Important Information

[Logo]
JOHN HANCOCK FUNDS
                                                               November 1, 2001

Dear Contract or Certificate Owner:

I am writing to ask for your vote on important matters concerning your investment in certain funds within your John Hancock Variable Annuity.

Your fund's trustees are proposing the merger of certain funds in the John Hancock Declaration Trust (the "Acquired Funds") into certain similar funds in the John Hancock Variable Series Trust I (the "Acquiring Funds"), as described in the enclosed proxy materials and summarized in the questions and answers on the following pages.

The board of trustees considered the following matters, among others, in approving the proposals:

o In most cases, the Acquiring Funds' total expenses are lower. As a result, shareholders may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay. Consolidating your fund's assets with a similar fund to increase the overall asset base is a logical path for containing the fund's expense ratios going forward.

o Combining the funds' assets into a single investment portfolio may broaden diversification, making investors less vulnerable to weakness in any single sector of the market.

The fund merger proposals have been unanimously approved by each fund's board of trustees, who believe the mergers will benefit you. The enclosed proxy statement contains further explanation and important details of the reorganizations, which I strongly encourage you to read before voting.

Your Vote Makes a Difference!
No matter what size your investment may be, your vote is important. Please read the enclosed materials and complete, sign and return the enclosed proxy ballot(s) to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience, we have provided a postage-paid envelope.

If you have any questions or need additional information, please contact your investment professional or call a John Hancock Service Representative at 1-800-824-0335, Monday through Friday between 8:00 A.M. and 8:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.

                                        Sincerely,

                                        /s/ Maureen R. Ford

                                        Maureen R. Ford
                                        Chairman and Chief Executive Officer


Declaration Variable Annuity, Patriot Variable Annuity and Revolution Variable Annuities are issued by John Hancock Life Insurance Company, or its subsidiary John Hancock Variable Life Insurance Company*, and are distributed by John Hancock Funds, Inc., 101 Huntington Avenue, Boston, MA 02199-7603, or Signator Investors Inc., 200 Clarendon Street, Boston, MA 02117.
*Not licensed in New York.


VAVSTPX 11/01

[GRAPHIC}

Q: What are the changes being proposed?

A: Generally, these proposals focus on merging funds into similar funds that have significantly larger assets and may offer a greater opportunity for future growth.

   Specifically, the trustees of your fund(s) are proposing the following mergers:

--------------------------------------------------------------------------------
                 Acquired Fund                Acquiring Fund
--------------------------------------------------------------------------------
  Proposal 1     V.A. Core Equity Fund        Growth & Income Fund
--------------------------------------------------------------------------------
  Proposal 2     V.A. Large Cap Growth Fund   Growth & Income Fund
--------------------------------------------------------------------------------
  Proposal 3     V.A. 500 Index Fund          Equity Index Fund
--------------------------------------------------------------------------------
  Proposal 4     V.A. International Fund      International Equity Fund
--------------------------------------------------------------------------------
  Proposal 5     V.A. Mid Cap Growth Fund     Fundamental Growth Fund
--------------------------------------------------------------------------------



  Proposal 6     V.A. Small Cap Growth Fund   VST Small Cap Growth Fund
--------------------------------------------------------------------------------
  Proposal 7     V.A. Bond Fund               Active Bond Fund
--------------------------------------------------------------------------------
  Proposal 8     V.A. Money Market Fund       VST Money Market Fund
--------------------------------------------------------------------------------


Q: Will this change affect the number of units I currently have? Will there be any tax implications?

A: No. There will be no impact on the number of units you have invested in your variable annuity, and there are no tax implications (no Form 1099R will be generated).

Q: Will the transfer count towards the 12 free transfers allowed per contract year?

A: No, the merger transfer will be free, and it will not count toward your allowable 12 free transfers per year.

Q: What if I do not want to have any units of the acquired fund transferred to the proposed acquiring fund?

A: Prior to the merger, you may contact an Annuity Service Representative at 1-800-824-0335, Monday through Friday between 8:00 A.M. - 8:00 P.M. Eastern Time and request a transfer to another investment option or Fixed Account (if available in your state). Please consult your investment professional prior to reallocating your assets.

Q: How do I vote?

A: Follow two simple steps:
   STEP 1: First, read the sections of the proxy statement that apply to your fund(s).
   STEP 2: Finally, complete the enclosed voting card for each of your funds and return it in the enclosed postage-paid envelope. If you have more than one card, you need to complete, sign and mail each one.

Q: Does my vote make a difference?

A: Whether you are a large or small investor, your vote is important, and we urge you to participate in this process to ensure that John Hancock represents your wishes when it casts votes at the shareholder meeting. The board of trustees of your fund(s) voted unanimously to recommend these changes, and your approval is needed to implement the changes.

JOHN HANCOCK V.A. CORE EQUITY FUND
JOHN HANCOCK V.A. LARGE CAP GROWTH FUND
JOHN HANCOCK V.A. 500 INDEX FUND
JOHN HANCOCK V.A. INTERNATIONAL FUND
JOHN HANCOCK V.A. MID CAP GROWTH FUND
JOHN HANCOCK V.A. SMALL CAP GROWTH FUND
JOHN HANCOCK V.A. BOND FUND
JOHN HANCOCK V.A. MONEY MARKET FUND
(each a "fund," and each a series of John Hancock Declaration Trust) 101 Huntington Avenue
Boston, MA 02199


Notice of Joint Special Meeting of Shareholders
Scheduled for December 5, 2001

This is the formal agenda for each fund's shareholder meeting. It tells you, as contract or certificate owners, and the insurance companies that are the owners of each fund's shares, what matters will be voted on and the time and place of the meeting. The insurance companies will vote their fund shares as instructed by their contract or certificate owners, who are also referred to in the proxy materials as "shareholders" for this limited purpose.


To the shareholders of each fund:

A joint shareholder meeting for your fund(s) will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, December 5, 2001 at 9:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund") and the Growth & Income Fund of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Core Equity Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Core Equity Fund. Growth & Income Fund would also assume V.A. Core Equity Fund's liabilities. V.A. Core Equity Fund's board of trustees recommends that shareholders vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund") and the Growth & Income Fund of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Large Cap Growth Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Large Cap Growth Fund. Growth & Income Fund would also assume V.A. Large Cap Growth Fund's liabilities. V.A. Large Cap Growth Fund's board of trustees recommends that shareholders vote FOR this proposal.

3. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund") and the Equity Index Fund of the John Hancock Variable Series Trust I ("Equity Index Fund"). Under this Agreement, V.A. 500 Index Fund would transfer all of its assets to Equity Index Fund in exchange for shares of Equity Index Fund. These shares would be distributed proportionately to the shareholders of V.A. 500 Index Fund. Equity Index Fund would also assume V.A. 500 Index Fund's liabilities. V.A. 500 Index Fund's board of trustees recommends that shareholders vote FOR this proposal.

4. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. International Fund ("V.A. International Fund") and the International Equity Fund of the John Hancock Variable Series Trust I ("International Equity Fund"). Under this Agreement, V.A. International Fund would transfer all of its assets to International Equity Fund in exchange for shares of International Equity Fund. These shares would be distributed proportionately to the shareholders of V.A. International Fund. International Equity Fund would also assume V.A. International Fund's liabilities. V.A. International Fund's board of trustees recommends that shareholders vote FOR this proposal.

5. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund") and the Fundamental Growth Fund of the John Hancock Variable Series Trust I ("Fundamental Growth Fund"). Under this Agreement, V.A. Mid Cap Growth Fund would transfer all of its assets to Fundamental Growth Fund in exchange for shares of Fundamen-tal Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Mid Cap Growth Fund. Fundamental Growth Fund would also assume V.A. Mid Cap Growth Fund's liabilities. V.A. Mid Cap Growth Fund's board of trustees recommends that shareholders vote FOR this proposal.

6. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund") and the Small Cap Growth Fund of the John Hancock Variable Series Trust I ("VST Small Cap Growth Fund"). Under this Agreement, V.A. Small Cap Growth Fund would transfer all of its assets to VST Small Cap Growth Fund in exchange for shares of VST Small Cap Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Small Cap Growth Fund. VST Small Cap Growth Fund would also assume V.A. Small Cap Growth Fund's liabilities. V.A. Small Cap Growth Fund's board of trustees recommends that shareholders vote FOR this proposal.

7. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Bond Fund ("V.A. Bond Fund") and the Active Bond Fund of the John Hancock Variable Series Trust I ("Active Bond Fund"). Under this Agreement, V.A. Bond Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares would be distributed proportionately to the shareholders of V.A. Bond Fund. Active Bond Fund would also assume V.A. Bond Fund's liabilities. V.A. Bond Fund's board of trustees recommends that shareholders vote FOR this proposal.

8. A proposal to approve an Agreement and Plan of Reorganization between John Hancock V.A. Money Market Fund ("V.A. Money Market Fund") and the Money Market Fund of the John Hancock Variable Series Trust I ("VST Money Market Fund"). Under this Agreement, V.A. Money Market Fund would transfer all of its assets to VST Money Market Fund in exchange for shares of VST Money Market Fund. These shares would be distributed proportionately to the shareholders of V.A. Money Market Fund. VST Money Market Fund would also assume V.A. Money Market Fund's liabilities. V.A. Money Market Fund's board of trustees recommends that shareholders vote FOR this proposal.

9.    Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on September 20, 2001 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card). If shareholders do not return their proxies in sufficient numbers, your fund will incur the cost of extra solicitations, which is indirectly borne by shareholders.

                                            By order of the board of trustees,

                                            Susan S. Newton
                                            Secretary


November 1, 2001
VAVSTPX 11/01

PROXY STATEMENT of
V.A. Core Equity Fund
V.A. Large Cap Growth Fund
V.A. 500 Index Fund
V.A. International Fund
V.A. Mid Cap Growth Fund
V.A. Small Cap Growth Fund
V.A. Bond Fund
V.A. Money Market Fund
(each an "Acquired Fund" or "your fund," and each a series of John Hancock Declaration Trust)

PROSPECTUS for
Growth & Income Fund
Equity Index Fund
International Equity Fund
Fundamental Growth Fund
Small Cap Growth Fund
Active Bond Fund
Money Market Fund
(each an "Acquiring Fund," and each a series of John Hancock Variable Series Trust I)

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of the Acquired Funds into the Acquiring Funds. Please read it carefully and retain it for future reference.

How Each Reorganization Will Work
   o Each Acquired Fund will transfer all of its assets to the respective Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.
   o Each Acquiring Fund will issue shares to the respective Acquired Fund in an amount equal to the value of the Acquired Fund's shares. These shares will be distributed to the Acquired Fund's shareholders in proportion to their holdings on the reorganization date.


   o Each Acquired Fund will be liquidated and fund shareholders will become shareholders of the corresponding Acquiring Fund.
   o The reorganization will be tax-free to shareholders.


Shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Funds have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why the Acquired Funds' Trustees are Recommending the Reorganizations
The Acquired Funds' trustees believe that reorganizing each fund into a larger fund with similar investment policies will enable the shareholders of the funds to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that may contribute to a lower expense ratio. Therefore, the trustees recommend that Acquired Fund shareholders vote FOR the reorganizations.

-----------------------------------------------------------------------------------------------------------------------------------
 Where to Get More Information
-----------------------------------------------------------------------------------------------------------------------------------
 Prospectuses of the Acquired Funds and the Acquiring      Incorporated by reference into this proxy statement and
 Funds dated May 1, 2001.                                  prospectus and summarized in Appendices A and B.
-----------------------------------------------------------------------------------------------------------------------------------
 The Acquiring Funds' annual and semiannual reports to     On file with the Securities and Exchange Commission
 shareholders.                                             ("SEC") and available at no charge by calling
---------------------------------------------------------  1-800-824-0335. Incorporated by reference into this proxy
 The Acquired Funds' annual and semiannual reports to      statement and prospectus.
 shareholders.
---------------------------------------------------------
 A statement of additional information dated November
 1, 2001. It contains additional information about the
 Acquired Funds and the Acquiring Funds.
-----------------------------------------------------------------------------------------------------------------------------------
 To ask questions about this proxy statement and           Call our toll-free telephone number: 1-800-824-0335.
 prospectus.
-----------------------------------------------------------------------------------------------------------------------------------

      The date of this proxy statement and prospectus is November 1, 2001.

TABLE OF CONTENTS

                                                                           Page
                                                                           -----
INTRODUCTION ...........................................................     3
PROPOSAL 1 -- V.A. CORE EQUITY FUND ....................................     3
  Summary ..............................................................     3
  Investment Risks .....................................................     7
  Proposal to Approve the Agreement and Plan of Reorganization .........     8
PROPOSAL 2 -- V.A. LARGE CAP GROWTH FUND ...............................     9
  Summary ..............................................................    10
  Investment Risks .....................................................    14
  Proposal to Approve the Agreement and Plan of Reorganization .........    15
PROPOSAL 3 -- V.A. 500 INDEX FUND ......................................    16
  Summary ..............................................................    16
  Investment Risks .....................................................    19
  Proposal to Approve the Agreement and Plan of Reorganization .........    20
PROPOSAL 4 -- V.A. INTERNATIONAL FUND ..................................    21
  Summary ..............................................................    21
  Investment Risks .....................................................    25
  Proposal to Approve the Agreement and Plan of Reorganization .........    26
PROPOSAL 5 -- V.A. MID CAP GROWTH FUND .................................    27
  Summary ..............................................................    27
  Investment Risks .....................................................    30
  Proposal to Approve the Agreement and Plan of Reorganization .........    31
PROPOSAL 6 -- V.A. SMALL CAP GROWTH FUND ...............................    32
  Summary ..............................................................    32
  Investment Risks .....................................................    36
  Proposal to Approve the Agreement and Plan of Reorganization .........    37
PROPOSAL 7 -- V.A. BOND FUND ...........................................    38
  Summary ..............................................................    38
  Investment Risks .....................................................    42
  Proposal to Approve the Agreement and Plan of Reorganization .........    42
PROPOSAL 8 -- V.A. MONEY MARKET FUND ...................................    44
  Summary ..............................................................    44
  Investment Risks .....................................................    47
  Proposal to Approve the Agreement and Plan of Reorganization .........    47
FURTHER INFORMATION ON EACH REORGANIZATION .............................    48
CAPITALIZATION .........................................................    49
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES .....................    51
BOARDS' EVALUATION AND RECOMMENDATION ..................................    51
VOTING RIGHTS AND REQUIRED VOTE ........................................    51
INFORMATION CONCERNING THE MEETING .....................................    52
OWNERSHIP OF SHARES OF THE FUNDS .......................................    53
EXPERTS ................................................................    54
AVAILABLE INFORMATION ..................................................    54
EXHIBIT A -- Form of Agreement and Plan of Reorganization ..............    55

APPENDICES

A. BASIC INFORMATION ABOUT THE FUNDS (attached to this document).

B. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: DECEMBER 31, 2000 (attached to this document).

INTRODUCTION

This proxy statement and prospectus is being used by the Acquired Funds' board of trustees to solicit proxies to be voted at a special meeting of each Acquired Fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, December 5, 2001 at 9:00 A.M., Eastern Time. The purpose of the meeting is to consider proposals to approve Agreements and Plans of Reorganization providing for the reorganization of the Acquired Funds into the Acquiring Funds, as summarized in the table below:

-------------------------------------------------------------------------------
              Acquired Fund                Acquiring Fund
-------------------------------------------------------------------------------
 Proposal 1   V.A. Core Equity Fund        Growth & Income Fund
-------------------------------------------------------------------------------
 Proposal 2   V.A. Large Cap Growth Fund   Growth & Income Fund
-------------------------------------------------------------------------------
 Proposal 3   V.A. 500 Index Fund          Equity Index Fund
-------------------------------------------------------------------------------
 Proposal 4   V.A. International Fund      International Equity Fund
-------------------------------------------------------------------------------
 Proposal 5   V.A. Mid Cap Growth Fund     Fundamental Growth Fund
-------------------------------------------------------------------------------
 Proposal 6   V.A. Small Cap Growth Fund   VST Small Cap Growth Fund
-------------------------------------------------------------------------------
 Proposal 7   V.A. Bond Fund               Active Bond Fund
-------------------------------------------------------------------------------
 Proposal 8   V.A. Money Market Fund       VST Money Market Fund
-------------------------------------------------------------------------------

Who is Eligible to Vote?


Shareholders of record on September 20, 2001 (record date) are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. As of the record date, the insurance companies, on behalf of the separate accounts, were shareholders of record of the Acquired Funds. The insurance companies will vote shares of the Acquired Funds held by them in accordance with voting instructions received from contract and certificate owners for whose accounts the shares are held. The enclosed voting instruction card will be used by the insurance companies to receive voting instructions from contract and certificate owners. The notice of meeting, the proxy card (voting instruction card), and the proxy statement and prospectus are being mailed to the insurance companies and contract and certificate owners on or about November 1, 2001.


Summary of Each Proposal

For each Proposal, this proxy statement and prospectus includes a summary of more complete information appearing later in the proxy statement. Please read the entire proxy statement and Exhibit A, as well as Appendices A and B, carefully, because they contain details that are not in the summary. You can obtain information about rights of a holder of a variable contract from your Annuity Prospectus.

PROPOSAL 1
Approval of Agreement and Plan of Reorganization Between
V.A. Core Equity Fund and Growth & Income Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Core Equity Fund and Growth & Income Fund. Under this Agreement, V.A. Core Equity Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Core Equity Fund. Growth & Income Fund would also assume V.A. Core Equity Fund's liabilities. V.A. Core Equity Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY
Comparison of V.A. Core Equity Fund to Growth & Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                    V.A. Core Equity Fund                              Growth & Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Business           A diversified series of John Hancock Declaration   A non-diversified series of John Hancock
                    Trust. The trust is an open-end investment         Variable Series Trust I. The trust is an open-
                    company organized as a Massachusetts business      end investment company organized as a
                    trust.                                             Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets as of   $41.1 million                                      $2,800.0 million
 June 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Core Equity Fund                              Growth & Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Investment adviser and     Investment Adviser:                                Investment Adviser:
 portfolio managers         John Hancock Advisers, Inc.                        John Hancock Life Insurance Company

                            Subadviser:                                        Subadviser:
                            Independence Investment LLC                        Independence Investment LLC

                            -A subsidiary of John Hancock Financial            Portfolio Managers:
                            Services, Inc.                                     Investment team overseen by:
                            -Founded in 1982
                                                                               Paul F. McManus
                            -Supervised by the adviser
                                                                               -Senior Vice President of subadviser
                            Portfolio Managers:                                -Joined team in 1996
                                                                               -Joined subadviser in 1982
                            Team responsible for day-to-day investment
                            management                                         Subadviser:
                                                                               Putnam Investment Management LLC
                                                                               -Managing since 1937
                                                                               -Managing fund since November, 2000

                                                                               Portfolio Managers:
                                                                               Investment team overseen by:

                                                                               C. Beth Cotner, CFA
                                                                               -Managing Director and Chief Investment
                                                                               Officer of subadviser
                                                                               -Joined subadviser in 1995
                                                                               -Began career in 1976
-----------------------------------------------------------------------------------------------------------------------------------
 Investment objective       The fund seeks above average total return          The fund is a non-diversified large and mid
                            (capital appreciation plus income). This           cap stock fund that seeks income and long-
                            objective can be changed without shareholder       term capital appreciation. This objective can
                            approval.                                          be changed without shareholder approval.
-----------------------------------------------------------------------------------------------------------------------------------
 Primary investments        The fund invests at least 65% of assets in a       The fund invests primarily in a diversified mix
                            diversified portfolio of equities which are        of common stocks of large and mid-sized U.S.
                            primarily large capitalization stocks. In normal   companies. The fund employs two
                            market conditions, the fund is almost entirely     subadvisers, Independence and Putnam, each
                            invested in stocks. The fund's risk profile is     of which employs its own investment
                            similar to that of the Standard & Poor's 500       approach and independently manages its
                            Index.                                             portion of the fund. Independence normally
                                                                               invests in 80 to 160 stocks, with at least 65%
                                                                               (usually higher) of its assets in large cap
                                                                               companies. Putnam normally invests in 65 to
                                                                               110 stocks, with at least 65% (usually higher)
                                                                               of its assets in large and mid cap companies.
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities         The fund may invest in foreign securities which are U.S. dollar-denominated.
-----------------------------------------------------------------------------------------------------------------------------------
 Diversification            The fund is diversified and, with respect to 75%   The fund is non-diversified and can invest
                            of total assets, cannot invest more than 5% of     more than 5% of total assets in securities of a
                            total assets in securities of a single issuer.     single issuer.
-----------------------------------------------------------------------------------------------------------------------------------


 Initial public offerings   The fund may invest in IPOs.
 ("IPOs")


-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives                The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities).
-----------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may        In abnormal market conditions, the fund may
 positions                  temporarily invest more than 35% of assets in      take temporary defensive measures -- such as
                            investment-grade short-term securities. In these   holding unusually large amounts of cash and
                            and other cases, the fund might not achieve its    cash equivalents -- that are inconsistent with
                            goal.                                              the fund's primary investment strategy. In
                                                                               taking those measures, the fund may not
                                                                               achieve its investment goal.
-----------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Core Equity Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.70%
Other expenses                                                                         0.17%
Total fund operating expenses                                                          0.87%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              0.87%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $89        $278       $483       $1,075


(1) V.A. Core Equity Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% until 4/30/02.


Growth & Income Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.67%
Other expenses                                                                         0.12%
Total fund operating expenses                                                          0.79%
Expense reimbursement (1)                                                              0.02%
Actual operating expenses                                                              0.77%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $79        $246       $428       $954

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table

The board of trustees of another John Hancock fund, V.A. Large Cap Growth Fund, has recommended that V.A. Large Cap Growth Fund also reorganize into Growth & Income Fund. The reorganization of V.A. Core Equity Fund with Growth & Income Fund, however, does not depend upon whether the reorganization involving V.A. Large Cap Growth Fund occurs. Your trustees do not expect the total expenses paid by Growth & Income Fund to increase if both reorganizations do occur.

The next two expense tables show the hypothetical ("pro forma") expenses of Growth & Income Fund assuming (1) that a reorganization with V.A. Core Equity Fund, but not V.A. Large Cap Growth Fund, occurred on June 30, 2000 or (2) that a reorganization with both V.A. Core Equity Fund and V.A. Large Cap Growth Fund occurred on June 30, 2000. The expenses shown in the table for V.A. Core Equity Fund and Growth & Income Fund are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Growth & Income Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma examples are for comparison purposes only and are not a representation of Growth & Income Fund's actual expenses or returns, either past or future.

Growth & Income Fund (PRO FORMA)
(Assuming reorganization with V.A. Core Equity Fund only)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.67%
Other expenses                                                                         0.12%
Total fund operating expenses                                                          0.79%
Expense reimbursement (1)                                                              0.02%
Actual operating expenses                                                              0.77%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $79        $246       $427       $953

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Growth & Income Fund (PRO FORMA)
(Assuming reorganization with both V.A. Core Equity Fund and V.A. Large Cap Growth Fund)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.67%
Other expenses                                                                         0.12%
Total fund operating expenses                                                          0.79%
Expense reimbursement (2)                                                              0.02%
Actual operating expenses                                                              0.77%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $79        $246       $427       $953

(2) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Core Equity Fund will transfer all of its assets to Growth & Income Fund. Growth & Income Fund will assume V.A. Core Equity Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Growth & Income Fund will issue to V.A. Core Equity Fund shares in an amount equal to the aggregate net asset value of V.A. Core Equity Fund's shares. These shares will be distributed immediately to V.A. Core Equity Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Core Equity Fund will end up as shareholders of Growth & Income Fund.

 o After the shares are issued, V.A. Core Equity Fund will be terminated.

 o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Core Equity Fund.

The following diagram shows how the reorganization would be carried out.

-------------------------                              ------------------------
     V.A. Core Equity                                      Growth & Income
  Fund transfers assets     V.A. Core Equity Fund        Fund receives assets
and liabilities to Growth   assets and liabilities      and assumes liabilities
       & Income Fund     ------------>---------------- of V.A. Core Equity Fund
-------------------------                              -------------------------
      ------------                                            -------------
      Shareholders ------------------<----------------------- Issues Shares
      ------------                                            -------------

           V.A. Core Equity Fund receives Growth & Income Fund shares and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Core Equity Fund -- 0.70% and Growth & Income Fund 0.67%. Growth & Income Fund's management fee rate of 0.67% and its pro forma management fee rate of 0.67% are lower than V.A. Core Equity Fund's management fee rate of 0.70%. V.A. Core Equity Fund's gross total annual operating expenses of 0.87% are substantially higher than those of Growth & Income Fund which are 0.79%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Core Equity Fund's total annual operating expenses (0.87%) are higher than those of Growth & Income Fund (0.77%). After the reorganization, Growth & Income Fund's pro forma total annual operating expenses (0.77%) are less than those of V.A. Core Equity Fund's gross total annual operating expenses (0.87%) and net total annual operating expenses (0.87%).

     Investment management fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Core Equity Fund    0.70%

Growth & Income Fund     0.71% on first $150 million
                         0.69% on next $150 million
                         0.67% in excess of $300 million

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------------------
                       V.A. Core Equity Fund                                Growth & Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Stock market risk     The value of securities in the fund may go down in response to overall stock market movements.
                       Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-----------------------------------------------------------------------------------------------------------------------------------
 Manager risk          The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-----------------------------------------------------------------------------------------------------------------------------------
 Investment category   The large capitalization stocks in which the fund    The large and medium capitalization stocks in
 risk                  primarily invests could fall out of favor with the   which the fund primarily invests could fall out
                       market, causing the fund to underperform funds       of favor with the market, causing the fund to
                       that focus on small or medium capitalization         underperform funds that focus on small
                       stocks.                                              capitalization stocks.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Core Equity Fund                            Growth & Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Non-diversification risk   Not applicable.                                  The fund's larger positions in individual
                                                                             companies could lead to more volatile
                                                                             performance relative to more diversified funds.
                                                                             The less diversified the fund's holdings are, the
                                                                             more a specific stock's poor performance is
                                                                             likely to hurt the fund's performance.
-----------------------------------------------------------------------------------------------------------------------------------
 Small and medium           The fund's investments in small or medium capitalization companies may be subject to larger and
 capitalization company     more erratic price movements than investments in large capitalization companies.
 risk
-----------------------------------------------------------------------------------------------------------------------------------


 Initial public offering    Many IPO stocks are issued by, and involve the   A significant part of the fund's return may at
 (IPO) risk                 risks associated with, small and medium          times be attributable to investments in IPOs.
                            capitalization companies.                        Many IPO stocks are issued by, and involve
                                                                             the risks associated with, small and medium
                                                                             capitalization companies.


-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk    Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk           Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------
 Turnover risk              In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Core Equity Fund will transfer all of its assets to Growth & Income Fund and Growth & Income Fund will assume all of V.A. Core Equity Fund's liabilities. This will result in the addition of V.A. Core Equity Fund's assets to Growth & Income Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Growth & Income Fund will issue to V.A. Core Equity Fund shares in an amount equal to the aggregate net asset value of V.A. Core Equity Fund's shares.
   As part of the liquidation of V.A. Core Equity Fund, these shares will be distributed immediately to shareholders of record of V.A. Core Equity Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Core Equity Fund will end up as shareholders of Growth & Income Fund.


 o After the shares are issued, the existence of V.A. Core Equity Fund will be terminated.


Reasons for the Proposed Reorganization

The board of trustees of V.A. Core Equity Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Core Equity Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, V.A. Core Equity Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Growth & Income Fund has a larger asset size than V.A. Core Equity Fund and may invest in a broader range of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Growth & Income Fund shares have performed similarly to V.A. Core Equity Fund shares over the life of both funds. While past performance cannot predict future results, the trustees believe that Growth & Income Fund is better positioned than V.A. Core Equity Fund to generate strong returns because of its ability to choose from a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Core Equity Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, Growth & Income Fund's total expenses are lower than V.A. Core Equity Fund's total expenses. As a result of the reorganization, shareholders of V.A. Core Equity Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay each month.

The trustees believe that Growth & Income Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Growth & Income Fund is a larger fund than V.A. Core Equity Fund, the trustees believe that the addition of V.A. Core Equity Fund's assets may add to the diversification of Growth & Income Fund's overall portfolio and therefore provide an economic benefit to Growth & Income Fund and its shareholders.


The boards of trustees of both funds also considered that the respective adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.


Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Core Equity Fund is higher than the rate paid by Growth & Income Fund. Growth & Income Fund's management fee rate of 0.67% and its pro forma management fee rate of 0.67% are lower than V.A. Core Equity Fund's management fee rate of 0.70%.

V.A. Core Equity Fund's gross total annual operating expenses of 0.87% are substantially higher than those of Growth & Income Fund which are 0.79%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Core Equity Fund's total annual operating expenses (0.87%) are higher than those of Growth & Income Fund (0.77%). After the reorganization, Growth & Income Fund's pro forma total annual operating expenses (0.77%) are less than those of V.A. Core Equity Fund's gross total annual operating expenses (0.87%) and net total annual operating expenses (0.87%).

The trustees do not believe, given V.A. Core Equity Fund's current size and historical growth rate, that V.A. Core Equity Fund will grow to an asset size that would allow V.A. Core Equity Fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that V.A. Core Equity Fund will reach an asset size which will allow V.A. Core Equity Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Core Equity Fund and Growth & Income Fund.

PROPOSAL 2
Approval of Agreement and Plan of Reorganization Between
V.A. Large Cap Growth Fund and Growth & Income Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Large Cap Growth Fund and Growth & Income Fund. Under this Agreement, V.A. Large Cap Growth Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares would be distributed proportionately to the shareholders of V.A. Large Cap Growth Fund. Growth & Income Fund would also assume V.A. Large Cap Growth Fund's liabilities. V.A. Large Cap Growth Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY
Comparison of V.A. Large Cap Growth Fund to Growth & Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                          V.A. Large Cap Growth Fund                        Growth & Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Business                 A diversified series of John Hancock              A non-diversified series of John Hancock
                          Declaration Trust. The trust is an open-end       Variable Series Trust I. The trust is an open-
                          investment company organized as a                 end investment company organized as a
                          Massachusetts business trust.                     Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets as of         $6.3 million                                      $2,800.0 million
 June 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
 Investment adviser and   Investment Adviser:                               Investment Adviser:
 portfolio managers       John Hancock Advisers, Inc.                       John Hancock Life Insurance Company

                          Portfolio Managers:                               Subadviser:
                                                                            Independence Investment LLC
                          William L. Braman
                          -Executive Vice President and                     Portfolio Managers:
                          Chief Investment Officer of adviser               Investment team overseen by:
                          -Joined fund team in 2000
                          -Joined adviser in 2000                           Paul F. McManus
                          -Began business career in 1977                    -Senior Vice President of subadviser
                                                                            -Joined team in 1996
                          Robert J. Uek, CFA                                -Joined subadviser in 1982
                          -Vice President of adviser
                          -Joined fund team in 2000                         Subadviser:
                          -Joined adviser in 1997                           Putnam Investment Management LLC
                          -Began business career in 1990                    -Managing since 1937
                                                                            -Managing fund since November, 2000
                          Paul J. Berlinguet
                          -Vice President of adviser                        Portfolio Managers:
                          -Joined fund team in 2001                         Investment team overseen by:
                          -Joined adviser in 2001
                          -Began business career in 1986                    C. Beth Cotner, CFA
                                                                            -Managing Director and Chief Investment
                                                                             Officer of subadviser
                                                                            -Joined subadviser in 1995
                                                                            -Began career in 1976
-----------------------------------------------------------------------------------------------------------------------------------
 Investment objective     The fund seeks long-term capital appreciation.    The fund is a non-diversified large and mid
                          This objective can be changed without             cap stock fund that seeks income and long-
                          shareholder approval.                             term capital appreciation. This objective can
                                                                            be changed without shareholder approval.
-----------------------------------------------------------------------------------------------------------------------------------


 Primary investments      The fund invests at least 65% of assets in        The fund invests primarily in a diversified
                          stocks of large capitalization companies          mix of common stocks of large and mid-
                          (companies in the capitalization range of the     sized U.S. companies. The fund employs two
                          Russell Top 200 Growth Index, which was           subadvisers, Independence and Putnam, each
                          $3.1 billion to $369.6 billion as of September    of which employs its own investment
                          30, 2001). The fund generally invests in a        approach and independently manages its
                          diversified portfolio of U.S. companies. The      portion of the fund. Independence normally
                          managers favor companies for which they           invests in 80 to 160 stocks, with at least
                          project an above-average growth rate.             65% (usually higher) of its assets in large cap
                                                                            companies. Putnam normally invests in 65 to
                                                                            110 stocks, with at least 65% (usually
                                                                            higher) of its assets in large and mid cap
                                                                            companies.


-----------------------------------------------------------------------------------------------------------------------------------
 Preferred stocks         The fund may invest in preferred stocks and other types of equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities       The fund may invest up to 15% of assets in        The fund may invest in foreign securities that
                          foreign securities.                               are U.S. dollar-denominated.
-----------------------------------------------------------------------------------------------------------------------------------


 Diversification          The fund is diversified and, with respect to      The fund is non-diversified and can invest
                          75% of total assets, cannot invest more than      more than 5% of total assets in securities on
                          5% of total assets in securities of a single      a single issuer.
                          issuer.


-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Large Cap Growth Fund                         Growth & Income Fund
-----------------------------------------------------------------------------------------------------------------------------------


 Initial public offerings   The fund may invest in IPOs.
 ("IPOs")


-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives                The fund may make limited use of certain           The fund may make limited use of certain
                            derivatives (investments whose value is based on   derivatives (investments whose value is based
                            indices, securities, or currencies).               on indices or other securities).
-----------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may        In abnormal market conditions, the fund may
 positions                  temporarily invest extensively in investment-      take temporary defensive measures -- such as
                            grade short-term securities. In these and other    holding unusually large amounts of cash and
                            cases, the fund might not achieve its goal.        cash equivalents -- that are inconsistent with
                                                                               the fund's primary investment strategy. In
                                                                               taking those measures, the fund may not
                                                                               achieve its investment goal.
-----------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Large Cap Growth Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.75%
Other expenses                                                                         0.31%
Total fund operating expenses                                                          1.06%
Expense reimbursement (1)                                                              0.06%
Actual operating expenses                                                              1.00%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $102       $320       $555       $1,229


(1) V.A. Large Cap Growth Fund's adviser has agreed to limit expenses, excluding management fees, to 0.25% until 4/30/02.


Growth & Income Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.67%
Other expenses                                                                         0.12%
Total fund operating expenses                                                          0.79%
Expense reimbursement (1)                                                              0.02%
Actual operating expenses                                                              0.77%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $79        $246       $427       $953

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Tables
The board of trustees of another John Hancock fund, V.A. Core Equity Fund, has recommended that V.A. Core Equity Fund also reorganize into Growth & Income Fund. The reorganization of V.A. Large Cap Growth Fund with Growth & Income Fund, however, does not depend upon whether the reorganization involving V.A. Core Equity Fund occurs. Your trustees do not expect the total expenses paid by Growth & Income Fund to increase if both reorganizations do occur.

The next two expense tables show the hypothetical ("pro forma") expenses of Growth & Income Fund assuming (1) that a reorganization with V.A. Large Cap Growth Fund, but not V.A. Core Equity Fund, occurred on June 30, 2000 or (2) that a reorganization with both V.A. Large Cap Growth Fund and V.A. Core Equity Fund occurred on June 30, 2000. The expenses shown in the table for V.A. Large Cap Growth Fund and Growth & Income Fund are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Growth & Income Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma examples are for comparison purposes only and are not a representation of Growth & Income Fund's actual expenses or returns, either past or future.

Growth & Income Fund (PRO FORMA)
(Assuming reorganization with V.A. Large Cap Growth Fund only)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.67%
Other expenses                                                                         0.12%
Total fund operating expenses                                                          0.79%
Expense reimbursement (1)                                                              0.02%
Actual operating expenses                                                              0.77%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $79        $246       $427       $953

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Growth & Income Fund (PRO FORMA)
(Assuming reorganization with both V.A. Large Cap Growth Fund and V.A. Core Equity Fund)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.67%
Other expenses                                                                         0.12%
Total fund operating expenses                                                          0.79%
Expense reimbursement (1)                                                              0.02%
Actual operating expenses                                                              0.77%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $79        $246       $427       $953

(1) Growth & Income Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Large Cap Growth Fund will transfer all of its assets to Growth & Income Fund. Growth & Income Fund will assume V.A. Large Cap Growth Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

o Growth & Income Fund will issue to V.A. Large Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Large Cap Growth Fund's shares. These shares will be distributed immediately to V.A. Large Cap Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Large Cap Growth Fund will end up as shareholders of Growth & Income Fund.


o After the shares are issued, V.A. Large Cap Growth Fund will be terminated.


o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Large Cap Growth Fund.

The following diagram shows how the reorganization would be carried out.

-------------------------                            ------------------------
   V.A.Large Cap Growth                                   Growth & Income
  Fund transfers assets   V.A. Large Cap Growth Fund    Fund receives assets
and liabilities to Growth   assets and liabilities   and assumes liabilities of
       & Income Fund     ------------>-------------- V.A. Large Cap Growth Fund
-------------------------                            -------------------------
      ------------                                            -------------
      Shareholders ------------------<----------------------- Issues Shares
      ------------                                            -------------

         V.A. Large Cap Growth Fund receives Growth & Income Fund shares and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Large Cap Growth Fund -- 0.75% and Growth & Income Fund -- 0.67%. Growth & Income Fund's management fee rate of 0.67% and its pro forma management fee rate of 0.67% are lower than V.A. Large Cap Growth Fund's management fee rate of 0.75%. V.A. Large Cap Growth Fund's gross total annual operating expenses of 1.06% are substantially higher than those of Growth & Income Fund which are 0.79%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Large Cap Growth Fund's total annual operating expenses (1.00%) are higher than those of Growth & Income Fund (0.77%). After the reorganization, Growth & Income Fund's pro forma total annual operating expenses (0.77%) are less than those of V.A. Large Cap Growth Fund's gross total annual operating expenses (1.06%) and net total annual operating expenses (1.00%).

     Investment advisory fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Large Cap Growth Fund  0.75%

Growth & Income Fund        0.71% on first $150 million
                            0.69% on next $150 million
                            0.67% in excess of $300 million

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------------------
                            V.A. Large Cap Growth Fund                       Growth & Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 Stock market risk          The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------------------------------------------------------------------------------------------------------------
 Manager risk               The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------------------------------
 Investment                 The large capitalization stocks in which the     The large and medium capitalization stocks
 category risk              fund primarily invests could fall out of favor   in which the fund primarily invests could fall
                            with the market, causing the fund to             out of favor with the market, causing the
                            underperform funds that focus on small or        fund to underperform funds that focus on
                            medium capitalization stocks.                    small capitalization stocks.
------------------------------------------------------------------------------------------------------------------------------------
 Non-diversification risk   Not applicable.                                  The fund's larger positions in individual
                                                                             companies could lead to more volatile
                                                                             performance relative to more diversified
                                                                             funds. The less diversified the fund's
                                                                             holdings are, the more a specific stock's poor
                                                                             performance is likely to hurt the fund's
                                                                             performance.
------------------------------------------------------------------------------------------------------------------------------------
 Small and medium           The fund's investments in small or medium capitalization companies may be subject to larger
 capitalization company     and more erratic price movements than investments in large capitalization companies.
 risk
------------------------------------------------------------------------------------------------------------------------------------


 Initial public offering    Many IPO stocks are issued by, and involve the   A significant part of the fund's return may at
 (IPO) risk                 risks associated with, small and medium          times be attributable to investments in IPOs.
                            capitalization companies.                        Many IPO stocks are issued by, and involve
                                                                             the risks associated with, small and medium
                                                                             capitalization companies.


------------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk    Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
------------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk           Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
 Turnover risk              In general, the greater the volume of buying and selling by a fund (and the higher its
                            "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of Reorganization
Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Large Cap Growth Fund will transfer all of its assets to Growth & Income Fund and Growth & Income Fund will assume all of V.A. Large Cap Growth Fund's liabilities. This will result in the addition of V.A. Large Cap Growth Fund's assets to Growth & Income Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Growth & Income Fund will issue to V.A. Large Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Large Cap Growth Fund's shares. As part of the liquidation of V.A. Large Cap Growth Fund, these shares will be distributed immediately to shareholders of record of V.A. Large Cap Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Large Cap Growth Fund will end up as shareholders of Growth & Income Fund.


 o After the shares are issued, the existence of V.A. Large Cap Growth Fund will be terminated.


Reasons for the Proposed Reorganization
The board of trustees of V.A. Large Cap Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Large Cap Growth Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, V.A. Large Cap Growth Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Growth & Income Fund has a larger asset size than V.A. Large Cap Growth Fund and may invest in a broader range of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Growth & Income Fund shares have performed better than V.A. Large Cap Growth Fund over the life of both funds. While past performance cannot predict future results, the trustees believe that Growth & Income Fund is better positioned than V.A. Large Cap Growth Fund to generate strong returns because of its ability to choose from a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Large Cap Growth Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, Growth & Income Fund's total expenses are lower than V.A. Large Cap Growth Fund's total expenses. As a result of the reorganization, shareholders of V.A. Large Cap Growth Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay each month.

The trustees believe that Growth & Income Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Growth & Income Fund is a larger fund than V.A. Large Cap Growth Fund, the trustees believe that the addition of V.A. Large Cap Growth Fund's assets may add to the diversification of Growth & Income Fund's overall portfolio and therefore provide an economic benefit to Growth & Income Fund and its shareholders without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities.


The boards of trustees of both funds also considered that the respective adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit to each adviser.


Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Large Cap Growth Fund is higher than the rate paid by Growth & Income Fund. Growth & Income Fund's management fee rate of 0.67% and its pro forma management fee rate of 0.67% are lower than V.A. Large Cap Growth Fund's management fee rate of 0.75%.

V.A. Large Cap Growth Fund's gross total annual operating expenses of 1.06% are substantially higher than those of Growth & Income Fund which are 0.79%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Large Cap Growth Fund's total annual operating expenses (1.00%) are higher than those of Growth & Income Fund (0.77%). After the reorganization, Growth & Income Fund's pro forma total annual operating expenses (0.77%) are less than those of V.A. Large Cap Growth Fund's gross total annual operating expenses (1.06%) and net total annual operating expenses (1.00%).

V.A. Large Cap Growth Fund has not increased its asset size. The trustees do not believe, given V.A. Large Cap Growth Fund's current size and historical growth rate, that V.A. Large Cap Growth Fund will grow to an asset size that would allow V.A. Large Cap Growth Fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that V.A. Large Cap Growth Fund will reach an asset size which will allow V.A. Large Cap Growth Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Large Cap Growth Fund and Growth & Income Fund.

PROPOSAL 3
Approval of Agreement and Plan of Reorganization Between
V.A. 500 Index Fund and Equity Index Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. 500 Index Fund and Equity Index Fund. Under this Agreement, V.A. 500 Index Fund would transfer all of its assets to Equity Index Fund in exchange for shares of Equity Index Fund. These shares would be distributed proportionately to the shareholders of V.A. 500 Index Fund. Equity Index Fund would also assume V.A. 500 Index Fund's liabilities. V.A. 500 Index Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. 500 Index Fund to Equity Index Fund

-----------------------------------------------------------------------------------------------------------------------------------
                          V.A. 500 Index Fund                                Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Business                 The fund is a diversified series of John Hancock   The fund is a diversified series of John
                          Declaration Trust. The trust is an open-end        Hancock Variable Series Trust I. The trust is
                          investment company organized as a                  an open-end investment management
                          Massachusetts business trust.                      company organized as a Massachusetts
                                                                             Business Trust.
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets as of June    $18.4 million                                      $539.1 million
 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
 Investment adviser and   Investment adviser:                                Investment adviser:
 portfolio managers       John Hancock Advisers, Inc.                        John Hancock Life Insurance Company


                         Portfolio manager:                                 Subadviser:
                                                                             SSgA Funds Management, Inc.
                          James D. Schantz, CFA                              (a subsidiary of State Street
                          -Vice President of adviser                         Bank and Trust Company)
                          -Joined fund team in 2000
                          -Joined adviser in 1998                            Portfolio Managers:
                          -Began business career in 1970
                                                                             John A. Tucker
                                                                             -Principal of Subadviser
                                                                             -Joined subadviser in 1988
                                                                             James B. May
                                                                             -Principal of Subadviser
                                                                             -Joined subadviser in 1989


-----------------------------------------------------------------------------------------------------------------------------------
 Investment objective     The fund seeks to provide investment results       The fund is a stock fund that seeks to track
                          that correspond to the total return performance    the performance of the S&P 500 Index, which
                          of the Standard & Poor's 500 Stock Price Index.    emphasizes the stocks of large U.S. companies.
                          This objective can be changed without              This objective can be changed without
                          shareholder approval.                              shareholder approval.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                         V.A. 500 Index Fund                                Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------


 Primary investments     The fund normally invests at least 80% of assets   The fund normally invests in all stocks
                         in common stocks of S&P 500 companies in           included in the S&P 500 Index. The manager
                         approximately the same proportions as they are     employs a passive management strategy by
                         represented in the Index. The fund is passively    normally investing in each stock in roughly
                         managed. Under normal circumstances, the fund      the same proportion as represented in the
                         is fully invested -- directly or through futures   Index. The fund is normally fully invested.
                         and options contracts -- in all 500 stocks
                         represented in the Index. The fund normally
                         maintains less than 1% of assets in cash or cash
                         equivalents.


-----------------------------------------------------------------------------------------------------------------------------------
 Exchange traded funds   The fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and other exchange traded funds designed to track the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities      The fund may invest in U.S. dollar-denominated foreign securities.
-----------------------------------------------------------------------------------------------------------------------------------
 Diversification         The fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives             The fund may invest in certain derivatives (investments whose value is based on indices or other securities) to maintain market exposure and manage cash flow.
-----------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. 500 Index Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee (1)                                                                     0.35%
Other expenses                                                                         0.74%
Total fund operating expenses                                                          1.09%
Expense reimbursement (2)(1)                                                           0.74%
Actual operating expenses                                                              0.35%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $36        $113       $197       $445

(1) The adviser has agreed to limit the management fee to 0.10% at least until 4/30/02.

(2) V.A. 500 Index Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until 4/30/02.

Equity Index Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.13%
Other expenses                                                                         0.04%
Total fund operating expenses                                                          0.17%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              0.17%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $17        $55        $96        $217

(1) Equity Index Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table
The following expense table shows the pro forma expenses of Equity Index Fund assuming that a reorganization with V.A. 500 Index Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Equity Index Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of Equity Index Fund's actual expenses or returns, either past or future.

Equity Index Fund (PRO FORMA)
(Assuming reorganization with V.A. 500 Index Fund)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.13%
Other expenses                                                                         0.04%
Total fund operating expenses                                                          0.17%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              0.17%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $17        $55        $96        $217

(1) Equity Index Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. 500 Index Fund will transfer all of its assets to Equity Index Fund. Equity Index Fund will assume V.A. 500 Index Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Equity Index Fund will issue to V.A. 500 Index Fund shares in an amount equal to the aggregate net asset value of V.A. 500 Index Fund's shares. These shares will be distributed immediately to V.A. 500 Index Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. 500 Index Fund will end up as shareholders of Equity Index Fund.


 o After the shares are issued, V.A. 500 Index Fund will be terminated.


 o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. 500 Index Fund.

The following diagram shows how the reorganization would be carried out.

-------------------------                            ------------------------
     V.A. 500 Index                                        Equity Index
  Fund transfers assets       V.A. 500 Index Fund      Fund receives assets
and liabilities to Equity   assets and liabilities    and assumes liabilities
       Index Fund        ------------>---------------  of V.A. 500 Index Fund
-------------------------                            -------------------------
      ------------                                           -------------
      Shareholders ------------------<---------------------- Issues Shares
      ------------                                           -------------

              V.A. 500 Index Fund receives Equity Index Fund shares
                    and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. 500 Index Fund -- 0.35% (before the adviser's agreement to limit the management fee to 0.10% at least until April 30, 2002) and Equity Index Fund -- 0.13%. Equity Index Fund's management fee rate of 0.13% and its pro forma management fee rate of 0.13% are less than V.A. 500 Index Fund's gross management fee rate of 0.35%. V.A. 500 Index Fund's gross total annual operating expenses of 1.09% are substantially higher than those of Equity Index Fund which are 0.17%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. 500 Index Fund's total annual operating expenses (0.35%) are higher than those of Equity Index Fund (0.17%). After the reorganization, Equity Index Fund's pro forma total annual operating expenses (0.17%) are less than those of V.A. 500 Index Fund's gross total annual operating expenses (1.09%) and net total annual operating expenses (0.35%).

      Investment advisory fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. 500 Index Fund   0.35%*

Equity Index Fund     0.15% on first $75 million
                      0.14% on next $50 million
                      0.13% in excess of $125 million


* Fee limited to 0.10% until 4/30/02.


INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------------------
                       V.A. 500 Index Fund                                 Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Stock market risk     The value of securities in the fund may go down in response to overall stock market movements.
                       Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. As an index fund, the fund will be less able than most funds to take defensive positions in abnormal market conditions. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-----------------------------------------------------------------------------------------------------------------------------------
 Manager risk          The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-----------------------------------------------------------------------------------------------------------------------------------
 Investment category   The large capitalization stocks that make up the Standard & Poor's 500 Index and in which the
 risk                  fund primarily invests could fall out of favor with the market. This would cause the fund to underperform funds that focus on small or medium capitalization stocks.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                          V.A. 500 Index Fund                              Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Index replication risk   Certain investment practices may cause the fund's composition and performance to deviate from those of the index.

                          o The securities selected by the manager may not be fully representative of the index.

                          o Transaction costs may reduce the fund's performance below that of the index.

                          o The size and timing of the fund's cash flows may cause its performance to differ from that of the index.

                          o The relative proportions of stocks in the fund's portfolio could drift overtime, which could increase tracking error.
-----------------------------------------------------------------------------------------------------------------------------------
 Correlation risk         The performance of S&P index-based futures,      The performance of S&P index-based futures
                          options and exchange traded funds may            and options may correlate less closely than
                          correlate less closely than direct stock         direct stock investments with the performance
                          investments with the performance of the index.   of the index.
-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk         Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION
Description of Reorganization
Shareholders are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. 500 Index Fund will transfer all of its assets to Equity Index Fund and Equity Index Fund will assume all of V.A. 500 Index Fund's liabilities. This will result in the addition of V.A. 500 Index Fund's assets to Equity Index Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Equity Index Fund will issue to V.A. 500 Index Fund shares in an amount equal to the aggregate net asset value of V.A. 500 Index Fund's shares. As part of the liquidation of V.A. 500 Index Fund, these shares will be distributed immediately to shareholders of record of V.A. 500 Index Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. 500 Index Fund will end up as shareholders of Equity Index Fund.


 o After the shares are issued, the existence of V.A. 500 Index Fund will be terminated.


Reasons for the Proposed Reorganization
The board of trustees of V.A. 500 Index Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. 500 Index Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.


First, V.A. 500 Index Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, Equity Index Fund shares have performed better than V.A. 500 Index Fund over the life of both funds. While past performance cannot predict future results, the trustees believe that Equity Index Fund is better positioned than V.A. 500 Index Fund to continue to generate strong returns.

Third, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. 500 Index Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fourth, Equity Index Fund's total expenses are lower than V.A. 500 Index Fund's total expenses. As a result of the reorganization, shareholders of V.A. 500 Index Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay each month.

The trustees believe that Equity Index Fund shareholders will also benefit from increased assets as a result of the reorganization. Although Equity Index Fund is a larger fund than V.A. 500 Index Fund, the trustees believe that the addition of V.A. 500 Index Fund's assets may add to the diversification of Equity Index Fund's overall portfolio and therefore provide an economic benefit to Equity Index Fund and its shareholders.

The boards of trustees of both funds also considered that the respective adviser will also benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.


Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. 500 Index Fund is more than the rate paid by Equity Index Fund. Equity Index Fund's management fee rate of 0.13% and its pro forma management fee rate of 0.13% are less than V.A. 500 Index Fund's management fee rate of 0.35%.

V.A. 500 Index Fund's gross total annual operating expenses of 1.09% are substantially higher than those of Equity Index Fund, which are 0.17%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. 500 Index Fund's total annual operating expenses (0.35%) are higher than those of Equity Index Fund (0.17%). After the reorganization, Equity Index Fund's pro forma total annual operating expenses (0.17%) are less than those of V.A. 500 Index Fund's gross total annual operating expenses (1.09%) and net total annual operating expenses (0.35%).

V.A. 500 Index Fund has not increased its asset size. The trustees do not believe, given V.A. 500 Index Fund's current size and historical growth rate, that V.A. 500 Index Fund will grow to an asset size that would allow V.A. 500 Index Fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that V.A. 500 Index Fund will reach an asset size which will allow V.A. 500 Index Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. 500 Index Fund and Equity Index Fund.

PROPOSAL 4
Approval of Agreement and Plan of Reorganization Between
V.A. International Fund and International Equity Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. International Fund and International Equity Fund. Under this Agreement, V.A. International Fund would transfer all of its assets to International Equity Fund in exchange for shares of International Equity Fund. These shares would be distributed proportionately to the shareholders of V.A. International Fund. International Equity Fund would also assume V.A. International Fund's liabilities. V.A. International Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. International Fund to International Equity Fund

-----------------------------------------------------------------------------------------------------------------------------------
                    V.A. International Fund                            International Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Business           A diversified series of John Hancock Declaration   A diversified series of John Hancock Variable
                    Trust. The trust is an open-end investment         Series Trust I. The trust is an open-end
                    company organized as a Massachusetts business      investment company organized as a
                    trust.                                             Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets as of   $5.0 million                                       $21.1 million
 June 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            V.A. International Fund                             International Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Investment adviser and     Investment Adviser:                                 Investment Adviser:
 portfolio managers         John Hancock Advisers, Inc.                         John Hancock Life Insurance Company

                            Subadviser:                                         Subadviser:
                            Nicholas-Applegate Capital Management               Goldman Sachs Asset Management

                            -U.S. based team responsible for day-to-day         -Managing since 1988
                            investment management                               -Managed fund since August 1999
                            -Managed fund since December 2000
                            -Founded in 1984                                    Fund Managers:
                            -Supervised by the adviser                          Management by team overseen by:
                                                                                Shogo Maeda
                                                                                -Managing director of subadviser
                                                                                -Joined subadviser in 1994

                                                                                Susan Noble
                                                                                -Managing director of subadviser
                                                                                -Joined subadviser in 1997

                                                                                Andrew Orchard
                                                                                -Executive director of subadviser
                                                                                -Joined subadviser in 1999
-----------------------------------------------------------------------------------------------------------------------------------
 Investment objective       The fund seeks long-term growth of capital.         The fund is an international stock fund that
                            This objective can be changed without               seeks long-term capital appreciation. This
                            shareholder approval.                               objective can be changed without
                                                                                shareholder approval.
-----------------------------------------------------------------------------------------------------------------------------------
 Primary investments        The fund invests at least 80% of assets in          The fund primarily invests in a diversified
                            stocks of foreign companies. The fund does          mix of common stocks of large established
                            not maintain a fixed allocation of assets, either   and medium-sized foreign companies located
                            with respect to securities type or geography.       primarily in developed countries outside the
                            The managers allocate the fund's assets among       U.S. The fund normally invests at least 65%
                            securities of countries that are expected to        of its assets in securities of non-U.S. entities.
                            provide the best opportunities for meeting the      The fund invests in at least 3 different
                            fund's investment objective.                        countries other than the U.S., but normally
                                                                                invests in 10 to 35 countries. The fund
                                                                                normally invests in 120 to 200 stocks and
                                                                                normally has 10% or less (usually lower) of
                                                                                its assets in cash and cash equivalents.
-----------------------------------------------------------------------------------------------------------------------------------
 Other investments          The fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts
                            ("EDRs") and Global Depositary Receipts ("GDRs").
-----------------------------------------------------------------------------------------------------------------------------------
 Emerging market            The fund may invest up to 30% of assets in          The fund will invest no more than 10% of
 securities                 emerging markets.                                   assets in emerging market stocks.
-----------------------------------------------------------------------------------------------------------------------------------


 Diversification            The fund is diversified and, with respect to        The fund is diversified and, with respect to
                            75% of total assets, cannot invest more than        75% of total assets, cannot invest more than
                            5% of total assets in securities of a single        5% of total assets in securities of a single
                            issuer. In addition, the fund cannot invest         issuer.
                            more than 5% of total assets in any one
                            security.
-----------------------------------------------------------------------------------------------------------------------------------
 Initial public offerings   The fund may invest in IPOs.
 ("IPOs")

-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives                The fund may make limited use of certain derivatives (investments whose value is based on indices, securities, or currencies).
-----------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may         In abnormal market conditions, the fund
 positions                  temporarily invest more than 20% of assets in       may take temporary defensive measures --
                            investment-grade short-term securities. In these    such as holding unusually large amounts of
                            and other cases, the fund might not achieve its     cash and cash equivalents -- that are
                            goal.                                               inconsistent with the fund's primary
                                                                                investment strategy. In taking those
                                                                                measures, the fund may not achieve its
                                                                                investment goal.
-----------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. International Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.90%
Other expenses                                                                         2.70%
Total fund operating expenses                                                          3.60%
Expense reimbursement (1)                                                              2.45%
Actual operating expenses                                                              1.15%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $117       $366       $634       $1,399

(1) V.A. International Fund's adviser has agreed to limit expenses, excluding management fees, to 0.25% until 4/30/02.

International Equity Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         1.20%
Other expenses                                                                         0.80%
Total fund operating expenses                                                          2.00%
Expense reimbursement (1)                                                              0.70%
Actual operating expenses                                                              1.30%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $133       $413       $714       $1,571

(1) International Equity Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table

The following expense table shows the pro forma expenses of International Equity Fund assuming that a reorganization with V.A. International Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. International Equity Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of International Equity Fund's actual expenses or returns, either past or future.

International Equity Fund (PRO FORMA)
(Assuming reorganization with V.A. International Fund)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         1.20%
Other expenses                                                                         0.80%
Total fund operating expenses                                                          2.00%
Expense reimbursement (1)                                                              0.70%
Actual operating expenses                                                              1.30%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $132       $413       $714       $1,571

(1) International Equity Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. International Fund will transfer all of its assets to International Equity Fund. International Equity Fund will assume V.A. International Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o International Equity Fund will issue to V.A. International Fund shares in an amount equal to the aggregate net asset value of V.A. International Fund's shares. These shares will be distributed immediately to V.A. International Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. International Fund will end up as shareholders of International Equity Fund.


 o After the shares are issued, V.A. International Fund will be terminated.


 o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. International Fund.

The following diagram shows how the reorganization would be carried out.

----------------------------                          --------------------------
     V.A. International                                  International Equity
 Fund transfers assets and    V.A. International Fund    Fund receives assets
liabilities to International  assets and liabilities   and assumes liabilities
        Equity Fund          ----------->------------ of V.A. International Fund
----------------------------                          --------------------------
         ------------                                           -------------
         Shareholders -----------------<----------------------- Issues Shares
         ------------                                           -------------

        V.A. International Fund receives International Equity Fund shares and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. International Fund -- 0.90% and International Equity Fund -- 1.20%. International Equity Fund's management fee rate of 1.20% and its pro forma management fee rate of 1.20% are higher than V.A. International Fund's management fee rate of 0.90%. V.A. International Fund's gross total annual operating expenses of 3.60% are substantially higher than those of International Equity Fund which are 2.00%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. International Fund's total annual operating expenses (1.15%) are lower than those of International Equity Fund (1.30%). After the reorganization, International Equity Fund's pro forma total annual operating expenses (2.00%) are less than those of V.A. International Fund's gross total annual operating expenses (3.60%) but not net total annual operating expenses (1.15%).

     Investment advisory fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. International Fund       0.90%

International Equity Fund     1.20% on first $50 million
                              1.05% on next $150 million
                              1.00% in excess of $200 million

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------------------
                           V.A. International Fund                              International Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Stock market risk         The value of securities in the fund may go down in response to overall stock market movements.
                           Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors or geographic regions, its performance could be worse than that of the overall stock market.
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign investment risk   Foreign investments are riskier than investments in U.S. companies. The special risks of foreign investments include:
                           o Economic, political and social instability
                           o Lack of reliable, publicly available information
                           o Limited or excessive government regulation
                           o Adverse governmental actions ranging from tax law changes to the collapse of governments
                           o Lack of liquidity
                           o Foreign currency exchange rate fluctuations
                           o Restrictions on currency transfers
                           o Foreign ownership limits
                           These risks are more severe in emerging market countries.
-----------------------------------------------------------------------------------------------------------------------------------
 Manager risk              The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-----------------------------------------------------------------------------------------------------------------------------------
 Investment category       Not applicable because the fund does not             The large and medium capitalization stocks in
 risk                      allocate a fixed amount of assets to any             which the fund primarily invests could fall out
                           particular region, country, industry,                of favor with the market, causing the fund to
                           capitalization level or other investment category.   underperform funds that focus on small
                                                                                capitalization stocks.
-----------------------------------------------------------------------------------------------------------------------------------


 Initial public offering   Many IPO stocks are issued by, and involve the       A significant part of the fund's return may at
 (IPO) risk                risks associated with, small and medium              times be attributable to investments in IPOs.
                           capitalization companies.                            Many IPO stocks are issued by, and involve
                                                                                the risks associated with, small and medium
                                                                                capitalization companies.


-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------
 Liquidity and valuation   In a down or unstable market, the fund's investments could become harder to value accurately or
 risks                     to sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------
 Turnover risk             In general, the greater the volume of buying and     The fund's turnover rate generally does not
                           selling by a fund (and the higher its "turnover      exceed 100%.
                           rate"), the greater the impact that transaction
                           costs will have on the fund's performance. The
                           fund's turnover rate may exceed 100%, which is
                           considered relatively high.
-----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. International Fund will transfer all of its assets to International Equity Fund and International Equity Fund will assume all of V.A. International Fund's liabilities. This will result in the addition of V.A. International Fund's assets to International Equity Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o International Equity Fund will issue to V.A. International Fund shares in an amount equal to the aggregate net asset value of V.A. International Fund's shares. As part of the liquidation of V.A. International Fund, these shares will be distributed immediately to shareholders of record of V.A. International Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. International Fund will end up as shareholders of International Equity Fund.


 o After the shares are issued, the existence of V.A. International Fund will be terminated.


Reasons for the Proposed Reorganization

The board of trustees of V.A. International Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. International Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, V.A. International Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. International Equity Fund has a larger asset size than V.A. International Fund and invests in the same types of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.


Third, International Equity Fund shares have performed better than V.A. International Fund over the one year period ended June 30, 2001. While past performance cannot predict future results, the trustees believe that International Equity Fund is better positioned than V.A. International Fund to generate strong returns.


Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. International Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The trustees believe that International Equity Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although International Equity Fund is a larger fund than V.A. International Fund, the trustees believe that the addition of V.A. International Fund's assets may add to the diversification of International Equity Fund's overall portfolio and therefore provide an economic benefit to International Equity Fund and its shareholders.

The boards of trustees of both funds also considered that the respective adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. International Fund is lower than the rate paid by International Equity Fund. International Equity Fund's management fee rate of 1.20% and its pro forma management fee rate of 1.20% are higher than V.A. International Fund's management fee rate of 0.90%.

V.A. International Fund's gross total annual operating expenses of 3.60% are substantially higher than those of International Equity Fund which are 2.00%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. International Fund's total annual operating expenses (1.15%) are lower than those of International Equity Fund (1.30%). After the reorganization, International Equity Fund's pro forma total annual operating expenses (2.00%) are less than those of V.A. International Fund's gross total annual operating expenses (3.60%) but not net total annual operating expenses (1.15%).

V.A. International Fund has not increased its asset size. The trustees do not believe, given V.A. International Fund's current size and historical growth rate, that V.A. International Fund will grow to an asset size that would allow V.A. International Fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that V.A. International Fund will reach an asset size which will allow V.A. International Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. International Fund and International Equity Fund.

PROPOSAL 5
Approval of Agreement and Plan of Reorganization Between
V.A. Mid Cap Growth Fund and Fundamental Growth Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Mid Cap Growth Fund and Fundamental Growth Fund. Under this Agreement, V.A. Mid Cap Growth Fund would transfer all of its assets to Fundamental Growth Fund in exchange for shares of Fundamental Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Mid Cap Growth Fund. Fundamental Growth Fund would also assume V.A. Mid Cap Growth Fund's liabilities. V.A. Mid Cap Growth Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY
Comparison of V.A. Mid Cap Growth Fund to Fundamental Growth Fund

-----------------------------------------------------------------------------------------------------------------------------------
                          V.A. Mid Cap Growth Fund                             Fundamental Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Business                 A diversified series of John Hancock Declaration     A diversified series of John Hancock Variable
                          Trust. The trust is an open-end investment           Series Trust I. The trust is an open-end
                          company organized as a Massachusetts business        investment company organized as a
                          trust.                                               Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets as of June    $6.3 million                                         $40.3 million
 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
 Investment adviser and   Investment adviser:                                  Investment adviser:
 portfolio managers       John Hancock Advisers, Inc.                          John Hancock Life Insurance Company

                          Portfolio Managers:                                  Subadviser:

                          -Team responsible for day-to-day investment          Putnam Investment Management, LLC
                          management                                           -Managing since 1937
                                                                               -Managed fund since August 2000
                                                                               Fund Managers:
                                                                               -Management by investment team overseen by:
                                                                               Eric M. Wetlaufer, CFA
                                                                               -Managing Director and Chief Investment
                                                                               Officer of subadviser
                                                                               -Joined subadviser in 1997
                                                                               -Began business career in 1985
-----------------------------------------------------------------------------------------------------------------------------------
 Investment objective     The fund seeks long-term capital appreciation.       The fund is a stock fund with a growth
                          This objective can be changed without                emphasis that seeks long-term capital
                          shareholder approval.                                appreciation. This objective can be changed
                                                                               without shareholder approval.
-----------------------------------------------------------------------------------------------------------------------------------


 Primary investments      The fund invests at least 80% of assets in stocks    The fund invests primarily in common stocks
                          of medium-capitalization companies (companies        of large-sized and mid-sized U.S. companies
                          in the capitalization range of the Russell Midcap    that are believed to offer above-average
                          Growth Index, which was $169.51 million to           potential for growth in revenues and earnings.
                          $13.56 billion on September 30, 2001). In            The fund normally invests in 90 to 150
                          managing the portfolio, the managers seek to         stocks, with at least 65% of its assets (usually
                          identify companies with above-average earnings       higher) in large and mid cap companies.
                          growth.


-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Mid Cap Growth Fund                            Fundamental Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities         The fund may invest up to 10% of assets in          The fund may invest in foreign securities that
                            foreign securities.                                 are U.S. dollar-denominated.
-----------------------------------------------------------------------------------------------------------------------------------


 Diversification            The fund is diversified and, with respect to 75%    The fund is diversified and, with respect to
                            of total assets, cannot invest more than 5% of      75% of total assets, cannot invest more than
                            total assets in securities of a single issuer. In   5% of total assets in securities of a single
                            addition, the fund cannot invest more than 5%       issuer.
                            of total assets in any one security.


-----------------------------------------------------------------------------------------------------------------------------------
 Cash and cash              The fund normally has less than 10% of assets in cash and cash equivalents.
 equivalents
-----------------------------------------------------------------------------------------------------------------------------------
 Initial public offerings   The fund may invest in IPOs.
 ("IPOs")
-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives                The fund may make limited use of certain            The fund may make limited use of certain
                            derivatives (investments whose value is based on    derivatives (investments whose value is based
                            indices or currencies).                             on indices or other securities).
-----------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may         In abnormal market conditions, the fund may
 positions                  temporarily invest in U.S. government securities    take temporary defensive measures -- such as
                            with maturities of up to three years, and may       holding unusually large amounts of cash and
                            also invest more than 10% of assets in cash         cash equivalents -- that are inconsistent with
                            and/or cash equivalents. In these and other         the fund's primary investment strategy. In
                            cases, the fund might not achieve its goal.         taking those measures, the fund may not
                                                                                achieve its investment goal.
-----------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Mid Cap Growth Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.75%
Other expenses                                                                         0.35%
Total fund operating expenses                                                          1.10%
Expense reimbursement (1)                                                              0.10%
Actual operating expenses                                                              1.00%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $102       $317       $550       $1,219

(1) V.A. Mid Cap Growth Fund's adviser has agreed to limit expenses, excluding management fees, to 0.25% at least until 4/30/02.

Fundamental Growth Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.90%
Other expenses                                                                         0.24%
Total fund operating expenses                                                          1.14%
Expense reimbursement (1)                                                              0.14%
Actual operating expenses                                                              1.00%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $102       $318       $551        $1,222

(1) Fundamental Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table
The following expense table shows the pro forma expenses of Fundamental Growth Fund assuming that a reorganization with V.A. Mid Cap Growth Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Fundamental Growth Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of Fundamental Growth Fund's actual expenses or returns, either past or future.

Fundamental Growth Fund (PRO FORMA)
(Assuming reorganization with V.A. Mid Cap Growth Fund)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.90%
Other expenses                                                                         0.23%
Total fund operating expenses                                                          1.13%
Expense reimbursement (1)                                                              0.13%
Actual operating expenses                                                              1.00%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $102       $318       $552       $1,225

(1) Fundamental Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Mid Cap Growth Fund will transfer all of its assets to Fundamental Growth Fund. Fundamental Growth Fund will assume V.A. Mid Cap Growth Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Fundamental Growth Fund will issue to V.A. Mid Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Mid Cap Growth Fund's shares. These shares will be distributed immediately to V.A. Mid Cap Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Mid Cap Growth Fund will end up as shareholders of Fundamental Growth Fund.


 o After the shares are issued, V.A. Mid Cap Growth Fund will be terminated.


 o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Mid Cap Growth Fund.

The following diagram shows how the reorganization would be carried out.

------------------------                            --------------------------
   V.A. Mid Cap Growth                                 Fundamental Growth
  Fund transfers assets   V.A. Mid Cap Growth Fund    Fund receives assets
    and liabilities to     assets and liabilities   and assumes liabilities of
Fundamental Growth Fund  ----------->--------------  V.A. Mid Cap Growth Fund
-----------------------                             --------------------------
      ------------                                         -------------
      Shareholders -----------------<--------------------- Issues Shares
      ------------                                         -------------

        V.A. Mid Cap Growth Fund receives Fundamental Growth Fund shares and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Mid Cap Growth Fund -- 0.75% and Fundamental Growth Fund -- 0.90%. Fundamental Growth Fund's management fee rate of 0.90% and its pro forma management fee rate of 0.90% are higher than V.A. Mid Cap Growth Fund's management fee rate of 0.75%. V.A. Mid Cap Growth Fund's gross total annual operating expenses of 1.10% are lower than those of Fundamental Growth Fund which are 1.14%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Mid Cap Growth Fund's total annual operating expenses (1.00%) are the same as Fundamental Growth Fund (1.00%). After the reorganization, Fundamental Growth Fund's pro forma total annual operating expenses (1.13%) are higher than those of V.A. Mid Cap Growth Fund's gross total annual operating expenses (1.10%) and net total annual operating expenses (1.00%).

     Investment advisory fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Mid Cap Growth Fund    0.75%

Fundamental Growth Fund     0.90% on first $250 million
                            0.85% in excess of $250 million

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------------------
                     V.A. Mid Cap Growth Fund                                   Fundamental Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Stock market risk   The value of securities in the fund may go down in response to overall stock market movements.
                     Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-----------------------------------------------------------------------------------------------------------------------------------
 Manager risk        The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                           V.A. Mid Cap Growth Fund   Fundamental Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------


 Investment category       The medium capitalization growth stocks in which the fund primarily invests could fall out of
 risk                      favor with the market. This could cause the fund to underperform funds that focus on large or small capitalization stocks or on value stocks.


-----------------------------------------------------------------------------------------------------------------------------------
 Medium capitalization     The fund's investments in small or medium capitalization companies may be subject to larger and
 company risk              more erratic price movements than investments in large capitalization companies.
-----------------------------------------------------------------------------------------------------------------------------------
 Initial public offering   A significant part of the fund's return may at times be attributable to investments in IPOs. Many
 (IPO) risk                IPO stocks are issued by, and involve the risks associated with, small and medium capitalization companies.
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------
 Liquidity and valuation   In a down or unstable market, the fund's investments could become harder to value accurately or
 risks                     to sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------
 Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Mid Cap Growth Fund will transfer all of its assets to Fundamental Growth Fund and Fundamental Growth Fund will assume all of V.A. Mid Cap Growth Fund's liabilities. This will result in the addition of V.A. Mid Cap Growth Fund's assets to Fundamental Growth Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Fundamental Growth Fund will issue to V.A. Mid Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Mid Cap Growth Fund's shares. As part of the liquidation of V.A. Mid Cap Growth Fund, these shares will be distributed immediately to shareholders of record of V.A. Mid Cap Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Mid Cap Growth Fund will end up as shareholders of Fundamental Growth Fund.


 o After the shares are issued, the existence of V.A. Mid Cap Growth Fund will be terminated.


Reasons for the Proposed Reorganization

The board of trustees of V.A. Mid Cap Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Mid Cap Growth Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, V.A. Mid Cap Growth Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Fundamental Growth Fund has a larger asset size than V.A. Mid Cap Growth Fund and may invest in a broader range of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Fundamental Growth Fund shares have performed better than V.A. Mid Cap Growth Fund over the life of both funds. While past performance cannot predict future results, the trustees believe that Fundamental Growth Fund is better positioned than V.A. Mid Cap Growth Fund to generate strong returns because of its ability to choose from a broader range of investment opportunities.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Mid Cap Growth Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The trustees believe that Fundamental Growth Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Fundamental Growth Fund is a larger fund than V.A. Mid Cap Growth Fund, the trustees believe the addition of V.A. Mid Cap Growth Fund's assets may add to the diversification of Fundamental Growth Fund's overall portfolio and therefore provide an economic benefit to Fundamental Growth Fund and its shareholders.


The boards of trustees of both funds also considered that the respective adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.


Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Mid Cap Growth Fund is lower than the rate paid by Fundamental Growth Fund. Fundamental Growth Fund's management fee rate of 0.90% and its pro forma management fee rate of 0.90% are higher than V.A. Mid Cap Growth Fund's management fee rate of 0.75%.

V.A. Mid Cap Growth Fund's gross total annual operating expenses of 1.10% are lower than those of Fundamental Growth Fund which are 1.14%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Mid Cap Growth Fund's total annual operating expenses (1.00%) are equal to those of Fundamental Growth Fund (1.00%). After the reorganization, Fundamental Growth Fund's pro forma gross total annual operating expenses (1.13%) are higher than those of V.A. Mid Cap Growth Fund's gross total annual operating expenses (1.10%) and net total annual operating expenses (1.00%).

V.A. Mid Cap Growth Fund has not increased its asset size. The trustees do not believe, given V.A. Mid Cap Growth Fund's current size and historical growth rate, that V.A. Mid Cap Growth Fund will grow to an asset size that would allow V.A. Mid Cap Growth Fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that V.A. Mid Cap Growth Fund will reach an asset size which will allow V.A. Mid Cap Growth Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Mid Cap Growth Fund and Fundamental Growth Fund.

PROPOSAL 6
Approval of Agreement and Plan of Reorganization Between
V.A. Small Cap Growth Fund and VST Small Cap Growth Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Small Cap Growth Fund and VST Small Cap Growth Fund. Under this Agreement, V.A. Small Cap Growth Fund would transfer all of its assets to VST Small Cap Growth Fund in exchange for shares of VST Small Cap Growth Fund. These shares would be distributed proportionately to the shareholders of V.A. Small Cap Growth Fund. VST Small Cap Growth Fund would also assume V.A. Small Cap Growth Fund's liabilities. V.A. Small Cap Growth Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Small Cap Growth Fund to VST Small Cap Growth Fund

-----------------------------------------------------------------------------------------------------------------------------------
                    V.A. Small Cap Growth Fund                         VST Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Business           A diversified series of John Hancock Declaration   A diversified series of John Hancock Variable
                    Trust. The trust is an open-end investment         Series Trust I. The trust is an open-end
                    company organized as a Massachusetts business      investment company organized as a
                    trust.                                             Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets as of   $13.3 million                                      $202.1 million
 June 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Small Cap Growth Fund                          VST Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Investment adviser and     Investment Adviser:                                 Investment Adviser:
 portfolio managers         John Hancock Advisers, Inc.                         John Hancock Life Insurance Company

                            Portfolio Managers:                                 Subadviser:
                                                                                John Hancock Advisers, Inc.
                            Bernice S. Behar, CFA
                            -Senior Vice President of adviser                   -Owned by John Hancock
                            -Joined fund team in 1996                           -Managing since 1968
                            -Joined adviser in 1991                             -Managing fund since May 1996
                            -Began business career in 1986
                                                                                Portfolio Manager:

                            Anurag Pandit, CFA                                  Bernice S. Behar, CFA
                            -Vice President of adviser                          -Senior Vice President of subadviser
                            -Joined fund team in 1996                           -Joined fund team in 1996
                            -Joined adviser in 1996                             -Joined subadviser in 1991
                            -Began business career in 1984                      -Began business career in 1986
-----------------------------------------------------------------------------------------------------------------------------------
 Investment objective       The fund seeks long-term capital appreciation.      The fund is a small cap stock fund with a
                            This objective can be changed without               growth emphasis that seeks long-term capital
                            shareholder approval.                               appreciation. This objective can be changed
                                                                                without shareholder approval.
-----------------------------------------------------------------------------------------------------------------------------------


 Primary investments        The fund invests at least 80% of assets in stocks   The fund invests primarily in common stocks
                            of small capitalization companies (companies in     of small U.S. companies that are believed to
                            the capitalization range of the Russell 2000        offer above-average potential for growth in
                            Growth Index, which was $3.3 million to $1.9        revenues and earnings. Stocks are purchased
                            billion as of September 30, 2001). The              that are expected to have rapid earnings
                            managers look for companies in the emerging         growth that is not yet widely recognized by
                            growth phase of development that are not yet        the investment community. The fund normally
                            widely recognized. The fund may also invest in      invests in 140 to 220 stocks, with at least
                            established companies that offer the possibility    65% (usually higher) of its assets in small cap
                            of accelerating earnings. To manage risk, the       companies.
                            fund typically invests in 150 to 220 companies
                            across many industries.


-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities         The fund may invest up to 10% of assets in          The fund may invest in foreign securities that
                            foreign securities.                                 are U.S. dollar-denominated.
-----------------------------------------------------------------------------------------------------------------------------------
 Preferred stocks           The fund may invest in preferred stocks and other types of equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
 Cash and cash              The fund normally has less than 10% of assets in cash and cash equivalents.
 equivalents
-----------------------------------------------------------------------------------------------------------------------------------


 Diversification            The fund is diversified and, with respect to 75%    The fund is diversified and, with respect to
                            of total assets, cannot invest more than 5% of      75% of total assets, cannot invest more than
                            total assets in securities of a single issuer. In   5% of total assets in securities of a single
                            addition, the fund cannot invest more than 5%       issuer.
                            of total assets in any one security.


-----------------------------------------------------------------------------------------------------------------------------------
 Initial public offerings   The fund may invest in IPOs.
 ("IPOs")
-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives                The fund may make limited use of certain            The fund may make limited use of certain
                            derivatives (investments whose value is based on    derivatives (investments whose value is based
                            indices or currencies).                             on indices or other securities).
-----------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive        In abnormal market conditions, the fund may         In abnormal market conditions, the fund may
 positions                  temporarily invest in U.S. government securities    take temporary defensive measures -- such as
                            with maturities of up to three years, and may       holding unusually large amounts of cash and
                            also invest more than 10% of assets in cash         cash equivalents -- that are inconsistent with
                            and/or cash equivalents. In these and other         the fund's primary investment strategy. In
                            cases, the fund might not achieve its goal.         taking those measures, the fund may not
                                                                                achieve its investment goal.
-----------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Small Cap Growth Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.75%
Other expenses                                                                         0.37%
Total fund operating expenses                                                          1.12%
Expense reimbursement (1)                                                              0.12%
Actual operating expenses                                                              1.00%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $102       $317       $550       $1,220

(1) V.A. Small Cap Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% at least until 4/30/02.

VST Small Cap Growth Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         1.05%
Other expenses                                                                         0.09%
Total fund operating expenses                                                          1.14%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              1.14%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $116       $362       $627       $1,385

(1) VST Small Cap Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table
The following expense table shows the pro forma expenses of VST Small Cap Growth Fund assuming that a reorganization with V.A. Small Cap Growth Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. VST Small Cap Growth Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of VST Small Cap Growth Fund's actual expenses or returns, either past or future.

VST Small Cap Growth Fund (PRO FORMA)
(Assuming reorganization with V.A. Small Cap Growth Fund)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         1.05%
Other expenses                                                                         0.09%
Total fund operating expenses                                                          1.14%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              1.14%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $116       $362       $627       $1,385

(1) VST Small Cap Growth Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization
 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Small Cap Growth Fund will transfer all of its assets to VST Small Cap Growth Fund. VST Small Cap Growth Fund will assume V.A. Small Cap Growth Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o VST Small Cap Growth Fund will issue to V.A. Small Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Small Cap Growth Fund's shares. These shares will be distributed immediately to V.A. Small Cap Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Small Cap Growth
   Fund will end up as shareholders of VST Small Cap Growth Fund.


 o After the shares are issued, V.A. Small Cap Growth Fund will be terminated.


 o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Small Cap Growth Fund.

The following diagram shows how the reorganization would be carried out.

----------------------                               --------------------------
 V.A. Small Cap Growth                                  VST Small Cap Growth
 Fund transfers assets   V.A. Small Cap Growth Fund     Fund receives assets
and liabilities to VST assets and liabilities and assumes liabilities of Small Cap Growth Fund -------------->-------------- V.A. Small Cap Growth Fund
----------------------                               --------------------------
     ------------                                         -------------
     Shareholders -------------------<------------------- Issues Shares
     ------------                                         -------------

      V.A. Small Cap Growth Fund receives VST Small Cap Growth Fund shares and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Small Cap Growth Fund -- 0.75% and VST Small Cap Growth Fund -- 1.05%. VST Small Cap Growth Fund's management fee rate of 1.05% and its pro forma management fee rate of 1.05% are higher than V.A. Small Cap Growth Fund's management fee rate of 0.75%. V.A. Small Cap Growth Fund's gross total annual operating expenses of 1.12% lower than those of VST Small Cap Growth Fund which are 1.14%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Small Cap Growth Fund's total annual operating expenses (1.00%) are lower than those of VST Small Cap Growth Fund (1.14%). After the reorganization, VST Small Cap Growth Fund's pro forma total annual operating expenses (1.14%) are higher than those of V.A. Small Cap Growth Fund's gross total annual operating expenses (1.12%) and net total annual operating expenses (1.00%).

     Investment advisory fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Small Cap Growth Fund    0.75%
VST Small Cap Growth Fund     1.05%

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------------------
                           V.A. Small Cap Growth Fund                       VST Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Stock market risk         The value of securities in the fund may go down in response to overall stock market movements.
                           Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-----------------------------------------------------------------------------------------------------------------------------------
 Manager risk              The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-----------------------------------------------------------------------------------------------------------------------------------
 Investment category       The small capitalization growth stocks in which the fund primarily invests could fall out of favor
 risk                      with the market. This could cause the fund to underperform funds that focus on large or medium capitalization stocks or on value stocks.
-----------------------------------------------------------------------------------------------------------------------------------
 Small and medium          The fund's investments in small or medium capitalization companies may be subject to larger and
 capitalization company    more erratic price movements than investments in established large capitalization companies.
 risk                      Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.
-----------------------------------------------------------------------------------------------------------------------------------
 Initial public offering   A significant part of the fund's return may at times be attributable to investments in IPOs. Many
 (IPO) risk                IPO stocks are issued by, and involve the risks associated with, small and medium capitalization companies.
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
-----------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------
 Liquidity and             In a down or unstable market, the fund's investments could become harder to value accurately or
 valuation risks           to sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------------
 Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION

Description of Reorganization
Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Small Cap Growth Fund will transfer all of its assets to VST Small Cap Growth Fund and VST Small Cap Growth Fund will assume all of V.A. Small Cap Growth Fund's liabilities. This will result in the addition of V.A. Small Cap Growth Fund's assets to VST Small Cap Growth Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o VST Small Cap Growth Fund will issue to V.A. Small Cap Growth Fund shares in an amount equal to the aggregate net asset value of V.A. Small Cap Growth Fund's shares. As part of the liquidation of V.A. Small Cap Growth Fund, these shares will be distributed immediately to shareholders of record of V.A. Small Cap Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Small Cap Growth
   Fund will end up as shareholders of VST Small Cap Growth Fund.


 o After the shares are issued, the existence of V.A. Small Cap Growth Fund will be terminated.


Reasons for the Proposed Reorganization
The board of trustees of V.A. Small Cap Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Small Cap Growth Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, V.A. Small Cap Growth Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. VST Small Cap Growth Fund has a larger asset size than V.A. Small Cap Growth Fund and invests in the same types of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, VST Small Cap Growth Fund shares have performed better than V.A. Small Cap Growth Fund over the life of both funds. While past performance cannot predict future results, the trustees believe that VST Small Cap Growth Fund is better positioned than V.A. Small Cap Growth Fund to continue to generate strong returns.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Small Cap Growth Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The trustees believe that VST Small Cap Growth Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although VST Small Cap Growth Fund is a larger fund than V.A. Small Cap Growth Fund, the trustees believe that the addition of V.A. Small Cap Growth Fund's assets may add to the diversification of VST Small Cap Growth Fund's overall portfolio and therefore provide an economic benefit to VST Small Cap Growth Fund and its shareholders without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities.


The boards of trustees of both funds also considered that the respective adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.


Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Small Cap Growth Fund is lower than the rate paid by VST Small Cap Growth Fund. VST Small Cap Growth Fund's management fee rate of 1.05% and its pro forma management fee rate of 1.05% are higher than V.A. Small Cap Growth Fund's management fee rate of 0.75%.

V.A. Small Cap Growth Fund's gross total annual operating expenses of 1.12% are lower than those of VST Small Cap Growth Fund which are 1.14%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Small Cap Growth Fund's total annual operating expenses (1.00%) are lower than those of VST Small Cap Growth Fund (1.14%). After the reorganization, VST Small Cap Growth Fund's pro forma total annual operating expenses (1.14%) are more than those of V.A. Small Cap Growth Fund's gross total annual operating expenses (1.12%) and net total annual operating expenses (1.00%).

V.A. Small Cap Growth Fund has not increased its asset size. The trustees do not believe, given V.A. Small Cap Growth Fund's current size and historical growth rate, that V.A. Small Cap Growth Fund will grow to an asset size that would allow V.A. Small Cap Growth Fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that V.A. Small Cap Growth Fund will reach an asset size which will allow V.A. Small Cap Growth Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Small Cap Growth Fund and VST Small Cap Growth Fund.

PROPOSAL 7
Approval of Agreement and Plan of Reorganization Between
V.A. Bond Fund and Active Bond Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Bond Fund and Active Bond Fund. Under this Agreement, V.A. Bond Fund would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares would be distributed proportionately to the shareholders of V.A. Bond Fund. Active Bond Fund would also assume V.A. Bond Fund's liabilities. V.A. Bond Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of V.A. Bond Fund to Active Bond Fund

------------------------------------------------------------------------------------------------------------------------------------
                          V.A. Bond Fund                                     Active Bond Fund
 Business                 The fund is a diversified series of John Hancock   The fund is a diversified series of John
                          Declaration Trust. The trust is an open-end        Hancock Variable Series Trust I. The trust is
                          investment company organized as a                  an open-end investment company organized as
                          Massachusetts business trust.                      a Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------------------
 Net assets as of         $67.7 million                                      $816.3 million
 June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
 Investment adviser and   Investment Adviser:                                Investment Adviser:
 portfolio managers       John Hancock Advisers, Inc.                        John Hancock Life Insurance Company

                         Portfolio managers:                                Subadviser:
                                                                             John Hancock Advisers, Inc.
                          James K. Ho, CFA
                          -Executive Vice President of adviser               Portfolio manager:
                          -Joined fund team in 1996
                          -Joined adviser in 1985                            James K. Ho, CFA
                          -Began business career in 1977                     -Executive Vice President of subadviser
                                                                             -Joined fund team in 1995
                          Benjamin A. Matthews                               -Joined subadviser in 1985
                          -Vice President of adviser                         -Began business career in 1977
                          -Joined fund team in 1998
                          -Joined adviser in 1995
                          -Began business career in 1970
------------------------------------------------------------------------------------------------------------------------------------
 Investment objective     The fund seeks to generate a high level of         The fund is an intermediate term bond fund
                          current income consistent with prudent             of medium credit quality that seeks income
                          investment risk. This objective can be changed     and capital appreciation. This objective can be
                          without shareholder approval.                      changed without shareholder approval.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                          V.A. Bond Fund                                      Active Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Primary investments      The fund normally invests at least 65% of assets    The fund primarily invests in a diversified mix
                          in a diversified portfolio of debt securities.      of debt securities including:
                          These include corporate bonds and debentures
                          as well as U.S. government and agency               o U.S. Treasury and agency securities;
                          securities. Most of these are investment grade.     o foreign government and agency securities (if
                                                                                dollar-denominated);
                                                                              o corporate bonds, both U.S. and foreign (if
                                                                                dollar-denominated); and
                                                                              o mortgage and asset-backed securities.

                                                                              The fund normally has an average credit rating
                                                                              of "A" or higher.
------------------------------------------------------------------------------------------------------------------------------------
 Junk bonds               The fund may invest up to 25% of assets in          The fund may invest up to 25% of assets in
                          junk bonds rated as low as CC/Ca and their          junk bonds.
                          unrated equivalents.
------------------------------------------------------------------------------------------------------------------------------------
 Foreign securities       The fund does not invest more than 25% of           The fund may invest in foreign securities that
                          assets in foreign securities (excluding U.S.        are U.S. dollar-denominated.
                          dollar-denominated Canadian securities).
------------------------------------------------------------------------------------------------------------------------------------
 Mortgage-backed and      The fund invests in mortgage-backed and asset-backed securities.
 asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
 Cash and cash            Under normal conditions, the fund does not invest more than 10% of assets in cash or cash
 equivalents              equivalents.
------------------------------------------------------------------------------------------------------------------------------------


 Average maturity         There is no limit on the fund's average maturity.   There is no limit on the fund's average
                                                                              maturity. However, the fund maintains an
                                                                              average maturity that is typically between four
                                                                              and ten years.


------------------------------------------------------------------------------------------------------------------------------------
 Diversification          The fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
------------------------------------------------------------------------------------------------------------------------------------
 Derivatives              The fund may invest in certain derivatives          The fund may invest in certain derivatives
                          (investments whose value is based on indices,       (investments whose value is based on indices
                          securities or currencies).                          or other securities.)
------------------------------------------------------------------------------------------------------------------------------------
 Temporary defensive      In abnormal market conditions, the fund may         In abnormal market conditions, the fund may
 positions                temporarily invest more than 35% of assets in       take temporary defensive measures -- such as
                          investment-grade short-term securities. In these    holding unusually large amounts of cash and
                          and other cases, the fund might not achieve its     cash equivalents -- that are inconsistent with
                          goal.                                               the fund's primary investment strategy. In
                                                                              taking those measures, the fund may not
                                                                              achieve its investment goal.
------------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Bond Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.50%
Other expenses                                                                         0.25%
Total fund operating expenses                                                          0.75%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              0.75%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $76        $238       $415       $925


(1) V.A. Bond Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.25% until 4/30/02.


Active Bond Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.62%
Other expenses                                                                         0.15%
Total fund operating expenses                                                          0.77%
Expense reimbursement (1)                                                              0.05%
Actual operating expenses                                                              0.72%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $73        $229       $398       $889

(1) Active Bond Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table
The following expense table shows the pro forma expenses of Active Bond Fund assuming that a reorganization with V.A. Bond Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. Active Bond Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of Active Bond Fund's actual expenses or returns, either past or future.

Active Bond Fund (PRO FORMA)
(Assuming reorganization with V.A. Bond Fund)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.61%
Other expenses                                                                         0.12%
Total fund operating expenses                                                          0.73%
Expense reimbursement (1)                                                              0.02%
Actual operating expenses                                                              0.71%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $73        $228       $396       $884

(1) Active Bond Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization
 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Bond Fund will transfer all of its assets to Active Bond Fund. Active Bond Fund will assume V.A. Bond Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Active Bond Fund will issue to V.A. Bond Fund shares in an amount equal to the aggregate net asset value of V.A. Bond Fund's shares. These shares will be distributed immediately to V.A. Bond Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Bond Fund will end up as shareholders of Active Bond Fund.


 o After the shares are issued, V.A. Bond Fund will be terminated.


 o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Bond Fund.

The following diagram shows how the reorganization would be carried out.

-------------------------                             ------------------------
       V.A. Bond                                            Active Bond
  Fund transfers assets         V.A. Bond Fund          Fund receives assets
and liabilities to Active   assets and liabilities     and assumes liabilities
       Bond Fund         ------------>----------------    of V.A. Bond Fund
-------------------------                             -------------------------
      ------------                                           -------------
      Shareholders ------------------<---------------------- Issues Shares
      ------------                                           -------------

                 V.A. Bond Fund receives Active Bond Fund shares
                    and distributes them to its shareholders.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Bond Fund -- 0.50% and Active Bond Fund -- 0.62%. Active Bond Fund's management fee rate of 0.62% and its pro forma management fee rate of 0.61% are higher than V.A. Bond Fund's management fee rate of 0.50%. V.A. Bond Fund's gross total annual operating expenses of 0.75% are lower than those of Active Bond Fund which are 0.77%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Bond Fund's total annual operating expenses (0.75%) are higher than those of Active Bond Fund (0.72%). After the reorganization, Active Bond Fund's pro forma total annual operating expenses (0.73%) are less than those of V.A. Bond Fund's gross total annual operating expenses (0.75%) and net total annual operating expenses (0.75%).

     Investment advisory fees as a percentage of average daily net assets.
--------------------------------------------------------------------------------
V.A. Bond Fund       0.50%

Active Bond Fund     0.70% on first $100 million
                     0.65% on next $150 million
                     0.61% on next $250 million
                     0.575% on next $500 million
                     0.55% in excess of $1 billion

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------------------
                           V.A. Bond Fund                                   Active Bond Fund
 Interest rate risk        When interest rates rise, bond prices usually fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.
------------------------------------------------------------------------------------------------------------------------------------
 Prepayment (call) and     If interest rate movements cause the fund's mortgage-related and callable securities to be paid off
 extension risks           earlier or later than expected, the fund's share price or yield could be hurt.
------------------------------------------------------------------------------------------------------------------------------------
 Credit risk               The fund could lose money if the credit rating of any bond in its portfolio is downgraded or if the issuer of the bond defaults on its obligations. In general, lower-rated bonds involve more credit risk. The prices of lower-rated bonds may also be more volatile and more sensitive to adverse economic developments.
------------------------------------------------------------------------------------------------------------------------------------
 Sector concentration      If the fund concentrates in certain sectors of the bond market, its performance could be worse
 risk                      than that of the overall bond market.
------------------------------------------------------------------------------------------------------------------------------------
 Manager risk              The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments involve additional risks, including potentially inaccurate financial information and social or political instability. The prices of foreign bonds may also be more volatile and more sensitive to adverse economic developments occuring outside the U.S.
------------------------------------------------------------------------------------------------------------------------------------
 Foreign currency risk     Unfavorable foreign currency exchange rates      Not applicable because the fund invests only
                           could reduce the value of bonds denominated in   in U.S. dollar-denominated bonds.
                           foreign currencies.
------------------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
 Liquidity and valuation   In a down or unstable market, the fund's investments could become harder to value accurately or
 risks                     to sell at a fair price.
------------------------------------------------------------------------------------------------------------------------------------
 Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its
                           "turnover
                           rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's
                           turnover rate may exceed 100%, which is considered relatively high.
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT
AND PLAN OF REORGANIZATION
Description of Reorganization
Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 7, 2001, but may occur on any later date before June 30, 2002. V.A. Bond Fund will transfer all of its assets to Active Bond Fund and Active Bond Fund will assume all of V.A. Bond Fund's liabilities. This will result in the addition of V.A. Bond Fund's assets to Active Bond Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Active Bond Fund will issue to V.A. Bond Fund shares in an amount equal to the aggregate net asset value of V.A. Bond Fund's shares. As part of the liquidation of V.A. Bond Fund, these shares will be distributed immedi-
  ately to shareholders of record of V.A. Bond Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Bond Fund will end up as shareholders of Active Bond Fund.


 o After the shares are issued, the existence of V.A. Bond Fund will be terminated.


Reasons for the Proposed Reorganization.
The board of trustees of V.A. Bond Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Bond Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, V.A. Bond Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. Active Bond Fund has a larger asset size than V.A. Bond Fund and invests in the same types of securities. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, Active Bond Fund shares have performed better than V.A. Bond Fund over the life of both funds. While past performance cannot predict future results, the trustees believe that Active Bond Fund is better positioned than V.A. Bond Fund to generate strong returns.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Bond Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The trustees believe that Active Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although Active Bond Fund is a larger fund than V.A. Bond Fund, the trustees believe that the addition of V.A. Bond Fund's assets may add to the diversification of Active Bond Fund's overall portfolio and therefore provide an economic benefit to Active Bond Fund and its shareholders.


The boards of trustees of both funds also considered that the respective adviser will also benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.


Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Bond Fund is lower than the rate paid by Active Bond Fund. Active Bond Fund's management fee rate of 0.62% and its pro forma management fee rate of 0.61% are higher than those of V.A. Bond Fund's management fee rate of 0.50%.

V.A. Bond Fund's gross total annual operating expenses of 0.75% are lower than those of Active Bond Fund, which are 0.77%. After the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Bond Fund's total annual operating expenses (0.75%) are higher than those of Active Bond Fund (0.72%). After the reorganization, Active Bond Fund's pro forma total annual operating expenses (0.73%) are less than those of V.A. Bond Fund's gross total annual operating expenses (0.75%) and net total annual operating expenses (0.75%).

V.A. Bond Fund has not increased its asset size. The trustees do not believe, given V.A. Bond Fund's current size and historical growth rate, that V.A. Bond Fund will grow to an asset size that would allow V.A. Bond Fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that V.A. Bond Fund will reach an asset size which will allow V.A. Bond Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Bond Fund and Active Bond Fund.

PROPOSAL 8
Approval of Agreement and Plan of Reorganization Between
V.A. Money Market Fund and VST Money Market Fund

A proposal to approve an Agreement and Plan of Reorganization between V.A. Money Market Fund and VST Money Market Fund. Under this Agreement, V.A. Money Market Fund would transfer all of its assets to VST Money Market Fund in exchange for shares of VST Money Market Fund. These shares would be distributed proportionately to the shareholders of V.A. Money Market Fund. VST Money Market Fund would also assume V.A. Money Market Fund's liabilities. V.A. Money Market Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY
Comparison of V.A. Money Market Fund to VST Money Market Fund

------------------------------------------------------------------------------------------------------------------------------------
                          V.A. Money Market Fund                               VST Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Business                 A diversified series of John Hancock Declaration     A diversified series of John Hancock Variable
                          Trust. The trust is an open-end investment           Series Trust I. The trust is an open-end
                          company organized as a Massachusetts business        investment company organized as a
                          trust.                                               Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------------------
 Net assets as of         $143.5 million                                       $459.4 million
 June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
 Investment adviser and   Investment Adviser:                                  Investment Adviser:
 portfolio managers       John Hancock Advisers, Inc.                          John Hancock Life Insurance Company

                          Portfolio Managers:                                  Subadviser:

                          -Team of Money Market research analysts and          Wellington Management Company, LLP
                          portfolio managers.                                  -Managing, with predecessors, since 1928
                                                                               -Managing fund since May 2001

                                                                               Portfolio Managers:

                                                                               Management by investment team overseen by:

                                                                               John Keogh
                                                                               -Senior Vice President and Partner of
                                                                                subadviser
                                                                               -Joined subadviser in 1983
------------------------------------------------------------------------------------------------------------------------------------
 Investment objective     The fund seeks the maximum current income            The fund is a money market fund that seeks
                          that is consistent with maintaining liquidity and    to preserve capital and liquidity while also
                          preserving capital. The fund intends to maintain     seeking to achieve a competitive yield. The
                          a stable $1 share price. This objective can be       fund intends to maintain a stable net asset
                          changed without shareholder approval.                value of $1.00 per share. This objective can be
                                                                               changed without shareholder approval.
------------------------------------------------------------------------------------------------------------------------------------
 Primary investments      The fund invests only in dollar-denominated          The fund invests in U.S. dollar denominated
                          securities rated within the two highest short-       money market instruments rated in one of the
                          term credit categories and their unrated             two highest short-term credit rating categories,
                          equivalents. These securities may be issued by:      primarily including:

                          o U.S. and foreign companies                         o commercial paper and other short-term
                          o U.S. and foreign banks                               obligations of U.S. and foreign issuers
                          o U.S. and foreign governments                         (including asset-backed securities);
                          o U.S. agencies, states and municipalities           o certificates of deposit, bank notes and other
                          o International organizations such as the World        obligations of U.S. and foreign banks and
                            Bank and the International Monetary Fund.            other lending institutions;
                                                                               o debt securities issued by foreign
                                                                                 governments and agencies;
                                                                               o U.S. Treasury, agency and state and local
                                                                                 government obligations; and
                                                                               o repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------------
 Average maturity         The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with maturities of more than 13 months.
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                         V.A. Money Market Fund                                VST Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities      The fund may invest in foreign securities which are U.S. dollar-denominated.
-----------------------------------------------------------------------------------------------------------------------------------
 Repurchase agreements   The fund may invest in repurchase agreements.
-----------------------------------------------------------------------------------------------------------------------------------
 Diversification         The fund is diversified and, with respect to 75% of total assets, cannot invest more than 5% of total assets in securities of a single issuer.
-----------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Both funds pay various expenses. The first two expense tables appearing below show the expenses for the twelve-month period ended June 30, 2001, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles.) The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

V.A. Money Market Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.50%
Other expenses                                                                         0.07%
Total fund operating expenses                                                          0.57%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              0.57%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $58        $182       $317       $711


(1) V.A. Money Market fund's adviser has agreed to limit expenses, excluding management fees, to 0.25% until 4/30/02.


VST Money Market Fund

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.25%
Other expenses                                                                         0.03%
Total fund operating expenses                                                          0.28%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              0.28%

Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $29        $90        $157       $356

(1) VST Money Market Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

Pro Forma Expense Table
The following expense table shows the pro forma expenses of VST Money Market Fund assuming that a reorganization with V.A. Money Market Fund occurred on June 30, 2000. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 2001, adjusted to reflect any changes. VST Money Market Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $10,000 investment if the reorganization had occurred on June 30, 2000. The example assumes that you reinvested all dividends and that the average annual return was 5%. (The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the fund serves as an investment vehicle.) The pro forma example is for comparison purposes only and is not a representation of VST Money Market Fund's actual expenses or returns, either past or future.

VST Money Market Fund (PRO FORMA)
(Assuming reorganization with V.A. Money Market Fund)

Shareholder transaction expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)          0.00%
Maximum sales charge imposed on reinvested dividends                                   none
Maximum deferred sales charge                                                          none
Redemption fee                                                                         none
Exchange fee                                                                           none
Annual fund operating expenses (as a % of average net assets)
Management fee                                                                         0.25%
Other expenses                                                                         0.03%
Total fund operating expenses                                                          0.28%
Expense reimbursement (1)                                                              0.00%
Actual operating expenses                                                              0.28%

Pro Forma Example

                     Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------
At end of period     $29        $90        $157       $356

(1) VST Money Market Fund's adviser has agreed to limit the fund's expenses, excluding management fees, to 0.10%.

The Reorganization
 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. Money Market Fund will transfer all of its assets to VST Money Market Fund. VST Money Market Fund will assume V.A. Money Market Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o VST Money Market Fund will issue to V.A. Money Market Fund shares in an amount equal to the aggregate net asset value of V.A. Money Market Fund's shares. These shares will be distributed immediately to V.A. Money Market Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Money Market Fund will end up as shareholders of VST Money Market Fund.


 o After the shares are issued, V.A. Money Market Fund will be terminated.


 o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to V.A. Money Market Fund.

The following diagram shows how the reorganization would be carried out.

-----------------------                            ------------------------
    V.A. Money Market                                    VST Money Market
  Fund transfers assets    V.A. Money Market Fund      Fund receives assets
and liabilities to VST     assets and liabilities    and assumes liabilities
   Money Market Fund   ------------->-------------- of V.A. Money Market Fund
-----------------------                            ------------------------
      ------------                                          -------------
      Shareholders -----------------<---------------------- Issues Shares
      ------------                                          -------------

          V.A. Money Market Fund receives VST Money Market Fund shares and distributes them to its shareholders

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets: V.A. Money Market Fund -- 0.50% and VST Money Market Fund -- 0.25%. VST Money Market Fund's management fee rate of 0.25% and its pro forma management fee rate of 0.25% are lower than V.A. Money Market Fund's management fee rate of 0.50%. V.A. Money Market Fund's gross total annual operating expenses of 0.57% are substantially higher than those of VST Money Market Fund which are 0.28%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Money Market Fund's total annual operating expenses (0.57%) are higher than those of VST Money Market Fund (0.28%). After the reorganization, VST Money Market Fund's pro forma total annual operating expenses (0.28%) are less than those of V.A. Money Market Fund's gross total annual operating expenses (0.57%) and net total annual operating expenses (0.57%).

      Investment advisory fees as a percentage of average daily net assets.
---------------------------------------------------------------------------------
V.A. Money Market Fund    0.50%

VST Money Market Fund     0.25%

INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table shows that the risks affecting each fund are similar and compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------------------
                            V.A. Money Market Fund                             VST Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Short term interest rate   The value of fund shares will be most affected by short-term interest rates. If interest rates rise
 risk                       sharply, the fund could underperform its peers or lose money.
-----------------------------------------------------------------------------------------------------------------------------------
 Credit risk                The fund could lose money if the credit rating of any security in its portfolio is downgraded or if the issuer of the security defaults on its obligations.
-----------------------------------------------------------------------------------------------------------------------------------
 Absence of government      An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
 guarantee                  Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible
                            to lose money by investing in the fund.
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk    Foreign investments involve additional risks, including potentially inaccurate financial information and social or political instability.
-----------------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

Shareholders are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on December 14, 2001, but may occur on any later date before June 30, 2002. V.A. Money Market Fund will transfer all of its assets to VST Money Market Fund and VST Money Market Fund will assume all of V.A. Money Market Fund's liabilities. This will result in the addition of V.A. Money Market Fund's assets to VST Money Market Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o VST Money Market Fund will issue to V.A. Money Market Fund shares in an amount equal to the aggregate net asset value of V.A. Money Market Fund's shares. As part of the liquidation of V.A. Money Market Fund, these shares will be distributed immediately to shareholders of record of V.A. Money Market Fund in proportion to their holdings on the reorganization date. As a result, shareholders of V.A. Money Market Fund will end up as shareholders of VST Money Market Fund.


 o After the shares are issued, the existence of V.A. Money Market Fund will be terminated.


Reasons for the Proposed Reorganization

The board of trustees of V.A. Money Market Fund believes that the proposed reorganization will be advantageous to the shareholders of V.A. Money Market Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, V.A. Money Market Fund is no longer being offered to new variable insurance contract holders, making it increasingly difficult for the fund to attract assets.

Second, shareholders may be better served by a fund offering more diversification. VST Money Market Fund has a larger asset size than V.A. Money Market Fund. Combining the funds' assets into a single investment portfolio may broaden diversification.

Third, VST Money Market Fund shares have performed similar to V.A. Money Market Fund over the life of both funds. While past performance cannot predict future results, the trustees believe that VST Money Market Fund is better positioned than V.A. Money Market Fund to generate strong returns.

Fourth, a combined fund may offer economies of scale that can lead to better control over expenses than is possible for V.A. Money Market Fund alone. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, VST Money Market Fund Fund's total expenses are lower than V.A. Money Market Fund's total expenses. As a result of the reorganization, shareholders of V.A. Money Market Fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay each month.

The trustees believe that VST Money Market Fund shareholders will also benefit from improved diversification as a result of the reorganization. Although VST Money Market Fund is a larger fund than V.A. Money Market Fund, the trustees believe the addition of V.A. Money Market Fund's assets may add to the diversification of VST Money Market Fund's overall portfolio and therefore provide an economic benefit to VST Money Market Fund and its shareholders.

The boards of trustees of both funds also considered that the respective adviser will also benefit from the reorganization. For example, the adviser might realize time savings from the need to prepare fewer reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

Comparative Fees and Expense Ratios. As discussed above in the Summary, the advisory fee rate paid by V.A. Money Market Fund is higher than the rate paid by VST Money Market Fund. VST Money Market Fund's management fee rate of 0.25% and its pro forma management fee rate of 0.25% are lower than V.A. Money Market Fund's management fee rate of 0.50%.

V.A. Money Market Fund's gross total annual operating expenses of 0.57% are substantially higher than those of VST Money Market Fund which are 0.28%. Even after the reduction of each fund's other expenses as a result of the adviser's voluntary agreement to limit the funds' other expenses, V.A. Money Market Fund's total annual operating expenses (0.57%) are higher than those of VST Money Market Fund (0.28%). After the reorganization, VST Money Market Fund's pro forma total annual operating expenses (0.28%) are less than those of V.A. Money Market Fund's gross total annual operating expenses (0.57%) and net total annual operating expenses (0.57%).

V.A. Money Market Fund has not increased its asset size. The trustees do not believe, given V.A. Money Market Fund's current size and historical growth rate, that V.A. Money Market Fund will grow to an asset size that would allow V.A. Money Market Fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that V.A. Money Market Fund will reach an asset size which will allow V.A. Money Market Fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of V.A. Money Market Fund and VST Money Market Fund.

FURTHER INFORMATION ON EACH REORGANIZATION


Tax Status of each Reorganization
Each reorganization will not result in income, gain or loss for federal income tax purposes and will not take place unless both funds in each respective reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the Acquired Funds, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the "Code").


As a result, for federal income tax purposes:

 o No gain or loss will be recognized by each Acquired Fund upon (1) the transfer of all of its assets to the respective Acquiring Fund as described above or (2) the distribution by each Acquired Fund of Acquiring Fund shares to Acquired Fund shareholders;

 o No gain or loss will be recognized by each Acquiring Fund upon the receipt of each respective Acquired Fund's assets solely in exchange for the issuance of Acquiring Fund shares and the assumption of all of Acquired Fund liabilities by each respective Acquiring Fund;

 o The basis of the assets of each Acquired Fund acquired by each respective Acquiring Fund will be the same as the basis of those assets in the hands of each respective Acquired Fund immediately before the transfer;

 o The tax holding period of the assets of each Acquired Fund in the hands of each respective Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

 o The shareholders of each Acquired Fund will not recognize gain or loss upon the exchange of all their shares of the Acquired Funds solely for Acquiring Fund shares as part of the reorganization;

 o The basis of Acquiring Fund shares received by Acquired Fund shareholders in the reorganization will be the same as the basis of the shares of each Acquired Fund surrendered in exchange; and

 o The tax holding period of the Acquiring Fund shares that Acquired Fund shareholders receive will include the tax holding period of the shares of the Acquired Fund surrendered in the exchange, provided that the shares of the Acquired Fund were held as capital assets on the reorganization date.


You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of each Agreement and Plan of Reorganization
Conditions to Closing each Reorganization. The obligation of each Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the respective Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph
6). Proposals 4 and 5 are conditioned on the receipt of an exemptive order from the Securities and Exchange Commission because the insurance companies own directly 5% or more of the Acquiring Funds.


The obligation of each Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including each respective Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from each respective Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of each respective Acquired and Acquiring Funds are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Funds' declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of each respective Acquired Fund or Acquiring Fund may terminate the Agreement (even if the shareholders of an Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, Inc. will pay each Acquired Fund's merger costs, and each Acquiring Fund will pay its costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. With respect to each proposal, the expenses for each fund are estimated to be approximately $27,750 for V.A. Core Equity Fund and $17,250 for Growth & Income Fund; $18,750 for V.A. Large Cap Growth Fund and $14,250 for Growth & Income Fund; $21,000 for V.A. 500 Index Fund and $15,000 for Equity Index Fund; $16,500 for V.A. International Fund and $13,500 for International Equity Fund; $16,500 for V.A. Mid Cap Growth Fund and $13,500 for Fundamental Growth Fund; $19,500 for V.A. Small Cap Growth Fund and $14,500 for VST Small Cap Growth Fund; $33,750 for V.A. Bond Fund and $19,250 for Active Bond Fund; and $33,750 for V.A. Money Market Fund and $19,250 for VST Money Market Fund.

CAPITALIZATION


With respect to each Proposal, the following tables set forth the capitalization of each fund as of June 30, 2001, and the pro forma combined capitalization of both funds as if each reorganization had occurred on that date. If a reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between June 30, 2001 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.


It is impossible to predict how many shares of each Acquiring Fund will actually be received and distributed by each corresponding Acquired Fund on the reorganization date. The tables should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

If the reorganization of your fund(s) had taken place on June 30, 2001:




Proposal 1                   V.A. Core Equity   Growth & Income   Pro Forma(1)    Pro Forma(2)
-----------------------------------------------------------------------------------------------


Net Assets                        $41.14M          $2,799.99M      $2,841.13M      $2,847.41M
Net Asset Value Per Share          $16.66              $12.87          $12.87          $12.87
Shares Outstanding                  2.47M             217.63M         220.73M         221.24M

(1) Assuming the reorganization of V.A. Large Cap Growth Fund into Growth & Income Fund does not occur. If the reorganization of your fund only had taken place on June 30, 2001, approximately 1.2945 Growth & Income Fund shares would have been issued for each share of V.A. Core Equity Fund.

(2) Assuming the reorganization of V.A. Large Cap Growth Fund into Growth & Income Fund occurs. If both reorganizations had taken place on June 30, 2001, approximately 1.2945 Growth & Income Fund shares would have been issued for each share of V.A. Core Equity Fund.



                               V.A. Large Cap
Proposal 2                         Growth       Growth & Income   Pro Forma(1)    Pro Forma(2)
-----------------------------------------------------------------------------------------------


Net Assets                         $6.28M          $2,799.99M      $2,806.27M      $2,847.41M
Net Asset Value Per Share           $7.69              $12.87          $12.87          $12.87
Shares Outstanding                   .82M             217.63M         218.13M         221.24M

(1) Assuming the reorganization of V.A. Core Equity Fund into Growth & Income Fund does not occur. If the reorganization of your fund only had taken place on June 30, 2001, approximately .5975 Growth & Income Fund shares would have been issued for each share of V.A. Large Cap Growth Fund.

(2) Assuming the reorganization of V.A. Core Equity Fund into Growth & Income Fund occurs. If both reorganizations had taken place on June 30, 2001, approximately .5975 Growth & Income Fund shares would have been issued for each share of V.A. Large Cap Growth Fund.



Proposal 3                                        V.A. 500 Index   Equity Index   Pro Forma
-----------------------------------------------------------------------------------------------


Net Assets                                            $18.42M        $539.15M        $557.57M
Net Asset Value Per Share                              $15.01          $16.36          $16.36
Shares Outstanding                                      1.23M          32.95M          34.08M

The table reflects pro forma exchange ratios of approximately .9175 Equity Index Fund shares being issued for each share of V.A. 500 Index Fund



                                                                   International
Proposal 4                                      V.A. International    Equity       Pro Forma
-----------------------------------------------------------------------------------------------


Net Assets                                             $5.00M         $21.09M         $26.09M
Net Asset Value Per Share                               $8.89           $8.37           $8.37
Shares Outstanding                                      0.56M           2.52M           3.12M

The table reflects pro forma exchange ratios of approximately 1.0621 International Equity Fund shares being issued for each share of V.A. International Fund.



                                                    V.A. Mid Cap   Fundamental
Proposal 5                                             Growth         Growth       Pro Forma
-----------------------------------------------------------------------------------------------


Net Assets                                             $6.32M         $40.34M         $46.66M
Net Asset Value Per Share                              $11.56           $9.86           $9.86
Shares Outstanding                                      0.55M            4.1M           4.73M

The table reflects pro forma exchange ratios of approximately 1.1724 Fundamental Growth Fund shares being issued for each share of V.A. Mid Cap Growth Fund.



                                                    V.A. Small        VST Small
Proposal 6                                          Cap Growth        Cap Growth   Pro Forma
-----------------------------------------------------------------------------------------------


Net Assets                                            $13.31M           $202.05M     $215.37M
Net Asset Value Per Share                              $13.24             $12.40       $12.40
Shares Outstanding                                      1.01M             16.29M       17.36M

The table reflects pro forma exchange ratios of approximately 1.0677 VST Small Cap Growth Fund shares being issued for each share of V.A. Small Cap Growth Fund.



Proposal 7                                           V.A. Bond      Active Bond    Pro Forma
-----------------------------------------------------------------------------------------------


Net Assets                                            $67.69M         $816.30         $883.99
Net Asset Value Per Share                              $10.28           $9.49           $9.49
Shares Outstanding                                      6.58M           86.04           93.14

The table reflects pro forma exchange ratios of approximately 1.0832 Active Bond Fund shares being issued for each share of V.A. Bond Fund.



                                                    V.A. Money         VST Money
Proposal 8                                            Market             Market    Pro Forma
-----------------------------------------------------------------------------------------------


Net Assets                                           $143.50M           $459.40M     $602.86M
Net Asset Value Per Share                               $1.00              $1.00        $1.00
Shares Outstanding                                    143.50M            459.40M      602.86M

The table reflects pro forma exchange ratios of approximately 1.0000 VST Money Market Fund shares being issued for each share of V.A. Money Market Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES
The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

                                       Headings in Prospectus for each Acquired Fund
Type of Information                    and each Acquiring Fund
-------------------------------------------------------------------------------------



Investment objective and policies      Goal and Strategy/Main Risks
Portfolio Management                   Portfolio Management/Subadviser
Expenses                               Financial Highlights
Custodian                              Business Structure
Dividends, distributions and taxes     Dividends and Taxes


BOARDS' EVALUATION AND RECOMMENDATION

With respect to each reorganization, for the reasons described above, the board of trustees of each Acquired Fund, including the trustees who are not "interested persons" of either that fund or its adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization was in the best interests of each Acquired Fund and that the interests of each Acquired Fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of each Acquiring Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization was in the best interests of the each Acquiring Fund and that the interests of the Acquiring Funds' shareholders would not be diluted as a result of the reorganization.

             -----------------------------------------------------
             The trustees of each Acquired Fund recommend that the
                    shareholders vote for each proposal to
               approve the Agreement and Plan of Reorganization.
             -----------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of each proposal requires the affirmative vote of a majority of the shares of each Acquired Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of an Acquired Fund means the vote of the lesser of

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or


(2) more than 50% of the outstanding shares of the fund.

Shares of each Acquired Fund represented in person or by proxy, including shares that abstain or do not vote with respect to a proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against a proposal.

If the required approval of shareholders is not obtained, an Acquired Fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING


Voting at the Meeting
Contract and certificate owners use the voting instruction card as a ballot to give the insurance company voting instructions for those shares attributable to the variable contract as of the record date. When the contract or certificate owner completes the voting instruction card and sends it to the insurance company, the insurance company votes these shares in accordance with the contract owner's instructions. If the contract or certificate owner completes and signs the voting instruction card, the shares attributable to the variable contract will be voted as instructed. If the contract or certificate owner merely signs and returns the card, the life insurance company will vote those shares in favor of the proposal. If the contract or certificate owner does not return the card, the life insurance company will vote those shares in the same proportion as shares for which instructions were received from other contract or certificate owners.


Shares of each Acquired Fund which are not attributable to variable contracts will be represented and voted by one of the insurance companies in the same proportion as the voting instructions received from contract and certificate owners. These shares include shares purchased with contributions made as seed capital to the fund by the adviser.


Solicitation of Proxies
In addition to the mailing of these proxy materials, voting instructions may be solicited by telephone, by fax or in person by the trustees, officers and employees of the Acquired Funds and by personnel of the Acquired Funds' investment adviser, John Hancock Advisers, Inc. and its transfer agent, John Hancock Annuity Servicing Office. The Annuity Servicing Office has agreed to provide proxy solicitation services to each Acquired Fund.

Revoking Proxies
Each Acquired Fund shareholder signing and returning a voting instruction card has the power to revoke it at any time before it is exercised:


 o By filing a written notice of revocation with the Acquired Funds' transfer agent, John Hancock Annuity Servicing Office, 529 Main Street, Charlestown, Massachusetts 02129, or

 o By returning a duly executed proxy with a later date before the time of the meeting, or

 o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of the respective Acquired Fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Contract owners may revoke their voting instructions at any time before the proxy is voted by the life insurance company by following the procedures outlined above for revoking proxies.

Outstanding Shares and Quorum
As of September 20, 2001 (the "record date"), the number of shares of beneficial interest of each Acquired Fund outstanding were as follows:


FUND                       SHARES OUTSTANDING
---------------------------------------------
V.A. Core Equity               2,331,775.085
V.A. Large Cap Growth            756,305.765
V.A. 500 Index                 1,138,074.939
V.A. International               299,712.174
V.A. Mid Cap Growth              497,014.643
V.A. Small Cap Growth            894,789.070
V.A. Bond                      6,643,451.724
V.A. Money Market            136,904,458.850


Only shareholders of record on September 20, 2001 are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of each Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

The Acquired Funds' board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of an Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the proposal against adjournment.

OWNERSHIP OF SHARES OF THE FUNDS


As of September 20, 2001 (record date), the following companies owned of record or on behalf of certain separate accounts, more than 5% of certain funds' outstanding shares, as noted on the table below: John Hancock Life Insurance Company ("JHLICO"), 200 Clarendon Street, Boston, Massachusetts 02117; and John Hancock Variable Life Insurance Company ("JHVLICO"), 197 Clarendon Street, Boston, Massachusetts, 02117.

Name                            Percentage of Fund
--------------------------------------------------
V.A. Core Equity Fund
JHLICO                                 56.13%
JHVLICO                                43.87%

Growth & Income Fund
JHLICO                                 38.59%
JHVLICO                                61.41%

V.A. Large Cap Growth Fund
JHLICO                                 49.91%
JHVLICO                                50.09%

V.A. 500 Index Fund
JHLICO                                 41.71%
JHVLICO                                58.29%

Equity Index Fund
JHLICO                                 34.57%
JHVLICO                                65.43%

V.A. International Fund
JHLICO                                 45.06%
JHVLICO                                54.94%

International Equity Fund
JHLICO*                                90.36%
JHVLICO                                 9.64%

V.A. Mid Cap Growth Fund
JHLICO                                 41.44%
JHVLICO                                58.56%

Fundamental Growth Fund
JHLICO*                                74.34%
JHVLICO                                25.66%

V.A. Small Cap Growth Fund
JHLICO                                 42.27%
JHVLICO                                57.73%

Name                          Percentage of Fund
------------------------------------------------
VST Small Cap Growth Fund
JHLICO                               37.13%
JHVLICO                              62.87%

V.A. Bond Fund
JHLICO                               84.81%
JHVLICO                              15.19%

Active Bond Fund
JHLICO                               44.10%
JHVLICO                              55.90%

V.A. Money Market Fund
JHLICO                               74.22%
JHVLICO                              25.78%

VST Money Market Fund
JHLICO                               34.19%
JHVLICO                              65.81%

*Includes shares purchased with seed capital by JHLICO.

However, these companies will vote all their Fund shares only in accordance with voting instructions received from the contract or certificate owners. For this reason, the companies do not exercise control over the funds by virtue of their record ownership of funds shares. As of the Record Date, no contract or certificate owner beneficially owned 5% or more of the outstanding shares of any Acquired Fund or any Acquiring Fund. As of the Record Date, the trustees and officers of each Fund owned on the aggregate less than 1% of the outstanding shares of that Fund.


EXPERTS

The financial statements and the financial highlights of each fund as of December 31, 2000 and for the periods then ended and the unaudited financial statements and financial highlights of each fund as of June 30, 2001 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights as of December 31, 2000 have been independently audited by Ernst & Young LLP as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their report given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION


Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). For access to the Washington D.C. Reference Room, call (202) 942-8090. Copies of this material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-0102 (duplicating fee required). In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. SEC file number 811-07437.

                                                                      EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION


THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 15th day of October, 2001, by and between _________________________ (the "Acquiring Fund") of John Hancock Variable Series Trust I, a Massachusetts business trust (the "Trust II"), with its principal place of business at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, and _________________________ (the
"Acquired Fund"), a series of John Hancock Declaration Trust, a Massachusetts business trust (the "Trust") with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."


This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

   1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest of the Acquired Fund, as of the close of business on [either December 7, 2001 or December 14, 2001] (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations with respect to the Acquiring Fund shall be provided by State Street Bank and Trust Company (the "Acquiring Fund's Custodian"), as custodian and pricing agent for the Acquiring Fund and, and with respect to the Acquired Fund by [either State Street Bank and Trust Company or Investors Bank & Trust Company] (the "Acquired Fund's Custodian).

   1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

   1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

   1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

   1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

   1.8 Any reporting responsibility of the Trust, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2. VALUATION

   2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of business (4:00 P.M. Boston time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Acquiring Fund's Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by the Acquired Fund's Custodian by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

   2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

   2.3 All computations of value shall be made by each Custodian in accordance with its regular practice as pricing agent for its respective Fund.

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be [either December 7, 2001 or December 14, 2001] or such other date on or before June 30, 2002 as the parties may agree. The Closing shall be held as of 5:00 P.M. at the offices of the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

   3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund's Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund's Custodian for examination no later than five business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund's Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund's Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquiring Fund's Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Acquiring Fund's Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund's Custodian with immediately available funds.

   3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before June 30, 2002, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

   3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

       (a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

       (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended and restated (the "Trust's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquired Fund is a party or by which it is bound;

       (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

       (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

       (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of December 31, 2000 and the related statement of operations (copies of which have been furnished to the Acquiring Fund) and the unaudited statements as of June 30, 2001, present fairly in all material respects the financial condition of the Acquired Fund as of December 31, 2000 and June 30, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

       (g) Since June 30, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurring by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

       (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

       (i) Each of the Acquired Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

       (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

       (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust and the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

       (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

       (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph
           5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

       (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

       (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;


       (q) The prospectus of the Acquired Fund, dated May 1, 2001 (the "Acquired Fund Prospectus"), previously furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

       (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
           Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.


   4.2 The Trust II on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

       (a) The Trust II is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust II nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is [either a diversified series or a non-diversified series] of the Trust II;

       (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, each dated May 1, 2001, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 to be filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       (d) At the Closing Date, the Trust II on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

       (e) The Trust II and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provisions of the Trust II's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquiring Fund is a party or by which the Trust II or the Acquiring Fund is bound;

       (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

       (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of December 31, 2000 and the related statement of operations and the unaudited statements as of June 30, 2001 (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of December 31, 2000 and June 30, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

       (h) Since June 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurring by the Trust II on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

       (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

       (j) The authorized capital of the Trust II consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

       (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust II;


       (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act;

       (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
           Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.


5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

   5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust II on behalf of Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

   5.2 The Trust will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

   5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.4 The Trust on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust II on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

   5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.6 The Trust on behalf of the Acquired Fund shall furnish to the Trust II on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust II, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

   5.7 The Trust II on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

   5.8 The Trust on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.


   5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.


6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED
FUND

The obligations of the Trust on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:


   6.1 All representations and warranties of the Trust II on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;


   6.2 The Trust II on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust II's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust II on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquired Fund shall reasonably request;


   6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.


7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust II on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

   7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust;

   7.3 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Trust, in form and substance satisfactory to the Trust II on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquiring Fund shall reasonably request;


   7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation;

   7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TRUST II

The obligations hereunder of the Trust II on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

   8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust II on behalf of the Acquiring Fund;

   8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust or the Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

   8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

   8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carry forward, for its taxable year ending on the Closing Date; and


   8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust on behalf of the Acquired Fund and the Trust II on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust nor the Trust II may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

   9.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

  10.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

  10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

  11.1 This Agreement may be terminated by the mutual agreement of the Trust II, on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

       (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

       (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

       (c) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

       (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

  11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust II, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees or officers of the Trust II or the Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust
II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, Attention: Arnold Bergman, Esq. or to the Acquired Fund at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: Avery P. Maher, Esq., and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention:
Pamela J. Wilson, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

    14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by on or behalf of the Acquired Fund or the Acquiring Fund, respectively, under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

                                    JOHN HANCOCK VARIABLE SERIES TRUST I



                                    ----------------------------------------
                                    OF

                                    By:
                                       -------------------------------------



                                    JOHN HANCOCK DECLARATION TRUST on behalf of


                                    ----------------------------------------

                                    By:
                                       -------------------------------------
                                                 Maureen R. Ford


                                 Chairman, President and Chief Executive Officer

                                ---------------
                                     Thank
                                      You

                                  for mailing
                                your proxy card
                                   promptly!
                                ---------------


[Logo]                        John Hancock Funds, Inc.
                              MEMBER NASD
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                              1-800-824-0335

                              www.jhfunds.com

                                                                   VAVSTPX 11/01

                                   Appendix A

                       Basic information about the funds

PROPOSAL 1

V.A. Core Equity Fund

GOAL AND STRATEGY

[GRAPHIC] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 65% of assets in a diversified portfolio of equities which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o    value, meaning they appear to be underpriced
o    improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
------------------------------
Team responsible for day-to-day
 investment management

A subsidiary of John Hancock
 Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[GRAPHIC]The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                 1997       1998    1999    2000


                                                30.68%     28.42%

                                                                   13.89%

                                                                          -7.11%

2001 total return as of June 30: 6.45% Best quarter: Q4 '98, 23.16% Worst quarter: Q3 '98, -13.01%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                             Fund       Index
1 year                                                       -7.11%     -9.10%
Life of fund -- began 8/29/96                                17.11%     19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[GRAPHIC] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to under-perform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                12/96(1)      12/97        12/98       12/99      12/00       6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                        $10.00        $11.11       $14.11      $17.74     $19.70     $17.52
Net investment income(2)                                      0.06          0.16         0.10        0.09       0.08       0.04
Net realized and unrealized gain (loss) on investments        1.12          3.23         3.90        2.36      (1.48)     (0.86)
Total from investment operations                              1.18          3.39         4.00        2.45      (1.40)     (0.82)
Less distributions:
  From net investment income                                 (0.06)        (0.14)       (0.10)      (0.09)     (0.09)     (0.04)
  In excess of net investment income                            --            --           --          --(3)      --         --
  From net realized gain                                     (0.01)        (0.25)       (0.27)      (0.40)     (0.31)        --
  In excess of net realized gain                                --            --           --          --      (0.38)        --
  Total distributions                                        (0.07)        (0.39)       (0.37)      (0.49)     (0.78)     (0.04)
Net asset value, end of period                              $11.11        $14.11       $17.74      $19.70     $17.52     $16.66
Total investment return(4) (%)                               11.78(5,6)    30.68(6)     28.42       13.89      (7.11)     (4.68)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                 1,149         8,719       26,691      44,991     40,673     41,136
Ratio of expenses to average net assets (%)                   0.95(7)       0.95         0.95        0.83       0.85       0.87(7)
Ratio of adjusted expenses to average net assets(8) (%)       4.23(7)       1.59           --          --         --         --
Ratio of net investment income to average net assets (%)      1.60(7)       1.24         0.65        0.47       0.45       0.49(7)
Portfolio turnover rate (%)                                     24            53           55          77         97         43

(1) Began operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Growth & Income Fund

GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about November 1, 2000, the assets of the Fund were allocated between the two subadvisers with Putnam receiving $1 billion (approximately 26% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. These allocation methodologies may change in the future.

Independence Investment LLC ("Independence") selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies.

Putnam Investment Management, LLC ("Putnam") selects stocks using a combination of:

o a systematic screening approach to rank stocks based on: fundamental catalyst (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

o proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk management tools and qualitative judgement to determine sector and stock-specific weightings. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, Putnam may invest in stock index futures to manage cash flow.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since
March, 1986
Managed approximately $25 billion
in assets at end of 2000


FUND MANAGERS
Management by investment team
overseen by:

Paul F. McManus
------------------------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $370 Billion
in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen
by:

C. Beth Cotner, CFA
------------------------------
Managing Director and Chief Investment
Officer of subadviser
Joined subadviser in 1995
Began career in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
                                 34.21%
 26.00%                                          29.79%  30.25%
                                         20.10%
                 13.33%                                           16.23%
          8.90%
                         -0.56%                                          -13.10%

Best quarter: up 24.07%, fourth quarter 1998
Worst quarter: down 12.05%, third quarter 1998

--------------------------------------------------------------------------------
Average annual total return--for periods ending 12/31/2000*
--------------------------------------------------------------------------------
                                                       Fund          Index
1 year                                                -13.10%        -9.11%
5 years                                                15.44%        18.35%
10 years                                               15.58%        17.46%
Life of fund                                           14.17%        15.26%

Index: S & P 500 Index

* Began operations on March 29, 1986.

MAIN RISKS


Primary
-------
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary
---------
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance for the time periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned
(lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                           12/96       12/97        12/98        12/99       12/00           6/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Unaudited)
Net asset value, beginning of period                   $13.94      $14.65       $16.61       $19.49       $20.01        $14.18
Income from investment operations:
  Net investment income (loss)                           0.34        0.27         0.23         0.20         0.17          0.02
  Net realized and unrealized gain (loss) on
   investments*                                          2.43        4.07         4.75         2.88        (2.77)        (1.31)
  Total from investment operations                       2.77        4.34         4.98         3.08        (2.60)        (1.29)
Less distributions:
  Distributions from net investment income              (0.34)      (0.27)       (0.23)       (0.20)       (0.17)        (0.02)
  Distributions from net realized gain on
   investments sold                                     (1.72)      (2.11)       (1.87)       (2.36)       (2.69)           --
  Distributions in excess of income/gains and
   from capital paid in                                    --          --           --           --        (0.37)           --
  Total distributions                                   (2.06)      (2.38)       (2.10)       (2.56)       (3.23)        (0.02)
Net asset value, end of period                         $14.65      $16.61       $19.49       $20.01       $14.18        $12.87
Total investment return**                               20.10%      29.79%       30.25%       16.23%      (13.10)%       (9.13)%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)        $2,047,927  $2,785,964   $3,670,785   $4,218,841   $3,324,988    $2,799,990
Ratio of expenses to average net assets (%)              0.27%       0.28%        0.27%        0.28%        0.40%         0.77%(b,c)
Ratio of net investment income (loss) to average
 net assets (%)                                          2.24%       1.61%        1.24%        0.98%        0.84%         0.35%(b)
Turnover rate (%)                                       81.02%      74.56%       48.45%       70.16%      112.94%        43.75%(a)

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(a) Not annualized.
(b) Annualized.
(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the annual expense ratio would have been 0.78% for the period ended June 30, 2001.

PROPOSAL 2

V.A. Large Cap Growth Fund

GOAL AND STRATEGY

[GRAPHIC]The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Russell Top 200 Growth Index, which was $0.88 billion to $415.8 billion as of March 31, 2001).

In choosing individual stocks, the managers use fundamental financial analysis to identify companies with:

o strong cash flows
o secure market franchises
o sales growth that outpaces their industries

The fund generally invests in a diversified portfolio of U.S. companies. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

The management team uses various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project an above-average growth rate.

The fund may invest in preferred stocks and other types of equities, and may invest up to 15% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

William L. Braman
------------------------------
Executive vice president and chief
 investment officer of adviser
Joined fund team in 2000
Joined adviser in 2000
Chief investment officer
 at Baring Asset Management
 (London 1998-2000)
Head of U.S. equity team at
 Baring Asset Management
 (Boston 1989-1998)
Began business career in 1977

Robert J. Uek, CFA
------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1997
Corporate finance manager
 at Ernst & Young (1994-1997)
Began business career in 1990

Paul J. Berlinguet
------------------------------
Vice president of adviser
Joined fund team in 2001
Joined adviser in 2001
U.S. equity investment manager
 at Baring America Asset
 Management (1989-2001)
Began business career in 1986

PAST PERFORMANCE

[GRAPHIC] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                1997     1998     1999     2000

                                                        24.60%
                                                                 20.71%
                                               14.27%

                                                                         -31.30%

2001 total return as of June 30: 9.70% Best quarter: Q3 '97, 22.53% Worst quarter: Q1 '97, -15.55%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                         Fund       Index 1     Index 2
1 year                                   -31.30%    -9.10%      -24.53%
Life of fund -- began 8/29/96            2.41%      19.18%      19.57%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks. Index 2: Russell Top 200 Growth Index, an unmanaged index containing growth-oriented stocks from the Russell Top 200 Index.

In the future, the adviser will compare the fund's performance only to the Russell Top 200 Growth Index since it more closely represents the fund's investment strategy.

MAIN RISKS

[GRAPHIC]The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                             12/96(1)      12/97       12/98       12/99       12/00       6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $10.00         $9.39      $10.73      $13.37      $15.77     $10.27
Net investment loss(2)                                    (0.01)        (0.04)         --(3)    (0.04)      (0.08)     (0.02)
Net realized and unrealized gain (loss) on investments    (0.60)         1.38        2.64        2.80       (4.85)     (2.56)
Total from investment operations                          (0.61)         1.34        2.64        2.76       (4.93)     (2.58)
Less distributions:
  Distributions from net realized gain                       --            --          --       (0.36)      (0.57)        --
Net asset value, end of period                            $9.39        $10.73      $13.37      $15.77      $10.27      $7.69
Total investment return(4) (%)                            (6.10)(5,6)   14.27(6)    24.60(6)    20.71(6)   (31.30)    (25.12)(5,6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                994         3,733      10,372      21,872      12,304      6,280
Ratio of expenses to average net assets (%)                1.00(7)       1.00        1.00        1.00        0.96       1.00(7)
Ratio of adjusted expenses to average net assets(8) (%)    4.76(7)       2.37        1.33        1.02          --       1.26(7)
Ratio of net investment loss to average net assets (%)    (0.23)(7)     (0.39)      (0.00)      (0.25)      (0.59)     (0.53)(7)
Portfolio turnover rate (%)                                  68           136         176         172         170         38

(1) Began operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Growth & Income Fund

GOAL AND STRATEGY

This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.

The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about November 1, 2000, the assets of the Fund were allocated between the two subadvisers with Putnam receiving $1 billion (approximately 26% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. These allocation methodologies may change in the future.

Independence Investment LLC ("Independence") selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies.

Putnam Investment Management, LLC ("Putnam") selects stocks using a combination of:

o a systematic screening approach to rank stocks based on: fundamental catalyst (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and

o proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.

Putnam seeks broad diversification by security and sector and uses risk management tools and qualitative judgement to determine sector and stock-specific weightings. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies.

The Fund is "non-diversified", which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, Putnam may invest in stock index futures to manage cash flow.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since
March, 1986
Managed approximately $25 billion
in assets at end of 2000


FUND MANAGERS
Management by investment team
overseen by:

Paul F. McManus
------------------------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $370 Billion
in assets at the end of 2000


FUND MANAGERS

Management by investment team overseen
by:

C. Beth Cotner, CFA
------------------------------
Managing Director and Chief Investment
Officer of subadviser
Joined subadviser in 1995
Began career in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
                                 34.21%
 26.00%                                          29.79%  30.25%
                                         20.10%
                 13.33%                                           16.23%
          8.90%
                         -0.56%                                          -13.10%

Best quarter:  up 24.07%, fourth quarter 1998
Worst quarter:down 12.05%, third quarter 1998

--------------------------------------------------------------------------------
Average annual total return -- for periods ending 12/31/2000*
--------------------------------------------------------------------------------
                                                   Fund           Index

1 year                                            -13.10%         -9.11%
5 years                                            15.44%         18.35%
10 years                                           15.58%         17.46%
Life of fund                                       14.17%         15.26%

Index: S & P 500 Index

* Began operations on March 29, 1986.

MAIN RISKS

Primary
-------
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary
---------
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance for the time periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned
(lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                          12/96        12/97         12/98       12/99       12/00           6/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Unaudited)
Net asset value, beginning of period                  $13.94       $14.65        $16.61      $19.49       $20.01        $14.18
Income from investment operations:
  Net investment income (loss)                          0.34         0.27          0.23        0.20         0.17          0.02
  Net realized and unrealized gain (loss) on
   investments*                                         2.43         4.07          4.75        2.88        (2.77)        (1.31)
  Total from investment operations                      2.77         4.34          4.98        3.08        (2.60)        (1.29)
Less distributions:
  Distributions from net investment income             (0.34)       (0.27)        (0.23)      (0.20)       (0.17)        (0.02)
  Distributions from net realized gain on
   investments sold                                    (1.72)       (2.11)        (1.87)      (2.36)       (2.69)           --
  Distributions in excess of income/gains and
   from capital paid in                                   --           --            --          --        (0.37)           --
  Total distributions                                  (2.06)       (2.38)        (2.10)      (2.56)       (3.23)        (0.02)
Net asset value, end of period                        $14.65       $16.61        $19.49      $20.01       $14.18        $12.87
Total investment return**                              20.10%       29.79%        30.25%      16.23%      (13.10)%       (9.13)%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)        $2,047,927   $2,785,964   $3,670,785  $4,218,841   $3,324,988    $2,799,990
Ratio of expenses to average net assets (%)             0.27%        0.28%         0.27%       0.28%        0.40%         0.77%(b,c)
Ratio of net investment income (loss) to average
 net assets (%)                                         2.24%        1.61%         1.24%       0.98%        0.84%         0.35%(b)
Turnover rate (%)                                      81.02%       74.56%        48.45%      70.16%      112.94%        43.75%(a)

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(a) Not annualized.
(b) Annualized.
(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the annual expense ratio would have been 0.78% for the period ended June 30, 2001.

PROPOSAL 3

V.A. 500 Index Fund

GOAL AND STRATEGY

[GRAPHIC]The fund seeks to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Stock Price Index. To pursue this goal, the fund normally invests at least 80% of assets in common stocks of S&P 500(R) companies, in approximately the same proportions as they are represented in the index.

This fund is passively managed, meaning that the manager does not use any broad economic or fundamental financial analysis to select investments. The manager monitors the portfolio daily and rebalances periodically to maintain the proportions of the index. The fund also invests in futures contracts, exchange traded funds and options based on S&P 500 stocks.

Under normal circumstances, the fund is fully invested -- directly or through futures and options contracts -- in all 500 stocks represented in the index. It may, however, invest in fewer stocks or in stocks of non-S&P 500 companies. The fund normally maintains less than 1% of assets in cash or cash equivalents.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER

James D. Schantz, CFA
------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Executive vice president and
 director of quantitative research
 at Hagler, Mastrovita & Hewitt
 (1994-1998)
Began business career in 1970

PAST PERFORMANCE

[GRAPHIC]The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                            1997    1998    1999    2000

                                           29.51%  28.44%
                                                           20.81%
                                                                   -9.28%

2001 total return as of June 30: 5.75% Best quarter: Q4 '98, 21.39% Worst Q3 '98, -10.01%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                          Fund           Index
1 year                                    -9.28%         -9.10%
Life of fund -- began 8/29/96             17.75%         19.18%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[GRAPHIC]The value of your investment will fluctuate with the index. The fund does not attempt to temper volatility or avoid losses associated with a decline in the index.

The large-capitalization stocks that make up the index could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Certain investment practices may cause the fund to track the index less closely:

o    Transaction expenses can reduce fund performance.
o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o The performance of S&P futures, exchange traded funds or options could correlate less strongly with the index than investments in the underlying securities.
o The relative proportions of stocks in the fund's portfolio could drift over time, which could increase tracking error.

Other factors may affect performance, such as the liquidity of S&P 500 stocks and the timing of the fund's cash flows. You could lose money by investing in the fund.

Note: "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the adviser. Standard & Poor's does not sell or promote the fund or advise whether you should invest in the fund. A description of this license is provided in the statement of additional information.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                              12/96(1)      12/97        12/98       12/99       12/00        6/01(8)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                      $10.00        $10.44       $12.62      $15.23      $18.09      $16.21
Net investment income(2)                                    0.17          0.30         0.20        0.17        0.14        0.07
Net realized and unrealized gain (loss) on investments      0.98          2.72         3.37        2.98       (1.81)      (1.19)
Total from investment operations                            1.15          3.02         3.57        3.15       (1.67)      (1.12)
Less distributions:
  Dividends from net investment income                     (0.16)        (0.30)       (0.20)      (0.17)      (0.15)      (0.08)
  Distributions from net realized gain                     (0.55)        (0.54)       (0.76)      (0.11)      (0.06)         --
  Distributions in excess of net realized gain                --            --           --       (0.01)         --          --
  Total distributions                                      (0.71)        (0.84)       (0.96)      (0.29)      (0.21)      (0.08)
Net asset value, end of period                            $10.44        $12.62       $15.23      $18.09      $16.21      $15.01
Total investment return(3,4) (%)                           11.49(5)      29.51        28.44       20.81       (9.28)      (6.88)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               4,049        20,008       26,457      37,953      25,094      18,419
Ratio of expenses to average net assets (%)                 0.60(6)       0.36         0.35        0.35        0.35        0.35(6)
Ratio of adjusted expenses to average net assets(7) (%)     1.31(6)       0.83         0.92        0.75        0.93        1.22(6)
Ratio of net investment income to average net assets (%)    4.57(6)       2.45         1.44        1.06        0.86        0.98(6)
Portfolio turnover rate (%)                                    0             9           47           5           7           3

(1) Began operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Equity Index Fund

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all stocks included in the Index. The manager normally invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk characteristics and sector diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predetermined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may invest in stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: Standard & Poor's Depositary Receipts (SPDRs), U.S. dollar denominated foreign securities, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's ", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.

--------------------------------------------------------------------------------
SUBADVISER

SSgA Funds Management, Inc.
(formerly State Street Global Advisors,
a division of State Street Bank and
Trust Company)
Two International Place
Boston, Massachusetts 02110

Managing, with predecessor, since 1978
Managing Fund since May, 1997
Predecessor managed approximately
$725 billion in assets at the end of 2000

FUND MANAGERS

John A. Tucker
------------------------------
Principal of subadviser
Joined subadviser in 1988

James B. May
------------------------------
Principal of subadviser
Joined subadviser in 1989

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                1997     1998     1999     2000

                                               32.79%
                                                        28.45%
                                                                 21.08%
                                                                          -9.15%

Best quarter: up 21.27%, fourth quarter 1998
Worst quarter: down 9.99%, third quarter 1998

--------------------------------------------------------------------------------
Average annual total return -- for periods ending 12/31/2000*
--------------------------------------------------------------------------------
                                              Fund                   Index
1 year                                        -9.15%                 -9.11%
Life of fund                                  17.74%                 18.06%

Index: S&P 500 Index

* Began operations on May 1, 1996.

MAIN RISKS

Primary
-------

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

o The securities selected by the manager may not be fully representative of the Index.

o Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

o The size and timing of the Fund's cash flows may result in the Fund's performance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.

Secondary
---------
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on May 1, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                      12/96**          12/97        12/98        12/99        12/00         6/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Unaudited)
Net asset value, beginning of period               $10.00          $11.10        $14.21       $17.70       $20.46       $17.64
Income from investment operations:
  Net investment income                              0.15            0.24          0.25         0.27         0.22         0.09
  Net realized and unrealized gain (loss) on
   investments*                                      1.26            3.41          3.76         3.41        (2.09)       (1.27)
  Total from investment operations                   1.41            3.65          4.01         3.68        (1.87)       (1.18)
Less distributions:
  Distributions from net investment income          (0.15)          (0.24)        (0.24)       (0.26)       (0.22)       (0.10)
  Distributions from net realized gain              (0.10)          (0.25)        (0.28)       (0.66)       (0.72)          --
  Distributions in excess of income/gains and
   from capital paid in                             (0.06)          (0.05)           --           --        (0.01)          --
  Total distributions                               (0.31)          (0.54)        (0.52)       (0.92)       (0.95)       (0.10)
Net asset value, end of period                     $11.10          $14.21        $17.70       $20.46       $17.64       $16.36
Total investment return+                            14.23%(a,c)     32.79%(c)     28.45%       21.08%       (9.15)%      (6.74)%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)       $14,650        $101,390      $232,578     $451,296     $525,659     $539,147
Ratio of expenses to average net assets (%)          0.00%(b,d)      0.00%(d)      0.00%(d)     0.00%(d)     0.19%        0.19%(b)
Ratio of net investment income (loss) to average
 net assets (%)                                      2.47%(b)        1.97%         1.59%        1.42%        1.12%        1.15%(b)
Turnover rate (%)                                   15.72%(a)       64.56%        43.31%       55.24%       34.11%       11.28%(a)

 * The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
 ** Fund began operations on May 1, 1996.
(a) Not annualized.
(b) Annualized.
(c) Includes the effect of a voluntary capital contribution from John Hancock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
(d) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, 0.65%, 0.34% and 0.22% for the years ended December 31, 1996, 1997, 1998 and 1999, respectively.
 + The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

PROPOSAL 4

V.A. International Fund

GOAL AND STRATEGY

[GRAPHIC]The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of assets in stocks of foreign companies. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o    above-average per share earnings growth
o    high return on invested capital
o    a healthy balance sheet
o    sound financial and accounting policies and overall financial strength
o    strong competitive advantages
o    effective research, product development and marketing.

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective. To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
--------------------------------------------------------------------------------

SUBADVISER

Nicholas-Applegate
Capital Management
------------------------------
U.S.-based team responsible for
 day-to-day investment man-
 agement since December 2000

Founded in 1984

Supervised by the adviser

PAST PERFORMANCE

[GRAPHIC]The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                  1997     1998    1999   2000

                                                                  31.55%
                                                          16.76%
                                                 -0.54%                  -25.17%

2001 total return as of June 30: -0.22% Best quarter: Q4 `99, 25.38% Worst quarter: Q3 `98, -17.11%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                           Fund           Index
1 year                                                    -25.17%        -16.34%
Life of fund -- began 8/29/96                               6.02%          5.25%

Index: MSCI All Country World Ex-U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.

MAIN RISKS

[GRAPHIC]The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                              12/96(1)     12/97       12/98      12/99       12/00          6/01(8)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                      $10.00       $11.23      $10.50     $12.18      $15.45       $11.01
Net investment income(2)                                    0.07         0.05        0.07       0.07        0.03         0.04
Net realized and unrealized gain (loss) on investments      1.20        (0.13)       1.69       3.75       (3.93)       (2.16)
Total from investment operations                            1.27        (0.08)       1.76       3.82       (3.90)       (2.12)
Less distributions:
  Dividends from net investment income                     (0.04)       (0.01)      (0.07)     (0.08)      (0.17)          --
  Dividends in excess of net investment income                --           --       (0.01)     (0.02)         --           --
  Distributions from net realized gain                        --        (0.64)         --      (0.45)      (0.37)          --
  Total distributions                                      (0.04)       (0.65)      (0.08)     (0.55)      (0.54)          --
Net asset value, end of period                            $11.23       $10.50      $12.18     $15.45      $11.01        $8.89
Total investment return(3,4) (%)                           12.75(5)     (0.54)      16.75      31.55      (25.17)      (19.26)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               2,267        3,792       7,201      9,375       7,330        4,999
Ratio of expenses to average net assets (%)                 1.15(6)      1.15        1.15       1.15        1.15         1.15(6)
Ratio of adjusted expenses to average net assets(7) (%)     3.13(6)      2.04        3.13       2.51        3.24         3.40(6)
Ratio of net investment income to average net assets (%)    2.03(6)      0.43        0.59       0.52        0.19         0.84(6)
Portfolio turnover rate (%)                                   14          273          89        116         177          176

(1) Began operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

International Equity Fund

GOAL AND STRATEGY

This is an international stock fund that seeks long-term capital appreciation.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located primarily in developed countries outside of the U.S.

The manager selects stocks using proprietary equity research that identifies companies having:

o    strong market positions within their industry,

o    management with a history of excellence focusing on core businesses,

o    above average return on capital within their industry, and

o    demonstrated ability to create long-term shareholder value.

The manager determines the allocation among regions and countries using a combination of qualitative and quantitative inputs, including:

o quantitative models to rank the relative attractiveness of each country/region based on valuation, credit risk and momentum, and

o qualitative assessment of regional portfolio managers to adjust model results.

The Fund's sector exposures are largely the result of stock selection, although the Fund maintains broad sector representation. The Fund is managed using risk control techniques that maintain overall regional diversification. Although the Fund may employ foreign currency hedging techniques, the Fund normally maintains the currency exposure of the underlying equity investments. The Fund invests in at least 3 different countries other than the U.S., but normally invests in 10 to 35 countries, with at least 65% of its assets in securities of non-U.S. entities.

The Fund will invest no more than 10% of its assets in emerging market stocks. The Fund normally invests in 120 to 200 stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), iShares (SM) and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managing Fund since August, 1999
Managed approximately $282 billion
in assets at the end of 2000

FUND MANAGERS
Management by investment team
overseen by:

Shogo Maeda
------------------------------
Managing Director of subadviser
Joined subadviser in 1994
Senior Portfolio Manager at Nomura
Investment Management, Inc. (1987-1994)

Susan Noble
------------------------------
Managing Director of subadviser
Joined subadviser in 1997
Portfolio Management Director at Fleming
Investment Management (1986-1997)

Andrew Orchard
------------------------------
Executive Director of subadviser
Joined subadviser in 1999
Portfolio Manager at Morgan Grenfell
Asset Management (1994-1999)

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar year
--------------------------------------------------------------------------------
                                                                         2000
                                                                        -14.37%

Best quarter: up 22.28%, fourth quarter 1999
Worst quarter:down 8.76%, fourth quarter 2000

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/2000*
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                     -14.37%      -13.96%
Life of fund                                                 3.01%        1.31%

Index: MSCI EAFE Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary
-------
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Secondary
---------
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on August 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                           12/99**           12/00           6/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    (unaudited)
Net asset value, beginning of period                                   $10.00            $11.95          $9.85
Income from investment operations
  Net investment income                                                  0.01              0.06           0.05
  Net realized and unrealized gain (loss) on investments*                2.12             (1.78)         (1.48)
  Total from investment operations                                       2.13             (1.72)         (1.43)
Less distributions:
  Distributions from net investment income                              (0.01)            (0.04)         (0.05)
  Distributions from net realized gain                                  (0.17)            (0.30)            --
  Distributions in excess of income/gains and from capital paid in         --             (0.04)            --
  Total distributions                                                   (0.18)            (0.38)         (0.05)
Net asset value, end of period                                         $11.95             $9.85          $8.37
Total investment return****                                             21.49%(a)        (14.37)%       (14.56)%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                           $12,430           $15,716         21,086
Ratio of expenses to average net assets (%)***                           1.10%(b)          1.10%          1.09%(b)
Ratio of net investment income (loss) to average net assets (%)          0.21%(b)          0.53%          1.15%(b)
Turnover rate (%)                                                       26.76%(a)         75.41%         22.65%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Final began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.71% and 1.76% for the years ended December 31, 1999 and 2000, respectively and 1.61% for the period ended June 30, 2001.
**** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(a)  Not annualized.
(b)  Annualized.

PROPOSAL 5

V.A. Mid Cap Growth Fund

GOAL AND STRATEGY

[GRAPHIC]The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $0.02 billion to $19.37 billion as of March 31, 2001).

The manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may not invest more than 5% of assets in any one security. The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

Team responsible for day-to-day
 investment management

PAST PERFORMANCE

[GRAPHIC]The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                         1998     1999    2000
                                                                 56.18%
                                                        10.35%
                                                                         -11.73%

2001 total return as of June 30: 10.10% Best quarter: Q4 '99, 41.78% Worst quarter: Q3 '98, -19.74%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                    Fund             Index 1        Index 2
1 year                             -11.73%           -9.10%        -11.75%
Life of fund -- began 1/7/98        15.12%           12.58%         17.28%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Index 2: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

MAIN RISKS

[GRAPHIC]The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on January 7, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                         12/98(1)        12/99         12/00         6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.00          $11.03        $17.21       $15.09
Net investment income (loss)(2)                                        0.01           (0.03)        (0.08)       (0.05)
Net realized and unrealized gain (loss) on investments                 1.03            6.23         (1.94)       (3.48)
Total from investment operations                                       1.04            6.20         (2.02)       (3.53)
Less distributions:
  Dividends from net investment income                                (0.01)             --            --           --
  Distributions from net realized gain                                   --           (0.02)        (0.10)          --
  Tax return of capital                                                  --(3)           --            --           --
  Total distributions                                                 (0.01)          (0.02)        (0.10)          --
Net asset value, end of period                                       $11.03          $17.21        $15.09       $11.56
Total investment return(4,5) (%)                                      10.35(6)        56.18        (11.73)      (23.39)(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          1,779           6,363        11,482        6,315
Ratio of expenses to average net assets (%)                            1.00(7)         1.00          1.00         1.00(7)
Ratio of adjusted expenses to average net assets(8) (%)                4.23(7)         2.36          1.10         1.19(7)
Ratio of net investment income (loss) to average net assets (%)        0.06(7)        (0.23)        (0.42)        0.74(7)
Portfolio turnover rate (%)                                             103             136           155           71

(1) Began operations on January 7, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Fundamental Growth Fund

GOAL AND STRATEGY

This is a stock fund with a growth emphasis that seeks long-term capital appreciation.

The Fund invests primarily in the common stocks of large-sized and mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary fundamental equity research and a systematic screening approach. The manager screens the universe for stocks that meet minimum size and earnings growth criteria. The manager employs a proprietary quantitative model to rank stocks based on:

o    fundamental catalyst (such as earnings surprise and momentum);
o    valuation (such as price-to-sales ratio); and
o    financial strength (such as superior cash flow).

The manager uses fundamental equity research with a global equity research team to identify companies with characteristics such as:

o    strong and innovative management teams;
o    opportunities for above average growth within its industry;
o    strong competitive positioning relative to peers and suppliers;
o    sufficient financial strength to grow the business; and
o    reasonable valuations relative to earnings expectations.

The manager uses risk management tools and qualitative judgement to determine the Fund's sector and stock-specific weightings. The Fund is broadly diversified by sector. The Fund normally invests in 90 to 150 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER
Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02119

Managing since 1937
Managing Fund since August, 2000
Managed approximately $370 billion
in assets at the end of 2000



FUND MANAGERS

Management by investment team overseen
by:

Eric M. Wetlaufer, CFA
------------------------------
Managing Director and Chief Investment
Officer of subadviser
Joined subadviser in 1997
Managing Director and Portfolio Manager at
Cadence Capital Management (1991--1997)
Began career in 1985

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar year
--------------------------------------------------------------------------------
                                                                        2000
                                                                        -3,03%

Best quarter: up 54.57%, third quarter 1999
Worst quarter: down 20.91%, second quarter 2000

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/2000*
--------------------------------------------------------------------------------
                                                    Fund            Index
1 year                                              -3.03%         -11.75%
Life of fund                                        35.44%          16.11%

Index: Russell Mid Cap(TM) Growth Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary
-------
Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary
---------
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on August 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                           12/99**           12/00           6/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    (Unaudited)
Net asset value, beginning of period                                   $10.00            $14.42         $12.52
Income from investment operations:
  Net investment loss                                                   (0.02)            (0.02)         (0.02)
  Net realized and unrealized gain (loss) on investments*                5.34             (0.44)         (2.64)
  Total from investment operations                                       5.32             (0.46)         (2.66)
Less distributions:
  Distributions from net realized gain                                  (0.90)            (0.76)            --
  Distributions in excess of income/gains and from capital paid in         --             (0.68)            --
  Total distributions                                                   (0.90)            (1.44)            --
Net asset value, end of period                                         $14.42            $12.52          $9.86
Total investment return****                                             54.57%(a)         (3.03)%       (21.20)%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                            $9,175           $46,114        $40,342
Ratio of expenses to average net assets (%)***                           0.95%(b)          0.96%          0.99%(b)
Ratio of net investment income (loss) to average net assets (%)         (0.55)%(b)        (0.38)%        (0.47)%(b)
Turnover rate (%)                                                       61.66%(a)        250.46%         51.34%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% and 1.00% for the years ended December 31, 1999 and 2000, respectively and 1.25% for the period ended June 30, 2001.
**** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(a)  Not annualized.
(b)  Annualized.

PROPOSAL 6

V.A. Small Cap Growth Fund

GOAL AND STRATEGY

[GRAPHIC]The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $10 million to $4.20 billion as of March 31, 2001).

The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one security.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal conditions, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1986

Anurag Pandit, CFA
------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Equity analyst at Loomis Sayles
 (1992-1996)
Began business career in 1984

PAST PERFORMANCE

[GRAPHIC] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1997     1998     1999     2000
                                                               68.52%
                                                      15.94%
                                             11.06%
                                                                        -22.33%

2001 total return as of June 30: 17.58% Best quarter: Q4 `99, 44.55% Worst quarter: Q3 `98, -21.42%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                              Fund         Index 1     Index 2
1 year                                      -22.33%        -3.02%      -22.43%
Life of fund -- began 8/29/96                11.02%        10.29%        6.88%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.
Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[GRAPHIC] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                               12/96(1)     12/97       12/98        12/99        12/00        6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $10.00        $9.32      $10.35       $12.00       $19.76      $14.40
Net investment income (loss)(2)                              0.02        (0.02)      (0.06)       (0.10)       (0.13)      (0.04)
Net realized and unrealized gain (loss) on investments      (0.68)        1.05        1.71         8.29        (4.33)      (1.12)
Total from investment operations                            (0.66)        1.03        1.65         8.19        (4.46)      (1.16)
Less distributions:
  Dividends from net investment income                      (0.02)          --(3)       --           --           --          --
  Distributions from net realized gain                         --           --          --        (0.43)       (0.90)         --
  Total distributions                                       (0.02)          --          --        (0.43)       (0.90)         --
Net asset value, end of period                              $9.32       $10.35      $12.00       $19.76       $14.40      $13.24
Total investment return(4,5) (%)                            (6.62)(6)    11.06       15.94        68.52       (22.33)      (8.06)(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                  975        3,841       8,232       20,867       19,772      13,313
Ratio of expenses to average net assets (%)                  1.00(7)      1.00        1.00         1.00         1.00        1.00(7)
Ratio of adjusted expenses to average net assets(8) (%)      5.19(7)      2.72        1.63         1.38         1.10        1.21(7)
Ratio of net investment income to average net assets (%)     0.62(7)     (0.16)      (0.59)       (0.76)       (0.68)      (0.67)(7)
Portfolio turnover rate (%)                                    31           79          93          120          104          40

(1) Began operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Assumes dividend reinvestment.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Small Cap Growth Fund

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are purchased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community. The manager looks for companies with:

o demonstrated annual 20% earnings growth over 3 years and/or similar future growth expectations;

o    dominant market niche or poised to become market leaders; and

o    high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings are broadly diver-sified and managed relative to those of the Russell 2000(R) Growth Index. The Fund normally invests in 140 to 220 stocks, with at least 65% (usually higher) of its assets in small cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1996
Managed approximately $32 billion
in assets at the end of 2000


FUND MANAGERS
Management by investment team
overseen by:

Bernice S. Behar, CFA
------------------------------
Senior Vice President of
subadviser
Joined subadviser in 1991
Began career in 1986

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                               1997     1998     1999     2000
                                                                70.38%
                                              14.26%   14.49%
                                                                         -21.43%

Best quarter: up 45.57%, fourth quarter 1999
Worst quarter: down 22.48%, fourth quarter 2000

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/2000*
--------------------------------------------------------------------------------
                                                          Fund           Index
1 year                                                   -21.43%        -22.43%
Life of fund                                              12.63%          4.72%

Index: Russell 2000(R) Growth Index

* Began operations on May 1, 1996.

MAIN RISKS

Primary
-------
Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results.

The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary
---------
Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on May 1, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                      12/96**        12/97        12/98         12/99         12/00          6/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Unaudited)
Net asset value, beginning of period              $10.00          $9.93        $11.34        $12.99        $19.12        $13.47
Income from investment operations:
  Net investment income (loss)                      0.01          (0.02)        (0.05)        (0.21)        (0.02)        (0.04)
  Net realized and unrealized gain (loss) on
   investments*                                    (0.06)          1.44          1.70          9.06         (4.16)        (1.03)
  Total from investment operations                 (0.05)          1.42          1.65          8.85         (4.18)        (1.07)
Less distributions:
  Distributions from net investment income
   and capital paid in                             (0.02)            --            --            --            --            --
  Distributions from net realized gain on
   investments sold                                   --             --            --         (2.72)        (0.12)           --
  Distributions in excess of income/gains and
   from capital paid in                               --           (0.1)           --            --         (1.35)           --
  Total distributions                              (0.02)         (0.01)           --         (2.72)        (1.47)           --
Net asset value, end of period                     $9.93         $11.34        $12.99        $19.12        $13.47        $12.40
Total investment return***                         (0.50)%(a)     14.26%        14.49%        70.38%       (21.43)%       (7.94)%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)      $20,633        $48,761       $74,849      $179,570      $234,542      $202,053
Ratio of expenses to average net assets (%)         1.00%(b,c)     1.00%(c)      1.00%(c)      0.89%         0.82%         0.84%(b)
Ratio of net investment income (loss) to
  average net assets (%)                            0.12%(b)      (0.28)%       (0.65)%       (0.70)        (0.50)%  (0.44)%(b)
Turnover rate (%)                                  50.93%(a)      86.23%       101.16%        113.1%        97.73%        45.16%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**   Fund began operations on May 1, 1996.
*** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(a)  Not annualized.
(b)  Annualized.
(c) Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

PROPOSAL 7

V.A. Bond Fund

GOAL AND STRATEGY

[GRAPHIC] The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 65% of assets in a diversified portfolio of debt securities. These include corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in junk bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all different quality levels and maturities from many different issuers, potentially including foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

James K. Ho, CFA
------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1985
Began business career in 1977

Benjamin A. Matthews
------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1970

PAST PERFORMANCE

[GRAPHIC] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                               1997     1998     1999     2000
                                                                         11.89%
                                               9.31%   9.41%
                                                                -0.51%

2001 total return as of June 30: -0.04% Best quarter: Q3 `98, 4.76% Worst quarter: Q1 `97, -0.96%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                     11.89%        9.39%
Life of fund -- began 8/29/96                               7.88%        7.28%

Index: Lehman Brothers Credit Bond Index, an unmanaged index of corporate bonds and Yankee bonds.

MAIN RISKS

[GRAPHIC] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                              12/96(1)      12/97        12/98       12/99       12/00        6/01(9)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                      $10.00        $10.19       $10.36      $10.51       $9.81      $10.29
Net investment income(2)                                    0.23          0.68         0.63        0.64        0.64        0.28
Net realized and unrealized gain (loss) on investments      0.21          0.24         0.32       (0.70)       0.50        0.01
Total from investment operations                            0.44          0.92         0.95       (0.06)       1.12        0.29
Less distributions:
  Dividends from net investment income                     (0.23)        (0.68)       (0.63)      (0.64)      (0.64)      (0.30)
  Distributions from net realized gain                     (0.02)        (0.07)       (0.17)         --          --          --
  Total distributions                                      (0.25)        (0.75)       (0.80)      (0.64)      (0.64)      (0.30)
Net asset value, end of period                            $10.19        $10.36       $10.51       $9.81      $10.29      $10.28
Total investment return(3) (%)                              4.42(4,5)     9.30(5)      9.41(5)    (0.51)(5)   11.89(5)     2.78(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               1,056         3,682       10,669      12,531      25,173      67,692
Ratio of expenses to average net assets (%)                 0.75(6)       0.75         0.75        0.75        0.75        0.68(6)
Ratio of adjusted expenses to average net assets(7) (%)     4.15(6)       2.53         1.34        1.01        0.92          --
Ratio of net investment income to average net assets (%)    6.69(6)       6.57         5.93        6.39        6.47        5.50(6,8)
Portfolio turnover rate (%)                                   45           193          367         307         298         195

(1) Began operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) Not annualized.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 5.77%.
(9) Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Active Bond Fund

GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund primarily invests in a diversified mix of debt securities including:

o    U.S. Treasury and agency securities;

o    foreign government and agency securities (if dollar-denominated);

o    corporate bonds, both U.S. and foreign (if dollar-denominated);
     and

o    mortgage-backed and asset-backed securities.

The manager normally invests:

o    mostly in investment grade debt securities; and

o    no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many different issuers. The Fund normally has an average credit rating of "A" or higher.

The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average maturity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $32 billion
in assets at the end of 2000

FUND MANAGER

James K. Ho, CFA
------------------------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
                                 19.55%
 16.70%
                 10.80%                          10.11%                  10.45%
          7.70%                                           8.23%
                                          4.10%
                         -2.57%                                   -0.94%

Best quarter: up 7.14%, second quarter 1989
Worst quarter: down 2.51%, first quarter 1994

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/2000*
--------------------------------------------------------------------------------
                                              Fund                Index
1 year                                       10.45%              11.63%
5 years                                       6.30%               6.46%
10 years                                      8.20%               7.96%
Life of fund                                  8.04%               8.16%

Index: Lehman Brothers Aggregate Bond Index

* Began operations on March 29, 1986.

MAIN RISKS

Primary
-------
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Secondary
---------
Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance for the time periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned
(lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                  12/96       12/97     12/98     12/99      12/00          6/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (Unaudited)
Net asset value, beginning of period                          $10.13       $9.77     $9.95     $9.92      $9.12         $9.44
Income from investment operations:
  Net investment income (loss)                                  0.69        0.71      0.69      0.67       0.64          0.29
  Net realized and unrealized gain (loss) on investments*      (0.31)       0.24      0.11     (0.76)      0.28          0.06
  Total from investment operations                              0.38        0.95      0.80     (0.09)      0.92          0.35
Less distributions:
  Distributions from net investment income and capital
   paid in                                                     (0.69)      (0.71)    (0.69)    (0.71)     (0.60)        (0.30)
  Distributions from net realized gain                         (0.05)      (0.06)    (0.14)       --         --            --
  Distributions in excess of income/gains and from capital
   paid in                                                        --          --        --        --         --            --
  Total distributions                                          (0.74)      (0.77)    (0.83)    (0.71)     (0.60)        (0.30)
Net asset value, end of period                                 $9.77       $9.95     $9.92     $9.12      $9.44         $9.49
Total investment return**                                       4.10%      10.11%     8.23%    (0.94)%    10.45%         3.63%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                 $726,111    $803,770  $907,121  $850,286   $842,299      $816,297
Ratio of expenses to average net assets (%)                     0.29%       0.31%     0.29%     0.28%      0.41%***      0.71%***(b)
Ratio of net investment income (loss) to average net
  assets (%)                                                    7.07%       7.18%     6.84%     6.97%      6.98%         6.13%(b,c)
Turnover rate (%)                                             119.12%     138.29%   228.74%   182.90%    164.34%       130.85%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
** The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.44% for year ended December 31, 2000 and 0.73% for the period ended June 30, 2001.
(a) Not annualized.
(b) Annualized.
(c) Had the fund not amortized premiums on debt securities, the annual ratio of net investment income to average net assets would have been 6.33% for the period ended June 30, 2001.

PROPOSAL 8

V.A. Money Market Fund

GOAL AND STRATEGY

[GRAPHIC] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1 share price.

The fund invests only in dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

o    U.S. and foreign companies
o    U.S. and foreign banks
o    U.S. and foreign governments
o    U.S. agencies, states and municipalities
o International organizations such as the World Bank and the International Monetary Fund

The fund may also invest in repurchase agreements based on these securities.

The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with remaining maturities of more than 13 months.

In managing the portfolio, the management team searches aggressively for the best values on securities that meet the fund's credit and maturity requirements. The team tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Team of money market research
 analysts and portfolio managers

YIELD INFORMATION

For the fund's 7-day effective
 yield, call 1-800-824-0335

PAST PERFORMANCE

[GRAPHIC] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus). Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                               1997     1998     1999     2000
                                               4.90%    4.90%    4.60%    5.90%

2001 total return as of June 30: 1.02% Best quarter: Q1 `98, 1.25% Worst quarter: Q1 `99, 1.06%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/00
--------------------------------------------------------------------------------
                                                                      Fund
1 year                                                                5.90%
Life of fund -- began 8/29/96                                         5.00%

MAIN RISKS

[GRAPHIC] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underperform its peers or lose money.

An issuer of securities held by the fund could default or have its credit rating downgraded.

Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquired Fund's financial performance since its inception on August 29, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                               12/96(1)    12/97       12/98     12/99      12/00      6/01(8)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                        $1.00       $1.00       $1.00     $1.00      $1.00      $1.00
Net investment income(2)                                     0.02        0.05        0.05      0.05       0.06       0.02
Less distributions:
  Dividends from net investment income                      (0.02)      (0.05)      (0.05)    (0.05)     (0.06)     (0.02)
Net asset value, end of period                              $1.00       $1.00       $1.00     $1.00      $1.00      $1.00
Total investment return(3) (%)                               1.61(4,5)   4.88(5)     4.87      4.58       5.90       2.33(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                  207       8,377      16,519    32,952     73,917    143,495
Ratio of expenses to average net assets (%)                  0.75(6)     0.75        0.74      0.66       0.60       0.57(6)
Ratio of adjusted expenses to average net assets(7) (%)     27.48(6)     1.27          --        --         --         --
Ratio of net investment income to average net assets (%)     4.68(6)     4.86        4.70      4.55       5.86       4.52(6)

(1) Began operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment.
(4) Not annualized.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Semiannual period from January 1, 2001 through June 30, 2001. Unaudited.

Money Market Fund

GOAL AND STRATEGY

This is a money market fund that seeks to preserve capital and liquidity while also seeking to achieve a competitive yield. The Fund intends to maintain a stable net asset value of $1.00 per share.

The Fund invests in U.S. dollar denominated money market instruments rated in one of the two highest short-term credit rating categories, primarily including:

o commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);

o certificates of deposit, bank notes and other obligations of U.S. and foreign banks and other lending institutions;

o    debt securities issued by foreign governments and agencies;

o    U.S. Treasury, agency and state and local government obligations; and,

o    repurchase agreements.

The manager's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The manager seeks securities;

o    with an acceptable maturity;

o    issued by issuers on a sound financial footing;

o    that are marketable and liquid; and

o    that offer competitive yields.

The Fund only invests in individual securities with a maximum remaining maturity of 397 days (13 months). The overall weighted average maturity of the Fund's investments is 90 days or less. The Fund may invest:

o up to 5% of assets in securities rated in the second-highest short-term category (or unrated equivalents); and

o    up to 1% of assets or $1 million (whichever is greater) in securities of a single issuer rated in the second-highest
     short-term category (or unrated equivalents).
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since May, 2001
Managed approximately $274 billion in
assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

John Keogh
------------------------------
Senior Vice President and Partner of subadviser
Joined subadviser in 1983

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  6.00%                           5.78%   5.32%   5.38%   5.40%   5.05%   6.29%
          3.60%   3.41%   4.03%

Best quarter: up 2.38%, second quarter 1989
Worst quarter: up 0.74%, second quarter 1993

--------------------------------------------------------------------------------
Average annual total return -- for periods ending 12/31/2000(1)
--------------------------------------------------------------------------------
                                              Fund
1 year                                        6.29%
5 years                                       5.50%
10 years                                      4.99%
Life of fund                                  5.84%

(1) Began operations on March 29, 1986.

MAIN RISKS

Primary
-------
Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, yields on the Fund's investments will generally rise and prices on the Fund's investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of instruments held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of an instrument held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of an instrument held by the Fund may be downgraded. In either case, the value of the instrument held by the Fund would fall. All money market instruments have some credit risk, but in general lower-rated instruments have higher credit risk.

Principal Risk: An investment in the Fund is not a bank deposit and is not guaranteed as to principal and interest. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, investors may lose money by investing in the Fund.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Secondary
---------
None
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance for the time periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned
(lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                    12/96#          12/97#       12/98#        12/99#**      12/00#     6/01##
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (Unaudited)
Net asset value, beginning of period                $1.00        $1.00        $1.00         $1.00         $1.00           $1.00
Income from investment operations:
  Net investment income (loss)                       0.05         0.05         0.05          0.04          0.06            0.02
  Total from investment operations                   0.05         0.05         0.05          0.04          0.06            0.02
Less distributions:
  Distributions from net investment income
   and capital paid in                              (0.05)       (0.05)       (0.05)        (0.04)        (0.06)          (0.02)
  Total distributions                               (0.05)       (0.05)       (0.05)        (0.04)        (0.06)          (0.02)
Net asset value, end of period                      $1.00        $1.00        $1.00         $1.00         $1.00           $1.00
Total investment return*                             5.32%        5.38%        5.40%         5.05%         6.29%(c)        2.51%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)      $213,235     $229,443     $395,195      $451,235      $496,853        $459,369
Ratio of expenses to average net assets (%)          0.30%        0.33%        0.31%         0.31%         0.29%           0.29%(b)
Ratio of net investment income (loss) to
 average net assets (%)                              5.20%        5.32%        5.29%         4.95%         6.05%           5.03%(b)


* The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
# Per share amounts have been restated to reflect a 10 for 1 stock split effective May 1, 2001.
## The fund entered into a new sub-advisory agreement with Wellington Management Company, LLP.
(a)  Not annualized.
(b)  Annualized.
(c) Total investment return includes the effect of the capital contribution of $0.01 per share. The total investment return without the capital contribution would have been 6.18%.

                                   Appendix B

                  Management's discussion of fund performance:
                               December 31, 2000

PROPOSAL 1

--------------------------------------------------------------------------------
John Hancock V.A. Core Equity Fund
by Paul McManus for the Portfolio Management Team
--------------------------------------------------------------------------------


The year 2000 was marked by unprecedented volatility, as the markets fell sharply in the spring, rallied over the summer and plunged again during the final four months of the year. The Federal Reserve Board, which had already hiked interest rates three times in 1999, added three more increases in the first half of 2000, including a 0.50% increase in May. With share prices in technology, telecommunications and biotechnology stocks reflecting unrealistically optimistic expectations, the Fed's actions were enough to puncture the speculative bubble and bring the popular market averages lower. The tech-heavy NASDAQ Composite Index was particularly vulnerable, shedding a whopping 39.29% in 2000.

At the time of the Fed's final increase on May 16, there was scant evidence of decelerating growth in corporate earnings or the overall economy. Accordingly, the markets rallied during the summer, buoyed by investors' belief that interest rates were stabilizing and their hope that higher rates would cool the economy without doing significant damage to earnings.

That hope was shattered in the fall. Prominent companies in a broad variety of sectors issued warnings that fourth-quarter profits would be substantially lower than previously expected. At the same time, data on industrial production, retail sales, employment and consumer confidence all gave evidence of a slowing economy. As a result, sellers took control and the markets plummeted. Defensive sectors like health care, consumer nondurables and financial services managed to buck the trend, as did energy, but growth stocks in most sectors had an extremely difficult year in 2000.

PERFORMANCE SUMMARY
The Fund continued to implement its strategy of buying undervalued stocks of companies with improving fundamentals. In sectors such as technology, however, it was more a question of identifying the companies that appeared to suffer the least deterioration in fundamentals. The Fund had a losing year but finished ahead of the S&P 500 Index, primarily due to favorable stock selection. For the 12 months ended December 31, 2000, John Hancock V.A. Core Equity Fund had a return of -7.11% at net asset value. In comparison, the S&P 500 returned -9.10%, including reinvested dividends. However, the Fund trailed the 1.15% return of the average variable annuity growth and income fund, according to Lipper, Inc. Many funds in the Lipper average have a heavier emphasis on value-oriented investments, which were the place to be, especially during the second half of the period. Longer-term performance information can be found on the next page.

HEALTH CARE, FINANCIALS HELP RETURNS
On a relative basis, we were helped by our holdings in health care, a sector we steadily increased throughout the year. Compared with companies in other sectors, health-care firms, especially pharmaceutical companies, had generally superior earnings growth prospects. One of the best performers, Warner-Lambert, rose sharply as a result of being the target of a bidding war between Pfizer and American Home Products (Pfizer ultimately won). Merck, Pharmacia, Bristol-Myers Squibb and Schering-Plough were other drug stocks that made meaningful contributions to performance.

Financial stocks were another area of strength, helped by the growing consensus that a weakening economy would bring lower interest rates. Both stock selection and a marginal overweighting aided performance relative to our benchmark. One of our top performers, Fannie Mae, also benefited when Congress lost interest in an initiative that would have removed the competitive advantages Fannie Mae enjoys because of its status as a quasi-government organization. Another holding in the sector meriting mention is Citigroup, which continued to post consistently good earnings growth through its favorable mix of banking, brokerage and insurance businesses.

TECHNOLOGY AND TELECOMMUNICATIONS HIT THE SKIDS
Leading the list of negative contributors were many names that made positive contributions a year ago. Microsoft was hurt earlier in the year by the Justice Department's antitrust lawsuit, then by slowing demand for personal computers. We reduced the position to below market weight in the first half of the period, but the stock still hurt performance substantially. Lucent Technologies was a different story. We liked the stock for the first half of the year, but it subsequently became apparent to us that the company was slipping behind competitors in some key technological areas. Consequently, we sold the entire position in the fourth quarter. Long-distance provider WorldCom reflected the intense competition for telephone services of all kinds, as did Sprint and AT&T, two other lackluster performers. Despite the carnage, we maintained roughly a market weighting in technology. The Fund stresses diversification and attempts to keep its risk profile similar to that of the S&P 500 Index.

LOOKING AHEAD
Amid considerable pessimism about stocks, the Fed surprised investors by cutting interest rates on January 3, just after the period ended. It appears that the primary challenge facing investors over the short term will be balancing the positive effects of lower rates with the negative ramifications of slower earnings growth. Through its actions, the Fed has served notice that it intends to be aggressive about addressing the current slowdown, so we would not be surprised to see a series of interest-rate reductions. Furthermore, history has shown that the stock market responds well to multiple rate cuts by the Fed. We will consider these and many other factors as we continue our search for undervalued stocks of companies with improving fundamentals.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
For the period ended December 31, 2000
                                                 SINCE
                                    ONE        INCEPTION
                                    YEAR        (8/29/96)
---------------------------------------------------------
Cumulative Total Returns           (7.11%)       98.43%
Average Annual Total Returns(1)    (7.11%)       17.11%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25% (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 16.69%. The expense limitation did not impact the one-year performance.

TOP FIVE
STOCK HOLDINGS

1. General Electric 4.6%
2. Citigroup 4.4%
3. Pfizer 3.6%
4. Merck 3.2%
5. ExxonMobil 3.0%

As a percentage of net assets on December 31, 2000

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Core Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index --an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

[GRAPHIC]

                     John Hancock
                 V.A. Core Equity Fund
                  8/29/96 -- 12/31/00

John Hancock V.A. Core Equity Fund             $19,844
Standard & Poor's 500 Index                    $22,043

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
INDEPENDENCE INVESTMENT ASSOCIATES, INC.                         Paul F. McManus
PUTNAM INVESTMENTS                                                C. Beth Cotner
--------------------------------------------------------------------------------

Effective November 1, the Fund was modified to a multi-managed investment approach
   The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
   IIA selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects.
   Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.
   As of December 31, 2000, IIA managed approximately 77% and Putnam managed approximately 23% of the Fund's assets. For the year, the Fund performed -13.10% below the benchmark's performance of -9.11%.

Independence Investment Associates, Inc.
   The Fund outperformed the benchmark in the fourth quarter. Stock prices declined in the period as fears over an accelerating economic slowdown were discounted in the market. Increasing numbers of technology companies began to preannounce earnings shortfalls. The Fund was modestly underweight technology stocks, and this benefited portfolio performance, although specific stock selection skill was slightly negative. Health care was over weighted, particularly in large drug companies. Both stock selection and the active overweight benefited performance for the quarter. Holdings in Bristol Meyers, Merck and Pharmacia Upjohn helped the portfolio. Electric utilities were another positive are as investors were becoming even more defensive as the economy was slowing. Perceived as safer technology stocks, information services companies like First Data Corp and EDS did relatively well and helped portfolio performance.
   With the market being defensive, food and beverage stocks did well. We had an underweight there as valuations did not justify the purchases of some of the stocks. This relative underweight negatively impacted performance in the quarter. In the media area, fears of the slowing economy affected the broadcasters as advertising budgets became suspect. Also, the delay of Time Warner--AOL adversely affected performance of those stocks.
   Looking forward, we continue to maintain a broad sector neutral strategy while emphasizing individual stock selection. Based upon the relative valuation of stocks we will continue to select the best stocks within industries based upon their valuation and outlook for sustainable earnings growth.

Putnam Investments
   The Fund benefited from overweighting the robust energy, conglomerate, utilities, and financial sectors, along with strong stock selection. In particular, exceptional stock performance by one of our holdings (Tyco) made conglomerates the greatest contributor to performance. The next-largest contribution came from energy, where oil services stocks boosted returns; in financial services, insurance (American International Group) and investment banking/brokerage (Goldman Sachs) aided performance.
   The single largest detractor from performance came from technology, where the benefit o f being underweight in a very weak sector was more than offset by poor stock performance in software (Openwave Systems, Veritas Software), communications equipment (Redback Networks, Juniper Networks), and business applications software (Agile Software, I2 Technologies). Fund performance was also hindered by health care (underweighting pharmaceuticals and weak stock selection in biotechnology); overweighting communications services (the worst-performing sector), along with weak stock performance from that sector in the cellular industry (Sprint PCS, Nextel); underweighting consumer staples (along with not owning non-alcoholic beverage companies and owning weak TV broadcasting companies); and finally, underweighting consumer cyclicals.
   In the volatile environment of the new year, we anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. We believe that the current environment will continue to place pressure on rapidly expanding, high-quality growth companies. We have concentrated the Fund on companies with a proven record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Going forward, we will be overweight energy (oil services) and financial services (banking/brokerage services and insurance) stocks while underweighting technology (communications equipment and software) and consumer staples (media and TV broadcasting.)

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
INDEPENDENCE INVESTMENT ASSOCIATES, INC.                         Paul F. McManus
PUTNAM INVESTMENTS                                                C. Beth Cotner
--------------------------------------------------------------------------------

                                    [GRAPH]

          Growth & Income    S&P 500.            Growth & Income    S&P 500.
               Fund            Index                  Fund            Index

12/31/90     $10,000         $10,000   01/31/96     $21,300         $22,266
01/31/91      10,449          10,442   02/29/96      21,576          22,479
02/28/91      11,145          11,190   03/31/96      21,852          22,695
03/31/91      11,406          11,456   04/30/96      22,098          23,029
04/30/91      11,401          11,488   05/31/96      22,609          23,623
05/31/91      11,844          11,980   06/30/96      22,733          23,720
06/31/91      11,266          11,432   07/31/96      21,659          22,664
07/31/91      11,655          11,967   08/31/96      22,175          23,145
08/31/91      11,905          12,249   09/30/96      23,205          24,445
09/30/91      11,760          12,048   10/31/96      23,772          25,115
10/31/91      11,933          12,209   11/30/96      25,354          27,021
11/30/91      11,518          11,716   12/31/96      24,918          26,492
12/31/91      12,596          13,055   01/31/97      26,201          28,137
01/31/92      12,375          12,812   02/28/97      26,344          28,365
02/29/92      12,522          12,976   03/31/97      25,318          27,185
03/31/92      12,311          12,722   04/30/97      26,545          28,808
04/30/92      12,702          13,092   05/31/97      27,985          30,577
05/31/92      12,827          13,163   06/30/97      29,088          31,940
06/30/92      12,732          12,972   07/31/97      31,688          34,476
07/31/92      12,734          13,495   08/31/97      30,083          32,559
08/31/92      12,911          13,222   09/30/97      31,832          34,344
09/30/92      13,056          13,374   10/31/97      30,635          33,197
10/31/92      13,033          13,422   11/30/97      31,787          34,734
11/30/92      13,541          13,875   12/31/97      32,341          35,331
12/31/92      13,717          14,056   01/31/98      32,690          35,723
01/31/93      13,858          14,159   02/28/98      35,358          38,299
02/28/93      14,052          14,350   03/31/98      37,336          40,260
03/31/93      14,487          14,659   04/30/98      37,439          40,666
04/30/93      14,101          14,299   05/31/98      37,030          39,967
05/31/93      14,467          14,686   06/30/98      38,602          41,590
06/30/93      14,609          14,734   07/31/98      38,151          41,149
07/31/93      14,530          14,665   08/31/98      32,294          35,199
08/31/93      15,115          15,223   09/30/98      33,951          37,455
09/30/93      15,142          15,111   10/31/98      36,978          40,500
10/31/93      15,400          15,418   11/30/98      39,191          42,954
11/30/93      15,263          15,273   12/31/98      42,123          45,428
12/31/93      15,545          15,460   01/31/99      43,536          47,327
01/31/94      16,007          15,978   02/28/99      42,184          45,855
02/28/94      15,541          15,547   03/31/99      43,433          47,690
03/31/94      14,939          14,871   04/30/99      45,263          49,535
04/30/94      15,199          15,064   05/31/99      43,943          48,366
05/31/94      15,257          15,310   06/30/99      46,973          51,051
06/30/94      14,980          14,931   07/31/99      45,365          49,458
07/31/94      15,385          15,426   08/31/99      44,829          49,210
08/31/94      15,957          16,053   09/30/99      43,592          47,862
09/30/94      15,486          15,667   10/31/99      46,142          50,892
10/31/94      15,733          16,025   11/30/99      46,676          51,925
11/30/94      15,211          15,437   12/31/99      47,579          54,983
12/31/94      15,459          15,663   01/31/00      47,808          52,223
01/31/95      15,777          16,070   02/29/00      48,957          51,236
02/28/95      16,400          16,693   03/31/00      45,974          56,247
03/31/95      16,763          17,187   04/30/00      44,819          54,554
04/30/95      17,252          17,688   05/31/00      49,836          53,436
05/31/95      17,826          18,386   06/30/00      48,617          54,750
06/30/95      18,232          18,818   07/31/00      47,976          53,896
07/31/95      18,814          19,445   08/31/00      48,744          57,243
08/31/95      18,936          19,498   09/30/00      48,151          54,221
09/30/95      19,757          20,314   10/31/00      51,130          53,993
10/31/95      19,628          20,243   11/30/00      48,040          49,738
11/30/95      20,456          21,134   12/31/00      34,913          49,982
12/31/95      20,748          21,525

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        3.3%               5.9%
Pfizer, Inc.                                3.0%               0.9%
Cisco Systems, Inc.                         2.4%               4.6%
Citigroup, Inc.                             2.3%               4.1%
Merck & Co., Inc.                           2.2%               1.6%
Microsoft Corp.                             2.1%               7.1%
Exxon Mobil Corp.                           2.1%               1.4%
Wal-Mart Stores, Inc.                       1.9%               1.5%
Intel Corp.                                 N/A                3.1%
Tyco International, Ltd.                    1.9%               1.5%

Average Annual Total Returns*
---------------------------------------------------------------------------
                 Growth & Income      S&P 500          MorningStar
                       Fund            Index           Peer Group+
                     --------       -----------        -----------
  1 Year              -13.10%          -9.11%             -7.52%
 3 Years                9.57           12.26              11.71
 5 Years               15.44           18.35              17.02
10 Years               15.58           16.56              16.58

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                     investments                         investments
Technology             28.1%        Energy                 5.6%
Health Care            17.9%        Consumer Cyclical      4.9%
Financial              15.4%        Utility                4.5%
Capital Equipment      13.6%        Consumer Staple        1.7%
Retail                  5.6%        Basic Material         1.6%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

 . "Standard & Poor's 500" is a trademark of the McGraw-Hill companies, Inc.
  and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, fold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Blend investment category.

PROPOSAL 2

--------------------------------------------------------------------------------
John Hancock V.A. Large Cap Growth Fund
By William L. Braman and Robert Uek for the Portfolio Management Team
--------------------------------------------------------------------------------

The bears were out in full force during the past 12 months, particularly in the technology arena. Volatility began early on and continued in prolonged bouts as the period progressed. Speculation about the economy's direction and the sustainability of corporate profits dominated investors' concerns. By year's end, all the major stock indexes were down considerably, as was John Hancock V.A. Large Cap Growth Fund.

FUND PERFORMANCE
For the 12 months ended December 31, 2000, the Fund produced a total return of -31.30% at net asset value. By comparison, the Fund's benchmark index, the Russell Top 200 Growth Index, returned -24.53%, the tech-heavy NASDAQ Composite Index returned -39.29% and the broader market, as measured by the Standard & Poor's 500 Index, returned -9.10%. In the same period, the average variable annuity growth fund returned -9.22%, according to Lipper, Inc. Historical performance information can be found on the next page. The Fund's performance lagged its peers primarily because of our heavy stake in technology, particularly the more aggressive companies, which we maintained throughout much of the year. As the earnings of many technology companies decelerated, their stock prices came back down to earth.

TECHNOLOGY STRUGGLES
For a long time, we have been espousing the dynamic long-term growth prospects of many technology stocks and, indeed, the sector itself. We firmly believe technology companies will continue to drive not only the United States' economy but the world's as well, thereby providing investors with considerable long-term growth potential. The strength of the technology stock sector in recent years is certainly a testament to this belief. However, with each interest rate increase by the Federal Reserve Board this past spring -- and then with each new economic report suggesting a slowdown --investors began to question the ability of companies, particularly technology firms, to continue meeting the very high earnings expectations of the past few years. Consequently, it grew increasingly difficult for many investors to justify the high stock prices in exchange for the potential payback. When a company posted disappointing earnings -- as many did -- the stock price was pummeled. As the stock prices in the tech and biotech sectors dropped, fears arose about the possible price declines of other richly valued stocks. Investors harvested whatever profits they could and ran for cover in the United States Treasury market.

TECH HOLDINGS REDUCED
Throughout the period, a large amount of the Fund's net assets remained in the technology sector, with the weighting peaking in September at around 60% of net assets. By period's end, however, the stake was reduced to 43%. While the sector's downturn had a hand in bringing that figure down, we also eliminated many holdings from the Fund. Our reasons had more to do with the possibility of further stock price volatility than with any concerns we had about the business fundamentals or long-term growth prospects of many of the companies we sold.

In trimming the Fund's weighting, we targeted many names relating to personal computer hardware. Issues we sold included IBM, Microsoft, Gateway, Dell and Hewlett Packard. We also eliminated positions in commodity semiconductors and semiconductor equipment by selling Intel, Texas Instruments, Applied Materials and Micron. Other high-priced stocks that demonstrated an increased risk of price declines were sold as well. In the biotechnology sector, we moved out of Immunex and Amgen. We held on to, and even purchased, some stocks in the computer networking and communications sub sectors as stock prices became increasingly attractive. We bought such issues as Juniper Networks, CIENA, JDS Uniphase and Nortel Networks.

HEALTH CARE, FINANCE INCREASED
As the period progressed, we added to the Fund's weighting in health-care and financial stocks. In health care, it was the pharmaceuticals we sought. This past year, investors prized the earnings predictability of large drug companies. These steady growers are also defensive in nature, as they are relatively insulated from economic changes. We increased the size of our stakes in Pfizer, Pharmacia and Johnson & Johnson and initiated a new position in Merck. As technology stock prices dropped, drug stocks soared.

Our financial focus has been fairly broad-based, though we emphasized insurance names slightly. In addition to the relatively attractive stock prices, the business cycle and pricing environment among property casualty and insurance companies has been improving. We also thought it prudent for the Fund to have exposure to the mortgage-lending and consumer-lending sub sectors. The stocks that caught our attention include AFLAC, American General, Wells Fargo, Fannie Mae, MBNA, Citigroup and State Street Corp.

OUTLOOK
Shortly after the close of the period, the Fed cut the fed funds rate by one-half a percent. As encouraged as we are by the Fed's recent actions, we are mindful that plenty of volatility may well lie ahead. In our opinion, investors will need quite a bit more convincing before returning to growth stocks. First-quarter earnings reports will be somewhat of a guidepost. The good news is that tech stock prices are now more attractive than they have been in years. While the stock prices of many companies have been taken down by 60% to 70%, many are still growing their earnings by anywhere from 30% to 50%. With that in mind, we are now inclined to selectively increase the Fund's technology exposure and position for what we believe will be an eventual rebound.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
For the period ended December 31, 2000
                                                   SINCE
                                    ONE          INCEPTION
                                    YEAR         (8/29/96)
----------------------------------------------------------
Cumulative Total Returns           (31.30%)        10.87%
Average Annual Total Returns(1)    (31.30%)         2.41%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25% (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return since inception would have been 1.72%. The expense limitation did not impact the one-year performance.

TOP FIVE
STOCK HOLDINGS

1. Pfizer  5.3%
2. General Electric  4.7%
3. Cisco Systems  4.1%
4. Oracle Systems  3.6%
5. Tyco International  3.6%

As a percentage of net assets on December 31, 2000

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Large Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell Top 200 Growth Index -- an unmanaged index which measures the performance of the Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest in an index.

[GRAPHIC]

                        John Hancock
                 V.A. Large Cap Growth Fund
                     8/29/96 -- 12/31/00

John Hancock V.A. Large Cap Growth Fund           $11,087
Russell Top 200 Growth Index                      $22,269

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
INDEPENDENCE INVESTMENT ASSOCIATES, INC.                         Paul F. McManus
PUTNAM INVESTMENTS                                                C. Beth Cotner

Effective November 1, the Fund was modified to a multi-managed investment approach
   The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
   IIA selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects.
   Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.
   As of December 31, 2000, IIA managed approximately 77% and Putnam managed approximately 23% of the Fund's assets. For the year, the Fund performed -13.10% below the benchmark's performance of -9.11%.

Independence Investment Associates, Inc.
   The Fund outperformed the benchmark in the fourth quarter. Stock prices declined in the period as fears over an accelerating economic slowdown were discounted in the market. Increasing numbers of technology companies began to preannounce earnings shortfalls. The Fund was modestly underweight technology stocks, and this benefited portfolio performance, although specific stock selection skill was slightly negative. Health care was over weighted, particularly in large drug companies. Both stock selection and the active overweight benefited performance for the quarter. Holdings in Bristol Meyers, Merck and Pharmacia Upjohn helped the portfolio. Electric utilities were another positive are as investors were becoming even more defensive as the economy was slowing. Perceived as safer technology stocks, information services companies like First Data Corp and EDS did relatively well and helped portfolio performance.
   With the market being defensive, food and beverage stocks did well. We had an underweight there as valuations did not justify the purchases of some of the stocks. This relative underweight negatively impacted performance in the quarter. In the media area, fears of the slowing economy affected the broadcasters as advertising budgets became suspect. Also, the delay of Time Warner--AOL adversely affected performance of those stocks.
   Looking forward, we continue to maintain a broad sector neutral strategy while emphasizing individual stock selection. Based upon the relative valuation of stocks we will continue to select the best stocks within industries based upon their valuation and outlook for sustainable earnings growth.

Putnam Investments
   The Fund benefited from overweighting the robust energy, conglomerate, utilities, and financial sectors, along with strong stock selection. In particular, exceptional stock performance by one of our holdings (Tyco) made conglomerates the greatest contributor to performance. The next-largest contribution came from energy, where oil services stocks boosted returns; in financial services, insurance (American International Group) and investment banking/brokerage (Goldman Sachs) aided performance.
   The single largest detractor from performance came from technology, where the benefit o f being underweight in a very weak sector was more than offset by poor stock performance in software (Openwave Systems, Veritas Software), communications equipment (Redback Networks, Juniper Networks), and business applications software (Agile Software, I2 Technologies). Fund performance was also hindered by health care (underweighting pharmaceuticals and weak stock selection in biotechnology); overweighting communications services (the worst-performing sector), along with weak stock performance from that sector in the cellular industry (Sprint PCS, Nextel); underweighting consumer staples (along with not owning non-alcoholic beverage companies and owning weak TV broadcasting companies); and finally, underweighting consumer cyclicals.
   In the volatile environment of the new year, we anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. We believe that the current environment will continue to place pressure on rapidly expanding, high-quality growth companies. We have concentrated the Fund on companies with a proven record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Going forward, we will be overweight energy (oil services) and financial services (banking/brokerage services and insurance) stocks while underweighting technology (communications equipment and software) and consumer staples (media and TV broadcasting.)

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
INDEPENDENCE INVESTMENT ASSOCIATES, INC.                         Paul F. McManus
PUTNAM INVESTMENTS                                                C. Beth Cotner
--------------------------------------------------------------------------------
                                    [GRAPH]

          Growth & Income    S&P 500.            Growth & Income    S&P 500.
               Fund            Index                  Fund            Index

12/31/90     $10,000         $10,000   01/31/96     $21,300         $22,266
01/31/91      10,449          10,442   02/29/96      21,576          22,479
02/28/91      11,145          11,190   03/31/96      21,852          22,695
03/31/91      11,406          11,456   04/30/96      22,098          23,029
04/30/91      11,401          11,488   05/31/96      22,609          23,623
05/31/91      11,844          11,980   06/30/96      22,733          23,720
06/31/91      11,266          11,432   07/31/96      21,659          22,664
07/31/91      11,655          11,967   08/31/96      22,175          23,145
08/31/91      11,905          12,249   09/30/96      23,205          24,445
09/30/91      11,760          12,048   10/31/96      23,772          25,115
10/31/91      11,933          12,209   11/30/96      25,354          27,021
11/30/91      11,518          11,716   12/31/96      24,918          26,492
12/31/91      12,596          13,055   01/31/97      26,201          28,137
01/31/92      12,375          12,812   02/28/97      26,344          28,365
02/29/92      12,522          12,976   03/31/97      25,318          27,185
03/31/92      12,311          12,722   04/30/97      26,545          28,808
04/30/92      12,702          13,092   05/31/97      27,985          30,577
05/31/92      12,827          13,163   06/30/97      29,088          31,940
06/30/92      12,732          12,972   07/31/97      31,688          34,476
07/31/92      12,734          13,495   08/31/97      30,083          32,559
08/31/92      12,911          13,222   09/30/97      31,832          34,344
09/30/92      13,056          13,374   10/31/97      30,635          33,197
10/31/92      13,033          13,422   11/30/97      31,787          34,734
11/30/92      13,541          13,875   12/31/97      32,341          35,331
12/31/92      13,717          14,056   01/31/98      32,690          35,723
01/31/93      13,858          14,159   02/28/98      35,358          38,299
02/28/93      14,052          14,350   03/31/98      37,336          40,260
03/31/93      14,487          14,659   04/30/98      37,439          40,666
04/30/93      14,101          14,299   05/31/98      37,030          39,967
05/31/93      14,467          14,686   06/30/98      38,602          41,590
06/30/93      14,609          14,734   07/31/98      38,151          41,149
07/31/93      14,530          14,665   08/31/98      32,294          35,199
08/31/93      15,115          15,223   09/30/98      33,951          37,455
09/30/93      15,142          15,111   10/31/98      36,978          40,500
10/31/93      15,400          15,418   11/30/98      39,191          42,954
11/30/93      15,263          15,273   12/31/98      42,123          45,428
12/31/93      15,545          15,460   01/31/99      43,536          47,327
01/31/94      16,007          15,978   02/28/99      42,184          45,855
02/28/94      15,541          15,547   03/31/99      43,433          47,690
03/31/94      14,939          14,871   04/30/99      45,263          49,535
04/30/94      15,199          15,064   05/31/99      43,943          48,366
05/31/94      15,257          15,310   06/30/99      46,973          51,051
06/30/94      14,980          14,931   07/31/99      45,365          49,458
07/31/94      15,385          15,426   08/31/99      44,829          49,210
08/31/94      15,957          16,053   09/30/99      43,592          47,862
09/30/94      15,486          15,667   10/31/99      46,142          50,892
10/31/94      15,733          16,025   11/30/99      46,676          51,925
11/30/94      15,211          15,437   12/31/99      47,579          54,983
12/31/94      15,459          15,663   01/31/00      47,808          52,223
01/31/95      15,777          16,070   02/29/00      48,957          51,236
02/28/95      16,400          16,693   03/31/00      45,974          56,247
03/31/95      16,763          17,187   04/30/00      44,819          54,554
04/30/95      17,252          17,688   05/31/00      49,836          53,436
05/31/95      17,826          18,386   06/30/00      48,617          54,750
06/30/95      18,232          18,818   07/31/00      47,976          53,896
07/31/95      18,814          19,445   08/31/00      48,744          57,243
08/31/95      18,936          19,498   09/30/00      48,151          54,221
09/30/95      19,757          20,314   10/31/00      51,130          53,993
10/31/95      19,628          20,243   11/30/00      48,040          49,738
11/30/95      20,456          21,134   12/31/00      34,913          49,982
12/31/95      20,748          21,525

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        3.3%               5.9%
Pfizer, Inc.                                3.0%               0.9%
Cisco Systems, Inc.                         2.4%               4.6%
Citigroup, Inc.                             2.3%               4.1%
Merck & Co., Inc.                           2.2%               1.6%
Microsoft Corp.                             2.1%               7.1%
Exxon Mobil Corp.                           2.1%               1.4%
Wal-Mart Stores, Inc.                       1.9%               1.5%
Intel Corp.                                 N/A                3.1%
Tyco International, Ltd.                    1.9%               1.5%

Average Annual Total Returns*
---------------------------------------------------------------------------
                 Growth & Income      S&P 500          MorningStar
                       Fund            Index           Peer Group+
                     --------       -----------        -----------
  1 Year              -13.10%          -9.11%             -7.52%
 3 Years                9.57           12.26              11.71
 5 Years               15.44           18.35              17.02
10 Years               15.58           16.56              16.58

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             28.1%        Energy                 5.6%
Health Care            17.9%        Consumer Cyclical      4.9%
Financial              15.4%        Utility                4.5%
Capital Equipment      13.6%        Consumer Staple        1.7%
Retail                  5.6%        Basic Material         1.6%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

 . "Standard & Poor's 500" is a trademark of the McGraw-Hill companies, Inc.
  and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, fold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Blend investment category.

PROPOSAL 3

--------------------------------------------------------------------------------
John Hancock V.A. 500 Index Fund
By Roger C. Hamilton, CFA, Portfolio Manager
--------------------------------------------------------------------------------

During 2000, the Standard & Poor's 500 Index posted one of its largest losses in more than a decade, declining 9.10% for the year. But the Index's losses seem worse than they really were. While technology and telecommunications stocks --two of the most influential groups within the Index -- suffered painful declines during the year, more than 249 out of 444 stocks that were in the Index at the start of 2000 actually posted gains for the year. Among the year's bright spots were groups like drugs, electric utilities, energy, insurance, food and thrifts. Possibly the most notable trend in 2000 was the shift away from high-growth tech and telecommunications companies into more defensive, value-oriented stocks. After bidding up their prices in 1998, 1999 and the first quarter of 2000, investors suddenly and dramatically soured on both tech and telecom as they became increasingly concerned that the business fundamentals of most of these companies didn't justify their sky-high valuations. That's not to say that tech and telecom stocks were the year's only disappointments. Retailers, automotive companies and basic-material producers also posted losses as concerns about a slowing economy weighed heavily on these groups.

FUND PERFORMANCE

John Hancock V.A. 500 Index Fund had a total return of -9.28% at net asset value. By comparison, the average variable annuity S&P 500 Index objective fund had a total return of -9.32%, according to Lipper, Inc. Historical performance information can be found on the next page.

In managing the Fund, our goal is to have our holdings closely track those of the S&P 500 Index, while minimizing the costs associated with buying and selling shares of stocks. Although there are frequent changes in the composition of the Index, we re-balance the Fund's holdings less frequently to minimize transaction costs. When we get additional money into the Fund that cannot immediately be deployed into Index components, we buy S&P 500 Index futures, which allow us to participate in the Index's performance without incurring the higher transaction costs of buying stocks.

Incidentally, 2000 was one of those years when there were many changes in the composition of the Index. As a result of a variety of factors, including mergers and acquisitions, financial failures or others, more than 56 new companies were added to the Index during the year.

LEADERS AND LAGGARDS

Undoubtedly, the biggest story of 2000 was the reversal of fortune of tech and telecommunications stocks. After posting eye-popping gains in 1999 and the first quarter of 2000, the tech stock mania stalled. From Internet-related companies to software makers to hardware manufacturers, investors increasingly sold tech stocks as evidence mounted that the slowing economy was eating away at profits. Losses suffered by Internet access providers Yahoo! and AOL took a big toll on the Index's performance on a capitalization weighted basis, losing more than 85% and 54%, respectively, for the year. Lucent Technologies posted a loss of nearly 81%. Shares of the beleaguered e-tailer Amazon.com slid almost 80% as investors worried that holiday sales would weaken. WorldCom and AT&T both suffered losses in excess of 65% in the wake of falling long-distance prices. Dell Computer and Intel lost 65% and 27%, respectively, due to slower-than-expected demand for personal computers. Microsoft tumbled more than 62% on worries about the antitrust suit against the company, coupled with weaker demand for its software.

But outside the tech and telecommunications sectors, nowhere was the S&P 500 Index's health more evident than in the financial and drug sectors. Finance company Washington Mutual and insurance giant American International Group posted gains of 105% and 36% in response to expectations that falling interest rates in 2001 would boost their financial results. Likewise, Fannie Mae got a lift from the prospect of falling rates, and posted a gain of more than 38%. Citigroup, up 22%, was also boosted by the prospect of lower interest rates. Within the drug sector, Pfizer and Merck each rose about 40% on investors' growing desire for defensive stocks and on expectations that the demand for established drugs will remain steady. Higher oil prices lifted energy stocks, particularly Enron, which rose more than 87% during the year. Rounding out the Index's top 10 biggest contributors for 2000 were two consumer products companies nearly left for dead in 1999. Philip Morris surged more than 91% and PepsiCo gained roughly 40%.

OUTLOOK
The first half of 2001 could continue to be a difficult period for the stock market. Given the slowing economy, we could see more disappointing earnings results. But after the Fed's surprise move to cut rates just days after the year ended, and with the prospect of more rate cuts in the offing, we are hopeful that it could provide the impetus for better stock-market performance in the second half of the year. No matter what the direction of the market, our goal will be to closely track the performance of the S&P 500 Index, and our performance will be dictated by the Index. The past year has served as a useful reminder that S&P 500 Index funds are susceptible to market downturns, and, as a result, the Fund's share price will rise and fall in response to gains or losses posted by the underlying stocks in the Index.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
For the period ended December 31, 2000

                                                  SINCE
                                     ONE        INCEPTION
                                     YEAR       (8/29/96)
---------------------------------------------------------
Cumulative Total Returns            (9.28%)      103.25%
Average Annual Total Returns(1)     (9.28%)       17.75%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25% (excluding management fee) and the management fee to 0.l0% of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (9.86%) and 17.20%, respectively.



TOP FIVE
STOCK HOLDINGS

1. General Electric  4.1%
2. ExxonMobil  2.5%
3. Pfizer   2.4%
4. Cisco Systems  2.2%
5. Citigroup  2.1%

As a percentage of net assets on December 31, 2000

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. 500 Index Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

[GRAPHIC]

                        John Hancock
                    V.A. 500 Index Fund
                    8/29/96 -- 12/31/00

John Hancock V.A. 500 Index Fund                    $20,326
Standard & Poor's 500 Index                         $22,043

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATE STREET GLOBAL ADVISORS                                     Management Team
--------------------------------------------------------------------------------

   The year 2000 provided the first negative return of the S&P 500 since 1990. This is only the second calendar year since 1980 to finish in the red. For the year, the S&P 500 was down 9.09%. Technology stocks grabbed most of the headlines during the year. The Nasdaq Composite Index fell more than 50% from its high on March 10, and finished the year down approximately 40%.
   The news was not all bad, as Financials, Health Care and Utilities all posted strong returns. In fact, the S&P 500 ex-Technology posted a gain for 2000. The smaller stocks in the Index performed much better than the giants in 2000. The top quartile of names lost about 15% in 2000, while the other 4 quartiles all posted gains ranging from 9.6% to 17.3%*. Value stocks outperformed their growth counterparts by over 28% during the year.
   The Equity Index Fund return was -9.15% for the year. The Index return was -9.09% for the year. Fees cost the Fund -0.17% during the year. Removing these from the calculation shows the Fund slightly outperformed its goal for the year.
   The Equity Index Fund attempts to track the performance of The S&P 500 Index by fully replicating the index. The Fund attempts to match the index holdings and weights for each security in order to provide returns close to the index return.


                                  [GRAPH]

                         Equity Index      S&P 500.
                             Fund           Index

         5/1/96            $10,000         $10,000
        5/31/96             10,210          10,258
        6/28/96             10,231          10,300
        7/31/96              9,825           9,842
        8/30/96              9,971          10,050
        9/30/96             10,509          10,615
       10/31/96             10,787          10,906
       11/29/96             11,561          11,734
       12/31/96             11,423          11,504
        1/31/97             12,133          12,218
        2/28/97             12,221          12,317
        3/31/97             11,736          11,805
        4/30/97             12,409          12,510
        5/30/97             13,119          13,278
        6/30/97             13,727          13,870
        7/31/97             14,821          14,971
        8/29/97             13,993          14,139
        9/30/97             14,756          14,913
       10/31/97             14,267          14,415
       11/28/97             14,887          15,083
       12/31/97             15,169          15,342
         1/1/98             15,336          15,513
        2/27/98             16,441          16,631
        3/31/98             17,280          17,482
        4/30/98             17,455          17,659
        5/29/98             17,151          17,355
        6/30/98             17,850          18,060
        7/31/98             17,664          17,868
        8/31/98             15,096          15,285
        9/30/98             16,067          16,264
       10/30/98             17,369          17,587
       11/30/98             18,419          18,653
       12/31/98             19,484          19,727
        1/29/99             20,296          20,551
        2/26/99             19,669          19,912
        3/31/99             20,464          20,709
        4/30/99             21,252          21,510
        5/28/99             20,743          21,003
        6/30/99             21,904          22,168
        7/31/99             21,220          21,477
        8/31/99             21,115          21,369
        9/30/99             20,541          20,784
       10/31/99             21,833          22,099
       11/30/99             22,274          22,548
       12/31/99             23,592          23,876
        1/31/00             22,400          22,677
        2/29/00             21,978          22,249
        3/31/00             24,120          24,425
        4/30/00             23,394          23,690
        5/31/00             22,910          23,204
        6/30/00             23,475          23,775
        7/31/00             23,108          23,404
        8/31/00             24,546          24,857
        9/30/00             23,245          23,545
       10/31/00             23,146          23,446
       11/30/00             21,326          21,598
       12/31/00             21,433          21,704


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        2.5%               3.6%
Exxon Mobil Corp.                           2.4%               2.0%
Pfizer, Inc.                                2.2%               0.9%
Cisco Systems, Inc.                         2.0%               2.5%
Citigroup, Inc.                             2.0%               1.3%
Wal-Mart Stores, Inc.                       2.0%               2.2%
Microsoft Corp.                             1.8%               4.3%
American International Group, Inc.          1.7%               1.2%
Merck & Co., Inc.                           N/A                1.1%
Intel Corp.                                 1.4%               2.0%

Average Annual Total Returns*
---------------------------------------------------------------------------
                      Equity Index         S&P 500.         MorningStar
                         Fund(1)            Index           Peer Group+
                      -------------      -----------        -----------
1 Year                     -9.15%           -9.11%             -7.52%
3 Years                    12.21            12.26              11.71
Since Inception (5/1/96)   17.74            18.06               N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             23.7%        Consumer Staple        6.5%
Financial              16.9%        Retail                 6.3%
Health Care            13.5%        Utility                6.2%
Capital Equipment      10.2%        Consumer Cyclical      5.5%
Energy                  6.8%        Basic Material         2.4%

(1) Returns reflect waiver of advisory fee, reimbursement of all non-advisory fund expenses, and extra-ordinary capital contributions of $84,000 in 1996 and $250,000 in 1997.

  * Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

  . "Standard & Poor's 500" is a trademark of The McGraw-Hill Companies, Inc.
    and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

  + Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all the variable annuity and life sub-accounts within the Morningstar variable universe having a Large Blend investment category.

  * Source: Prudential Securities.

PROPOSAL 4

--------------------------------------------------------------------------------
John Hancock V.A. International Fund
--------------------------------------------------------------------------------

On December 14, 2000, Nicholas-Applegate Capital Management assumed management responsibility for the Fund under a new subadvisory agreement that shareholders will be asked to formally approve in an upcoming proxy solicitation. Founded in 1984, Nicholas-Applegate is a recognized leader in U.S. equity, global and international equity management and currently manages more that $35 billion for institutional and individual investors.

The discussion below provides a summary of the Fund's performance for the year, followed by commentary from the new managers on their investment style and strategies going forward.

The year 2000 was a difficult one for foreign stock markets as a group, led by a significant downturn in Japan, where economic problems prevailed, its currency fell and its main market index -- the Nikkei -- suffered from a reshuffling that upped the technology weighting. The year began on the same high that closed out 1999, as the "TMT" sectors -- technology, media and telecommunications -- were soaring. But the tide turned in March, when TMT stocks worldwide began a dramatic plunge as fears grew that many of these stocks were far too expensive in the face of a potential slowdown in the global economy and earnings growth. In a major reversal of fortunes, the more cyclical, attractively valued old-economy stocks began to make a comeback.

A number of factors continued to keep overseas markets volatile -- and their results contained -- through the year's end. These included rising oil prices, rising interest rates -- first in the United States and then in Europe and elsewhere -- a slowdown in the U.S. economy later in the year and the growing downturn in the U.S. stock market. What's more, declines in many of emerging Asia's currencies and the continuing drop in the value of the euro hurt U.S.-based investors. Overall, overseas markets, as measured by the Fund's benchmark, the MSCI All Country World Free Ex-U.S. Index, lost ground, returning -16.34% for the year ended December 31, 2000.

FUND PERFORMANCE
For the year ended December 31, 2000, John Hancock V.A. International Fund posted a total return of -25.17% at net asset value, compared with the -14.72% return of the average variable annuity international fund, according to Lipper, Inc. Historical performance information can be found on the next page.

The Fund's relative underperformance came mainly from its timing in the volatile TMT sectors. Although overweight versus the MSCI index, the Fund had a lighter weighting than its peers when the tech group skyrocketed early in the year. After boosting the TMT stake, the Fund was hit by having an overweighted position -- particularly in Japan and Europe -- as the stocks came back down to earth in the tumultuous months of March and April. Some of the Fund's biggest detractors came from the tech and telecom sectors, including Japanese companies Sony, Hikari Tsushin and NTT DoCoMo Communications. The Fund was also hurt by its large stake in European telecom giant Vodafone, which was pounded after its announced plan to acquire Mannesman, although Mannesman's stock rose on the news and was one of the Fund's best performers. Nortel Networks and British Telecom were two telecom companies that plunged following profit warnings.

NEW MANAGEMENT: STRATEGIES AND CHANGES
By Randall Kahn, CFA, and Loretta Morris for the Portfolio Management Team
On December 14, 2000, Nicholas-Applegate Capital Management assumed management of the Fund. The cornerstone of our investment philosophy rests on identifying investment opportunities that have three core attributes. We look for companies that are poised to benefit from positive change -- such as innovation, new leadership or higher-than-expected earnings; that are in a position to sustain this positive change over time; and that are beginning to be recognized by the market through rising stock prices. When all three criteria are met, we seek to invest in a timely fashion to maximize gains.

We are first and foremost bottom-up stock pickers, focusing on selecting individual stocks with superior earnings potential. But we also have a strict process in place to regularly assess political, economic, monetary and technology factors in each country. This active approach to country allocation guides our decisions on whether to overweight or underweight specific countries in the portfolio.

Upon assuming management of the Fund on December 14, 2000, we began to gradually transition the portfolio to be consistent with our investment approach. We moved to pare the number of holdings in order to maintain larger positions in fewer names and to make the Fund less country and sector neutral. We also further reduced the Fund's exposure to the volatile technology sector. Our bottom-up process guided us to begin cutting the Fund's stake in Japan -- particularly in the construction and banking sectors -- as we foresee little growth in that country in the coming months. The shift out of Japan will continue in the new year. In its place, we have identified more attractive opportunities in the United Kingdom and have begun to shift some assets there. Due to year-end liquidity issues, these moves are being made with deliberate slowness.

A LOOK AHEAD
Many of the uncertainties haunting the world's markets in 2000 may linger in 2001. Technology stocks may remain under pressure in the coming quarters, as valuations for many technology leaders remain high. In addition, although global central banks seem to be done hiking interest rates, the lagged effects of their tightenings will continue to slow world activity well into 2001, according to International Strategy and Investment. Going forward, we are focusing on companies that are posting strong earnings, and we will take a more defensive stance by investing in the food, pharmaceutical, utilities, financials and energy/oil service sectors.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
For the period ended December 31, 2000
                                                 SINCE
                                   ONE         INCEPTION
                                   YEAR        (8/29/96)
--------------------------------------------------------
Cumulative Total Returns           (25.17%)      28.90%
Average Annual Total Returns(1)    (25.17%)       6.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25% (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (27.26%) and 4.40%, respectively.


PORTFOLIO DIVERSIFICATION

[GRAPHIC]

Short-Term Investments & Other 28%
Pacific Rim ex-Japan 8%
Japan 21%
Canada 5%
Continental Europe 26%
U.K. & Ireland 11%
Latin America 1%

As a percentage of net assets on December 31, 2000

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. International Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) All Country World Free Ex-U.S. Index, which measures the performance of a broad range of developed and emerging stock markets. The index represents securities that are freely traded on a variety of equity exchanges around the world. It is not possible to invest in an index.

[GRAPHIC]

          John Hancock V.A. International Fund
                   8/29/96 -- 12/31/00

John Hancock V.A. International Fund           $12,889
MSCI All Country World Free Ex-U.S. Index      $13,601

                                                      Inception: August 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
GOLDMAN SACHS ASSET MANAGEMENT                               Maeda/Noble/Orchard
--------------------------------------------------------------------------------

   During the one-year reporting period the International Equity Fund generated a total cumulative return of -14.37% at net asset value versus the -13.96% total cumulative return of the Fund's benchmark, the MSCI EAFE Index. As these returns indicate, it has been an extremely challenging period in the financial markets. During the period we strategically moved to reduce the size of our sector positions (overweight or underweight) in response to high market volatility and intra-market rotation. We have focused instead on our key strength, bottom-up stock selection.
   Very few equity markets posted positive returns during the year. From a country standpoint the Fund's strongest absolute returns came from Sweden and Switzerland, while our stocks originating from Japan and The Netherlands generated weak performance. On a sector basis, our Consumer Staples and Utilities stocks enhanced returns, while our Telecom Services, Information Technology and Industrial stocks produced poor results. In terms of individual stocks, Epcos (0.0% of the total Fund at 12/31/00), Reuters Group (0.6%) and Unilever (1.6%) were examples of stocks that enhanced performance. Conversely, Advantest (0.2%), Rohm Co. (0.6%), TDK Corp. (0.0%) and United Pan-Europe Communications (0.3%) all produced disappointing results.


                               [GRAPH]

                     International        MSCI EAFE
                      Equity Fund           Index

        8/31/99        $10,000             $10,000
        9/30/99          9,936              10,103
       10/31/99         10,308              10,484
       11/30/99         11,104              10,851
       12/31/99         12,149              11,826
        1/31/00         11,524              11,077
        2/29/00         12,106              11,377
        3/31/00         12,440              11,820
        4/30/00         11,838              11,201
        5/31/00         11,567              10,930
        6/30/00         11,852              11,359
        7/31/00         11,411              10,886
        8/31/00         11,366              10,983
        9/30/00         10,814              10,450
       10/31/00         10,580              10,205
       11/30/00         10,129               9,825
       12/31/00         10,403              10,177

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Vodafone AirTouch plc                           2.5%            1.4%
GlaxoSmithKline plc                             2.1%            N/A
Nokia Oyj                                       2.0%            2.5%
Nestle SA                                       1.9%            0.6%
Royal Dutch Petroleum Co.                       1.7%            N/A
ING Groep NV                                    1.7%            0.8%
BP Amoco plc                                    1.6%            1.1%
Unilever plc                                    1.5%            0.4%
Telefonaktiebolaget LM Ericsson AB              N/A             N/A
Roche Holding AG                                1.4%            0.9%

Average Annual Total Returns*
---------------------------------------------------------------------------
                         International     MSCI EAFE       MorningStar
                          Equity Fund        Index         Peer Group+
                         -------------    ------------     -----------
1 Year                      -14.37%          -13.95%         -15.51%
Since inception (8/31/99)     3.01             1.32            N/A

Top Ten Countries (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
United Kingdom            20.0%            Sweden                4.7%
France                    10.1%            Italy                 2.7%
Netherlands                7.3%            Finland               2.6%
Switzerland                6.6%            Australia             2.4%
Germany                    6.0%            Spain                 2.3%

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Foreign Stock with Large Cap investment category.

PROPOSAL 5
--------------------------------------------------------------------------------
John Hancock V.A. Mid Cap Growth Fund
By Barbara C. Friedman, CFA, Portfolio Management Team Leader
--------------------------------------------------------------------------------

Mid-cap growth stocks held up well in the volatile first half of 2000, but eventually faltered amid a sharp slowdown in economic growth. Early in the year, mid-cap stocks, with their strong earnings and more reasonable valuations, remained in favor. In March, however, investors abandoned technology stocks, concerned that they had reached unsustainably high prices in light of rising interest rates and a potential deceleration in the economy. Growth stocks of all sizes suffered, while safer haven sectors like finance, health care, energy and utilities took off. By the fourth quarter, there was evidence of much slower economic growth. Weaker consumer and corporate spending hurt sales in many sectors. Stock prices fell, with the Russell Midcap Growth Index returning -11.75% for 2000.

STRATEGY AND PERFORMANCE REVIEW
In this difficult environment, John Hancock V.A. Mid Cap Growth Fund maintained its long-term focus on mid-size companies with strong earnings growth prospects and market capitalizations in the range of the Russell Midcap Growth Index . The Fund's above-average stake in both technology and telecommunications stocks, along with weak performance among radio stocks, resulted in a -11.73% return at net asset value for the year ended December 31, 2000. By comparison, the average variable annuity mid-cap fund, which includes funds that invest in both mid-cap growth and value stocks, returned 5.21%, according to Lipper, Inc. Historical performance information appears on the next page.

TELECOM AND RADIO DISAPPOINTMENTS
The Fund maintained a high stake in competitive local exchange carriers (CLECs) such as Global Crossing, McLeodUSA, XO Communications (formerly NEXTLINK) and Allegiance Telecom. Concerns that some CLECs would be unable to obtain funding to build out their systems hurt the entire sector, sending stock prices down 50% or more for the year. We held on to CLECs that were fully funded through 2001 and, in many cases, beyond. In addition, most of our companies ended the year in better shape fundamentally than a year earlier, having added new customers and access lines faster than anticipated. Radio stocks also declined significantly last year, as investors anticipated a huge slowdown in advertising spending in 2001. We sold smaller, specialized names like Radio One last summer. But during the fall, we added shares of leading broadcasters like Clear Channel Communications and Hispanic Broadcasting, believing that investors had overreacted to what should be a less precipitous drop in ad spending.

TECHNOLOGY BRIGHT SPOTS
We lightened up on technology over the summer, but kept a market weighting because we expect technology spending to continue to outpace the growth rate of the overall economy. We focused on stocks in the fast-growing areas of data storage and fiber optics. Companies like Brocade Communications Systems, which provides switches for storage systems, benefited as the Internet explosion increased data storage demands. Many top performers for the year were fiber-optics-related businesses, including Corning, a leading fiber supplier, which we sold mid-year; E-Tek Dynamics, an equipment manufacturer, which was bought out; and Applied Micro Circuits, which sells integrated circuits. Comverse Technology also did quite well as demand grew for the profitable, value-added services (like voice mail) that it provides to telephone companies. Unfortunately, we had our share of technology disappointments, including Lexmark International, which makes printers. As PC demand failed to pick up this fall, the stock got hammered, causing us to sell.

STRENGTH IN FINANCE AND HEALTH CARE
We used the proceeds from our technology sales to add to our finance and health-care investments. Finance stocks climbed largely in anticipation of declining interest rates. Concord EFS, a company that specializes in electronic transaction processing for credit cards, also soared as demand for its services increased. USA Education (formerly Sallie Mae), which makes student loans, benefited from a favorable competitive environment and a recent acquisition. Other strong performers included Ambac Financial Group, a municipal bond insurer that is expanding internationally, and Golden West Financial, a California savings and loan with a sizable mortgage business. In the health-care area, Waters Corp. and Applera Corp.-Applied Biosystems Group posted strong gains as demand increased for the analytical equipment they supply to biotech companies. We added health-care service names like Community Health Systems, a well-managed chain of rural hospitals that took off after going public this summer. Allergan, a drug company that specializes in eye diseases, also boosted performance as investors looked for safer-haven investments.

OUTLOOK FOR 2001
As we start 2001, we believe the environment will be one of uncertainty, continued volatility and more modest gains. We expect more companies to announce earnings disappointments related to the rapid deceleration in economic growth. But economic growth, though low, should remain positive, as business in many sectors remains strong. Inflation should also remain under control. The fact that the Federal Reserve acted quickly after year end to cut interest rates bodes well for the economy -- and for the market. Going forward, we expect a variety of sectors to participate in any market upturn, although there will also be more distinct winners and losers within each sector. For this reason, we have distributed the Fund's assets across a wider array of sectors with a focus on the strongest mid-cap stocks in each sector -- names that should be among the first to rebound in an economic recovery.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
For the period ended December 31, 2000
                                                  SINCE
                                     ONE        INCEPTION
                                     YEAR        (1/7/98)
---------------------------------------------------------
Cumulative Total Returns           (11.73%)      52.13%
Average Annual Total Returns(1)    (11.73%)      15.12%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25% (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (11.83%) and 13.55%, respectively.


TOP FIVE
STOCK HOLDINGS

1. Waters Corp.  2.3%
2. Millennium Pharmaceuticals  1.9%
3. Aeroflex  1.8%
4. AFLAC, Inc.  1.8%
5. McLeodUSA  1.8%

As a percentage of net assets on December 31, 2000


WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Mid Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Index and the Russell Midcap Growth Index. The Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. The Russell Midcap Growth Index is an unmanaged index that contains those securities from the Russell Midcap Index with a greater-than-average growth orientation. It is not possible to invest in an index.

[GRAPHIC]

          John Hancock V.A. Mid Cap Growth Fund
                   1/7/98 -- 12/31/00

John Hancock V.A. Mid Cap Growth Fund               $15,213
Standard & Poor's 500 Index                         $14,148
Russell Midcap Growth Index                         $15,737

                                                      Inception: August 31, 1999
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND (FORMERLY FUNDAMENTAL MID CAP GROWTH FUND)
PUTNAM INVESTMENTS                                             Eric M. Wetlaufer
--------------------------------------------------------------------------------
Effective August 1, 2000 Putnam Investments assumed management of the Fund.
   The Fund returned -20.91% for the fourth quarter, outpacing the Russell Mid Cap Growth Index return of -23.25%. Outperformance in this hostile environment for growth investing was largely due to adept stock selection, particularly in the battered technology sector. Selection in health care contributed early in the period but detracted in the fourth quarter largely due to weakness in biotechnology. Energy, utilities, and financial holdings benefited performance throughout the period. Communications services holdings hurt results.
   The U.S. equity market remains extremely volatile as we begin the new year. We anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. In the light of signs that the economy is slowing significantly, we expect several interest-rate cuts over the first half of 2001.
   High energy prices will continue to act as a tax on the economy, reducing consumers' disposable income and adding pressure to corporate profit margins. A forecasted colder-than-average winter will exacerbate the effect of higher oil and natural gas prices on local economies and on consumer spending.
   We expect growing unemployment and business failures--especially in the dot-com universe. As a result, consumer confidence will continue to erode, creating a difficult environment for retailers.
   We have concentrated the Fund on growth companies with a proven track record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Within the financial sector we will emphasize the regional banks and credit-cards issuers that should benefit from Fed rate cuts. While underweighting technology as a whole--particularly semiconductors and components--we will overweight software and communications and equipment. Within the underweight sector of consumer staples, we will emphasize broadcasting and restaurants, while underweighting foods.


                                    [GRAPH]

                             Fundamental      Russell Mid Cap
                             Growth Fund       Growth Index

        8/31/99               $10,000            $10,000
        9/30/99                10,000              9,915
       10/31/99                10,836             10,681
       11/30/99                12,529             11,788
       12/31/99                15,457             13,829
        1/31/00                15,972             13,826
        2/29/00                22,030             16,732
        3/31/00                18,801             16,749
        4/30/00                16,532             15,122
        5/31/00                14,461             14,020
        6/30/00                18,224             15,507
        7/31/00                17,402             14,526
        8/31/00                18,979             16,716
        9/30/00                18,950             15,899
       10/31/00                17,465             14,811
       11/30/00                13,822             11,593
       12/31/00                14,989             12,204

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Allergan, Inc.                              2.6%               N/A
Brocade Communications Systems, Inc.        2.4%               0.2%
Palm, Inc.                                  2.2%               N/A
Applera Corporation -                       2.2%               N/A
Applied Biosystems Group
Medimmune, Inc.                             1.9%               0.4%
Rational Software Corp.                     1.9%               0.2%
PerkinElmer, Inc.                           1.8%               N/A
Immunex Corp.                               1.8%               N/A
Transocean Sedco Forex, Inc.                N/A                N/A
Symbol Technologies, Inc.                   1.7%               N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                             Fundamental Russell Mid Cap MorningStar Growth Fund Growth Index Peer Group+
                           ---------------  ---------------     -----------
1 Year                          -3.03%         -11.75              -7.87
Since Inception (8/31/99)       35.44           16.11               N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             37.5%        Retail                 4.5%
Health Care            25.3%        Utility                3.3%
Energy                  9.9%        Consumer Cyclical      2.8%
Financial               7.5%        Consumer Staple        1.9%
Capital Equipment       6.0%        Transportation         1.4%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Mid Cap Growth investment category.

PROPOSAL 6

--------------------------------------------------------------------------------
John Hancock V.A. Small Cap Growth Fund
By Bernice S. Behar, CFA, Portfolio Management Team Leader, and
Anurag Pandit, CFA, Portfolio Manager
--------------------------------------------------------------------------------

After a very strong 1999, small-cap growth stocks sank under the weight of falling technology and telecommunications stocks in 2000. Rising interest rates and growing earnings concerns in the face of a slowing economy caused investors to flee these high-priced sectors that had held their undivided attention until mid March. This reversal sent the tech-heavy NASDAQ Composite Index down 39.29% for the year, as investors became more focused on less expensive and more defensive segments of the market like health care, financial and energy stocks. Value stocks replaced growth stocks as the place to be. The result was a huge gap in performance between two of the major indexes that track small-cap stocks, with the Russell 2000 Value Index gaining 22.83% and the Russell 2000 Growth Index losing 22.43% for the year ended December 31, 2000.

FUND PERFORMANCE
John Hancock V.A. Small Cap Growth Fund performed in line with its benchmark Russell 2000 Growth Index, posting a total return of -22.33% at net asset value for the year ended December 31, 2000. That compared with the 0.24% return of the average variable annuity small-cap fund, according to Lipper, Inc. Our relative underperformance stems from the fact that this Lipper group includes funds that were able to invest in more value-oriented stocks. Furthermore, while we were underweight in technology versus our benchmark index, we remained overweighted versus the peer group. We also suspect that some of our peers held on to more of the stocks that recently graduated from small-cap to mid-cap status on their strong performance, since mid-cap companies produced some of the best relative earnings growth. In contrast, we typically sell companies once they grow too big for our small-cap focus.

INDIVIDUAL TECH STANDOUTS
Despite the tech and telecom group's difficult run this year, good individual stock picking provided us with some stand-outs, including Internet software company Interwoven and telecommunications equipment companies Virata and Powerwave. While these helped us to outperform the index in the technology category, the group's results were still negative and held us back, especially in the Internet area. Some big detractors were Mediaplex and Broadbase Software, both of which help companies develop their Web sites and target their advertising; they were hurt as the Internet advertising model started to come into question. At appropriate times we sold some of these stocks.

GOING DEFENSIVE: HEALTH CARE, FINANCIALS, ENERGY
As questions arose over the year about the strength of user demand across all technology and telecom subsectors, we pared our stakes and put the proceeds into more defensive areas where we felt the relative earnings growth potential appeared more certain for the foreseeable future. These included health care, financials and energy.

A large piece of our health-care stake was in biotechnology companies, where a string of good news -- from the completion of the Human Genome Project, to a flood of new products, increased spending and a favorable capital markets environment -- bodes well for the group. Although biotech stocks have a tendency to be volatile, many of our biotech companies served us well on balance for the year, including CV Therapeutics, COR Therapeutics, NPS Pharmaceuticals and Alkermes. In fact, by the end of the year, we took some profits in our biotech stake not only to lock in gains, but also to position the Fund more defensively and reduce our risk level.

In addition to biotech, we built our weighting across a number of health-care industries, including medical device companies such as Wilson Greatbatch Technologies and distributors such as AmeriSource Health and Bindley Western Industries, which received a takeover proposal from one of the largest health-care distributors. We also upped our stake in rural hospital companies LifePoint Hospitals and Province Healthcare. Their results have improved, and their stock prices too, through a combination of aggressive management of the hospitals they run and positive pricing trends.

We brought our weighting in financial stocks up to our benchmark's level by buying several regional banks with strong growth rates, such as Texas banks Southwest Bancorp and Sterling Bancshares. We also added several specialty property and casualty companies like HCC Insurance and title insurance company Fidelity National, all of which we believe will benefit from a lower interest-rate environment.

With rising oil prices and a pickup in exploration, we added to energy companies like Lone Star Technologies, Pride International and Newfield Exploration. Companies serving the natural gas industry, like Universal Compression, did especially well.

A LOOK AHEAD
In the short term, we expect small-cap stocks to remain volatile while the economy continues to slow and companies adjust their earnings downward. We're more optimistic about later in the year, however, as small-cap growth stock valuation levels are more attractive now and companies will have a better chance of beating lowered expectations. This is especially true in the wake of the Fed's surprise cut in short-term interest rates just days after the year ended to prevent the economy from stalling. Even with a slowing economy, we remain confident in our ability to find good small companies with accelerating and sustainable earnings growth, dominant positions and strong management. We believe we will be rewarded for holding such companies over the long term.

See the prospectus for a discussion of the risks of investing in small-cap stocks.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
For the period ended December 31, 2000
                                                  SINCE
                                     ONE        INCEPTION
                                     YEAR       (8/29/96)
---------------------------------------------------------
Cumulative Total Returns           (22.33%)      57.38%
Average Annual Total Returns(1)    (22.33%)      11.02%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25% (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (22.43)% and 10.03%, respectively.



TOP FIVE
STOCK HOLDINGS

1. Newfield Exploration  1.5%
2. Corporate Executive Board  1.5%
3. Bindley Western Industries  1.4%
4. AmeriSource Health Corp.  1.4%
5. LifePoint Hospitals  1.3%

As a percentage of net assets on December 31, 2000

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Small Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged small-cap index that is comprised of 2,000 U.S. stocks. The Russell 2000 Growth Index is an unmanaged index that contains Russell 2000 Index stocks with a greater-than-average growth orientation. It is not possible to invest in an index.

[GRAPHIC]

       John Hancock V.A. Small Cap Growth Fund
                 8/29/96 -- 12/31/00

John Hancock V.A. Small Cap Growth Fund        $15,738
Russell 2000 Index                             $16,219
Russell 2000 Growth Index                      $14,370

                                                          Inception: May 1, 1996
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
JOHN HANCOCK ADVISERS, INC.                                        Bernice Behar
--------------------------------------------------------------------------------

   The fourth quarter brought yet another challenging environment for equity investors. A steady stream of pessimistic news fueled the volatility. Many companies, across a broad spectrum of industries, reported lower than expected earnings or reduced future growth rates. This led investors to more value-oriented sectors such as utilities, energy, financial services and certain health care groups. The trend caused a wide divergence between growth and value--a trend most pronounced in the small caps. The Fund was hurt by this market environment and underperformed the benchmark declining (21.43)% versus (20.2%) for the Russell 2000 Growth Index.
   Our healthcare holdings produced mixed results. After many months of impressive performance, biotechnology stocks stalled in October. Our sizeable allocation hurt performance as they underperformed through quarter end. Fortunately, we purchased many biotechnology names in early 2000 at prices well below current levels. Recently, their Fundamental outlook has weakened. As a result, we expect to lock-in current profits. We also owned several strong performing health care services companies. These stocks benefited from increased government reimbursement due to the Balanced Budget Refinement Act. The more reasonable reimbursement levels improved profit margins and revenue growth. In addition, patient volumes have increased as HMOs eased restrictions on admissions. We remain positive on the longer-term position for these stocks and expect maintain a focus to this group.
   Technology stocks were among the weakest performers in the benchmark declining over 36%. Lofty valuations coupled with a barrage of bad news caused the dramatic sell-off. We were underweight which helped relative performance versus our benchmark. Despite our reduced exposure, the sector's dismal results adversely impacted absolute performance. We expect negative news to continue through early 2001 extending the period of volatility. Accordingly, we will continue to underweight this sector.

                                   [GRAPH]

                         Russell 2000                   Small Cap
                         Growth Index                  Growth Fund

         5/1/96            $10,000                       $10,000
        5/31/96             10,513                        10,599
        6/28/96              9,830                        10,294
        7/31/96              8,629                         9,480
        8/30/96              9,268                        10,298
        9/30/96              9,745                        11,151
       10/31/96              9,325                        10,170
       11/29/96              9,585                         9,976
       12/31/96              9,771                         9,950
        1/31/97             10,016                        10,302
        2/28/97              9,411                         9,638
        3/31/97              8,746                         8,962
        4/30/97              8,645                         8,763
        5/30/97              9,944                         9,781
        6/30/97             10,281                        10,514
        7/31/97             10,808                        11,205
        8/29/97             11,132                        11,571
        9/30/97             12,020                        12,817
       10/31/97             11,298                        11,834
       11/28/97             11,029                        11,387
       12/31/97             11,036                        11,370
         1/1/98             10,889                        11,170
        2/27/98             11,850                        12,062
        3/31/98             12,348                        12,788
        4/30/98             12,423                        12,730
        5/29/98             11,521                        11,856
        6/30/98             11,639                        12,366
        7/31/98             10,667                        11,537
        8/31/98              8,205                         8,966
        9/30/98              9,037                         9,701
       10/30/98              9,509                        10,230
       11/30/98             10,247                        11,424
       12/31/98             11,174                        13,017
        1/29/99             11,677                        13,456
        2/26/99             10,609                        12,384
        3/31/99             10,986                        13,341
        4/30/99             11,956                        13,873
        5/28/99             11,975                        13,626
        6/30/99             12,606                        14,903
        7/31/99             12,217                        15,022
        8/31/99             11,760                        14,920
        9/30/99             11,987                        15,236
       10/31/99             12,294                        16,337
       11/30/99             13,593                        18,479
       12/31/99             15,988                        22,179
        1/31/00             15,840                        21,633
        2/29/00             19,526                        27,928
        3/31/00             17,474                        25,551
        4/30/00             15,709                        21,939
        5/31/00             14,333                        19,338
        6/30/00             16,184                        23,398
        7/31/00             14,797                        21,153
        8/31/00             16,354                        23,673
        9/30/00             15,541                        22,478
       10/31/00             14,279                        20,010
       11/30/00             11,686                        16,004
       12/31/00             12,401                        17,425


Top Ten Holdings (as of December 31, 2000)
-----------------------------------------------------------------------------

                                               % of           six months ago
                                           investments       % of investments

Bindley Western Industries, Inc.               1.4%                N/A
Corporate Executive Board Co.                  1.3%               0.6%
LifePoint Hospitals, Inc.                      1.3%                N/A
Province Healthcare Co.                        1.3%                N/A
AmeriSource Health Corp.                       1.3%                N/A
NewField Exploration Co.                       1.2%               0.5%
Fidelity National Financial, Inc.              1.2%                N/A
Universal Compression Holdings                 1.2%                N/A
Affiliated Managers Group, Inc.                N/A                0.4%
NPS Pharmaceuticals, Inc.                      1.2%                N/A


Average Annual Total Returns*
-----------------------------------------------------------------------------

                              Small Cap       Russell 2000      MorningStar
                             Growth Fund      Growth Index      Peer Group+
                             -----------      ------------      -----------

1 Year                         -21.43%          -22.43%           -9.18%
3 Years                         15.30             3.96            15.10
Since Inception (5/1/96)        12.63             4.72             N/A


Top Ten Sectors (as of December 31, 2000)
-----------------------------------------------------------------------------

                               % of                                   % of
                           investments                            investments

Technology                    26.5%         Energy                    7.3%
Health Care                   23.0%         Capital Equipment         5.2%
Financial                     11.7%         Transportation            1.8%
Retail                         7.7%         Utility                   0.9%
Consumer Cyclical              7.6%         Basic Material            0.8%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small Growth investment category.

PROPOSAL 7

--------------------------------------------------------------------------------
John Hancock V.A. Bond Fund
By James K. Ho, CFA, Portfolio Management Team Leader, and
Benjamin A. Matthews, Portfolio Manager
--------------------------------------------------------------------------------

The broad fixed-income market had a better time of it this year than last, although corporate bonds experienced a fair amount of volatility and uncertainty. John Hancock V.A. Bond Fund 's heavy weighting in U.S. government and agency issues was the primary driver of Fund performance, as this fixed-income segment produced the best results. Selectivity and in-depth research proved essential in the corporate area as well, particularly given the turbulence caused by the slowing economy. Overall, it was flexibility in asset allocation that enabled the Fund to post solid gains.

FUND PERFORMANCE
For the year ended December 31, 2000, John Hancock V.A. Bond Fund produced a total return of 11.89% at net asset value. This compares favorably with the 9.79% return of the average variable annuity corporate debt A-rated fund, according to Lipper, Inc. For historical performance information, please turn to the next page.

DEFENSIVE APPROACH DEFINES PORTFOLIO COMPOSITION
Early in the year, we began to build in some more defensive characteristics into the Fund's portfolio and further enhanced that approach as the period progressed. Calendar 2000 was the year in which the Treasury market was king. The run on Treasury securities, particularly longer-term issues, began in February and continued unabated through period's end. The U.S. government's budget surplus prompted the Treasury to propose a buyback of millions of dollars worth of bonds in coming years, jumpstarting a dramatic rally in its long-term bonds. The Federal Reserve Board continued to raise interest rates through mid-May, further strengthening the rally as investors looked past the rate hikes to their intended effect -- a slowdown in the economy. Stock market volatility simply stoked the fire as investors rushed to the relatively safe haven of U.S. government securities.

Our strategy in the Treasury arena was at first to cluster assets at both the long-end and short-end of the Treasury yield curve, reflecting our belief that the yield curve would flatten. (The yield curve is a plotting of yields across the maturity spectrum.) By early summer, with the curve having flattened, we not only increased the Fund's exposure to Treasury securities but moved some assets into intermediate-term issues so that by period's end we had a laddered approach in place. We also bolstered the Fund's weighting in mortgage-backed and agency securities. All performed extremely well.

UPGRADED CREDIT QUALITY
Credit quality concerns played a big role in investor sentiment this past year. As the economy showed concrete signs of not only slowing, but perhaps slowing too much, investors became increasingly skittish about the creditworthiness of corporate issuers. This fear, combined with the strength of the Treasury market, caused credit yield spreads to widen dramatically. As you may know, credit spreads represent the difference in yield between bonds of different credit quality. The more credit sensitive an issue was, the greater the downward pressure. Over the period, we focused our attention on higher-quality issues within both the investment-grade and high-yield arenas. One such holding is General Electric Capital Corp. For the most part, we held smaller positions in the longer-maturity securities represented in the Fund, though at times we swapped into the shorter-term debt of corporate issuers that we already owned.

DECREASED HIGH-YIELD EXPOSURE
The high-yield sector suffered the most. Any corporate issuer that had even a hint of difficulty in meeting earnings projections witnessed the floor dropping out from under its bond prices. Defaults increased substantially. We trimmed the portfolio's exposure to high-yield debt by selling among other bonds those issued by telecommunication companies. These included Global Crossing, NEXTLINK Communications and Focal Communications.

TROUBLED NAMES SOLD EARLY
Thorough research and daily monitoring of securities proved vital to performance as the economy weakened. We were able to move out of several troubled names before the brunt of negative sentiment and price declines were realized. Holdings we sold included Dillard's Inc., Conseco, FINOVA Capital Group and two beaten down California utility companies -- Pacific Gas & Electric and Southern California Edison.

UTILITIES, DEFENSE, HEALTH CARE, ENERGY EMPHASIZED
We focused more on industries that tend to be relatively stable and insulated from an economic slowdown. These include utility, defense, health care, and energy-related issues, such as Verizon, Keyspan, CalEnergy, NRG, Lockheed Martin, Raytheon, Tenet Healthcare, Hospital Corporation of America, Amerada Hess and Apache. We also maintained sizable positions in high-demand media names such as Continental Cablevision.

OUTLOOK
Shortly after the close of 2000, the Fed cut short-term interest rates by one-half a percentage point. Bond prices rose and corporate spreads narrowed. While nothing is guaranteed, the outlook for corporate bonds appears much improved. Investors seem to be now anticipating the possibility of economic strengthening and greater corporate profitability down the road. Though we are encouraged, we will watch the economy closely to determine whether or not too much weakness has already set in. We shall move ahead with cautious optimism and consider opportunities to add selectively to high-yield and cyclical issues. Our duration, or interest rate sensitivity, remains relatively neutral, though we have begun to shorten it slightly, believing that yields in the government sector don't have much room to fall further.

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
For the period ended December 31, 2000
                                                SINCE
                                       ONE     INCEPTION
                                       YEAR    (8/29/96)
--------------------------------------------------------
Cumulative Total Returns              11.89%    38.98%
Average Annual Total Returns(1)       11.89%     7.88%

YIELD
For the period ended December 31, 2000
                                              SEC 30-DAY
                                                 YIELD
--------------------------------------------------------
John Hancock V.A. Bond Fund(1)                   5.84%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

(1) The Adviser has agreed to limit the Fund's expenses to 0.25% (excluding management fee) of the Fund's daily average net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been 11.72% and 6.95%, respectively, and the yield would have been 5.63%.


TOP FIVE SECTORS

1. U.S. Government  37%
2. U.S. Agencies  24%
3. Mortgage Banking  6%
4. Utilities  6%
5. Finance  4%

As a percentage of net assets on December 31, 2000

WHAT HAPPENED TO
A $10,000 INVESTMENT . . .

The chart below shows how much a $10,000 investment in the John Hancock V.A. Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index -- an unmanaged index that mirrors the investment objectives and characteristics of the Fund. It is not possible to invest in an index.

[GRAPHIC]

                John Hancock V.A. Bond Fund
                    8/29/96 -- 12/31/00

John Hancock V.A. Bond Fund                         $13,897
Lehman Brothers Corporate Bond Index                $13,466

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
ACTIVE BOND FUND (FORMERLY SOVEREIGN BOND FUND)
JOHN HANCOCK ADVISERS, INC.                                             James Ho
--------------------------------------------------------------------------------

   During the quarter the Fund gained 3.84%, underperforming the Lehman Aggregate Index at 4.21%. YTD the Fund performed well on an absolute basis, returning 10.45%, though underperforming the index return of 11.63%. Underperformance can be attributed to the Fund's bias towards spread product, as most spread sectors underperformed Treasuries for both periods. Treasuries had their best year of performance since 1995. Our underweight position in this sector relative to the benchmark, for both the quarter and year, detracted from performance results. The Fund's overweight position in corporate bonds relative to the index detracted from performance results for both the quarter and 2000.
   With the unexpected and aggressive rate cut on January 3rd, the Fed effectively put a floor under the economy and the risk of recession is greatly reduced. Given an expected upturn in the economy later in 2001 in response to this stimulus action, we think interest rates may be close to bottom. We plan to use periods of market strength to reduce interest rate sensitivity by shortening duration. With a backdrop of a stronger economy expected, we plan to reduce our defensive stance. We'll likely reduce our Treasury holdings and asset backed securities and increase investments in the high-yield sector, which currently offers very attractive values and yields. We'll also look for attractive values among lower-rated investment grade issues. Additionally, we're likely to move away from defensive industry sectors--such as energy, health care and utilities-in favor of more economically sensitive sectors such as autos, home building and financials. Our neutral weighting in mortgage securities is likely to remain constant, and we will emphasize prepayment-resistant securities with coupons of between 6% and 7%. Emerging markets may present opportunities, especially if the U.S. economy rebounds.


                                     [GRAPH]

            Active Bond  Active Bond                 Active Bond  Active Bond
               Fund       Benchmark                     Fund       Benchmark

  12/31/90    $10,000       $10,000        01/31/96    $16,299       $16,061
  01/31/91     10,081        10,112        02/29/96     15,986        15,721
  02/28/91     10,204        10,199        03/31/96     15,888        15,589
  03/31/91     10,298        10,269        04/30/96     15,808        15,481
  04/30/91     10,448        10,387        05/31/96     15,804        15,455
  05/31/91     10,526        10,436        06/30/96     15,964        15,662
  06/30/91     10,534        10,425        07/31/96     16,015        15,698
  07/31/91     10,648        10,556        08/31/96     16,027        15,660
  08/31/91     10,889        10,799        09/30/96     16,317        15,939
  09/30/91     11,110        11,025        10/31/96     16,664        16,311
  10/31/91     11,219        11,123        11/30/96     16,925        16,611
  11/30/91     11,313        11,234        12/31/96     16,868        16,426
  12/31/91     11,666        11,613        01/31/97     16,931        16,446
  01/31/92     11,553        11,441        02/28/97     17,011        16,481
  02/29/92     11,583        11,501        03/31/97     16,831        16,284
  03/31/92     11,554        11,438        04/30/97     17,061        16,522
  04/30/92     11,628        11,507        05/31/97     17,253        16,676
  05/31/92     11,822        11,730        06/30/97     17,479        16,876
  06/30/92     11,976        11,902        07/31/97     18,003        17,392
  07/31/92     12,265        12,207        08/31/97     17,826        17,198
  08/31/92     12,398        12,316        09/30/97     18,115        17,468
  09/30/92     12,565        12,483        10/31/97     18,271        17,747
  10/31/92     12,412        12,292        11/30/97     18,372        17,841
  11/30/92     12,374        12,281        12/31/97     18,573        18,028
  12/31/92     12,559        12,492        01/31/98     18,828        18,283
  01/31/93     12,783        12,765        02/28/98     18,812        18,246
  02/28/93     13,049        13,030        03/31/98     18,919        18,303
  03/31/93     13,121        13,075        04/30/98     19,011        18,394
  04/30/93     13,203        13,175        05/31/98     19,180        18,591
  05/31/93     13,196        13,169        06/30/98     19,364        18,781
  06/30/93     13,467        13,468        07/31/98     19,400        18,796
  07/31/93     13,581        13,554        08/31/98     19,591        19,162
  08/31/93     13,868        13,865        09/30/98     20,040        19,710
  09/30/93     13,936        13,914        10/31/98     19,852        19,570
  10/31/93     13,951        13,971        11/30/98     20,043        19,688
  11/30/93     13,846        13,813        12/31/98     20,102        19,735
  12/31/93     13,911        13,874        01/31/99     20,287        19,875
  01/31/94     14,114        14,082        02/28/99     19,871        19,402
  02/28/94     13,855        13,775        03/31/99     20,013        19,499
  03/31/94     13,561        13,438        04/30/99     20,076        19,548
  04/30/94     13,440        13,326        05/31/99     19,859        19,346
  05/31/94     13,417        13,302        06/30/99     19,809        19,286
  06/30/94     13,404        13,271        07/31/99     19,769        19,232
  07/31/94     13,621        13,537        08/31/99     19,730        19,217
  08/31/94     13,654        13,542        09/30/99     19,906        19,390
  09/30/94     13,495        13,338        10/31/99     19,946        19,462
  10/31/94     13,473        13,323        11/30/99     20,016        19,460
  11/30/94     13,448        13,299        12/31/99     19,913        19,366
  12/31/94     13,554        13,387        01/31/00     19,830        19,302
  01/31/95     13,812        13,644        02/29/00     20,053        19,536
  02/28/95     14,143        13,960        03/31/00     20,256        19,794
  03/31/95     14,253        14,054        04/30/00     20,178        19,736
  04/30/95     14,459        14,249        05/31/00     20,160        19,727
  05/31/95     15,081        14,846        06/30/00     20,583        20,137
  06/30/95     15,211        14,965        07/31/00     20,748        20,320
  07/31/95     15,145        14,907        08/31/00     21,062        20,615
  08/31/95     15,320        15,098        09/30/00     21,181        20,745
  09/30/95     15,474        15,252        10/31/00     21,293        20,882
  10/31/95     15,726        15,476        11/30/00     21,576        21,224
  11/30/95     15,960        15,731        12/31/00     21,994        21,619
  12/31/95     16,203        15,962


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Government National Mortgage Assoc.        25.9%              22.1%
U.S. Treasury                              11.4%              18.4%
Federal National Mortgage Assoc.            8.8%              10.4%
GMAC Commercial Mortgage Securities, Inc.   1.4%               1.4%
Peco Energy Transition Trust                1.3%               0.3%
Hydro-Quebec                                1.1%               1.1%
Amresco Residential Securities              1.0%               1.0%
Morgan Stanley Capital                      1.0%               N/A
UCFC Home Equity Loan                       1.0%               1.5%
Cleveland Electric Illuminating Co.         0.8%               0.8%

Average Annual Total Returns*
---------------------------------------------------------------------------
                    Active Bond     Active Bond        MorningStar
                       Fund         Benchmark(1)       Peer Group+
                     --------     ---------------      -----------
 1 Year                10.45%          11.63%              8.21%
 3 Years                5.80            6.24               4.86
 5 Years                6.30            6.25               5.69
10 Years                8.20            7.62               7.80

Fund Composition (as of December 31, 2000)
---------------------------------------------------------------------------
Credit Quality                     Duration
--------------                     --------
Short Term              5.30%      less than 1 Year        5.30%
AAA                    44.80%      1-3  Years              0.30%
AA                      8.0%       3-5  Years              0.00%
A                      13.80%      5-10 Years             86.60%
BBB                    15.40%      greater than 10 Years   7.80%
BB                      8.80%
B                       3.50%
Below B                 0.00%
NR/NA                   0.40%

(1) The Active Bond Benchmark represents the Lehman Brothers Government/ Corporate Bond Index from April 1986 to September 1999 and Lehman Brothers Aggregate Bond Index from October 1999 to present.

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having an Intermediate Term Bond investment category.

PROPOSAL 8
--------------------------------------------------------------------------------
John Hancock V.A. Money Market Fund
By Dawn Bailie for the Portfolio Management Team
--------------------------------------------------------------------------------

It was a good year for money-market fund investors, who saw their yields rise and their returns beat those of most stock-fund investors. In the first half of the year, money-market yields rose along with interest rates. This occurred after all signs pointed to a very robust U.S. economy in January, with soaring consumer confidence and a booming stock market sparking concerns of an uptick in inflation. As a result, the Federal Reserve switched to its inflation-fighting mode again, raising the federal funds rate that banks charge each other for overnight loans by one-quarter percentage point in February and again in March in an effort to cool the economy and block inflation. When that didn't deter the economy, or the stock market, the Fed took the unusual step of raising rates by one-half a percentage point in May. Shortly after, the economy began to show signs of slowing, while inflation remained relatively benign. This trend continued through the year's end, so the Fed stayed on the sidelines and the federal funds rate ended the year at 6.50%, up from 5.50% a year earlier. After rising in the first half of the year, money-market yields remained fairly level, since the federal funds rate is a key pricing benchmark for money-market securities.

In the second half of the year, the effects of the slowing economy began to show up in earnest in the form of earnings disappointments -- which sent the stock market reeling -- and slowdowns in manufacturing, housing and consumer spending. So by the end of the year, the Fed actually returned to its neutral stance and investors even began to anticipate rate cuts in 2001.

7-DAY EFFECTIVE YIELD
On December 31, 2000, John Hancock V.A. Money Market Fund had a 7-day effective yield of 6.17%. By comparison, the average taxable money-market fund had a 7-day effective yield of 5.91%, according to Lipper, Inc.

STAYING SHORT
For the first nine months of 2000, we kept the Fund's maturity slightly shorter than average, believing that rates were on the rise, as the Fed remained intent on slowing the economy and preventing inflation through a series of rate hikes. This conservative stance meant that our money was not tied up for as long, so we were able to move more quickly into higher-yielding securities as rates rose.

Our thinking changed by the end of September, as we began to see a marked and consistent slowdown in housing, manufacturing and the consumer and producer price indexes. Believing that a slowing economy would keep the Fed on hold, or even cause it to reverse course and lower rates, we extended our maturity in October to be on the average. We stayed that way through year end, mostly to take advantage of the year-end bargains and higher yields that we can generally find as traders clear out their inventory of money-market securities.

A LOOK AHEAD
With the economy slowing down so rapidly, we had anticipated that the Fed would begin lowering rates at its next meeting in late January. In fact, just three days after the Fund's year ended, the Fed took the surprise step of lowering rates by one-half a percentage point in an aggressive effort to avoid a serious economic downturn. In doing so, the Fed cited weaker sales, production, consumer confidence and financial markets, while core inflation remained tame. Even before this move, we had confidence that the Fed would continue to nimbly manage the economy's growth and prevent a recession, and this recent action further bolsters that view. With the prospects for additional rate cuts real, we plan to extend our maturity to slightly longer than average in an effort to lock in higher rates. As always, we will continue to focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                                       Inception: March 29, 1986
--------------------------------------------------------------------------------
MONEY MARKET FUND
JOHN HANCOCK LIFE INSURANCE CO.                                Peter Mitsopoulos
--------------------------------------------------------------------------------

   The Federal Reserve's monetary tightening actions starting in 1999 continued as we entered 2000, but by mid-year the Fed abandoned further rate increases as the economy showed signs of weakness. The Fed Funds target rate stood at 6.50% and the Fed remained on hold through December 31. Just a few days after the New Year, however, the Fed enacted a 5 0 basis point reduction in the rate to 6.0%. During thefirst half of the year we shortened the fund's weighted average maturity (WAM) in order to capture higher yields under the tightening policy. The WAM of the Fund was approximately 45 days at year-end 1999 and had reached a low of 21 days in late April. We made efforts to push the level into the 30 day to 40 day range for the later part of the year given growing expectations for an end to fed tightening and ended the year with a WAM of 31 days.
   The Fund performed generally in-line with expectations during the year. We had become more cautious in our acquisition of adjustable rate securities because of two factors: They were becoming more expensive and some of the more active issuers were developing credit concerns. The Fund ended with only a 16% position versus 22% at year-end 1999. The market continues to make it difficult to pick up any appreciable yield differential by going out beyond one or two months. However, when we see value out on the curve, we will acquire securities in an effort to lock in yield and increase the Fund's weighted average maturity.
   The Fund is invested primarily in commercial paper (78%), adjustable rate notes (16%) with other money market securities making up the balance.

              [GRAPH]

                       Money
                       Market
                        Fund

       12/31/90       $10,000
        1/31/91        10,063
        2/28/91        10,115
        3/31/91        10,165
        4/30/91        10,222
        5/31/91        10,271
        6/30/91        10,315
        7/31/91        10,369
        8/31/91        10,417
        9/30/91        10,465
       10/31/91        10,511
       11/30/91        10,549
       12/31/91        10,596
        1/31/92        10,633
        2/29/92        10,664
        3/31/92        10,700
        4/30/92        10,735
        5/31/92        10,767
        6/30/92        10,804
        7/31/92        10,838
        8/31/92        10,870
        9/30/92        10,901
       10/31/92        10,920
       11/30/92        10,950
       12/31/92        10,981
        1/31/93        11,009
        2/28/93        11,035
        3/31/93        11,065
        4/30/93        11,093
        5/31/93        11,118
        6/30/93        11,147
        7/31/93        11,175
        8/31/93        11,204
        9/30/93        11,232
       10/31/93        11,258
       11/30/93        11,287
       12/31/93        11,316
        1/31/94        11,346
        2/28/94        11,372
        3/31/94        11,403
        4/30/94        11,432
        5/31/94        11,467
        6/30/94        11,505
        7/31/94        11,542
        8/31/94        11,588
        9/30/94        11,632
       10/31/94        11,673
       11/30/94        11,719
       12/31/94        11,773
        1/31/95        11,829
        2/28/95        11,880
        3/31/95        11,939
        4/30/95        11,992
        5/31/95        12,054
        6/30/95        12,110
        7/31/95        12,168
        8/31/95        12,225
        9/30/95        12,279
       10/31/95        12,338
       11/30/95        12,394
       12/31/95        12,453
        1/31/96        12,511
        2/29/96        12,562
        3/31/96        12,613
        4/30/96        12,668
        5/31/96        12,723
        6/30/96        12,773
        7/31/96        12,833
        8/31/96        12,888
        9/30/96        12,945
       10/31/96        13,002
       11/30/96        13,051
       12/31/96        13,116
        1/31/97        13,174
        2/28/97        13,226
        3/31/97        13,284
        4/30/97        13,341
        5/31/97        13,400
        6/30/97        13,461
        7/31/97        13,522
        8/31/97        13,579
        9/30/97        13,643
       10/31/97        13,706
       11/30/97        13,762
       12/31/97        13,830
        1/31/98        13,894
        2/28/98        13,949
        3/31/98        14,012
        4/30/98        14,074
        5/31/98        14,138
        6/30/98        14,200
        7/31/98        14,264
        8/31/98        14,329
        9/30/98        14,392
       10/31/98        14,456
       11/30/98        14,517
       12/31/98        14,579
        1/31/99        14,640
        2/28/99        14,693
        3/31/99        14,752
        4/30/99        14,807
        5/31/99        14,866
        6/30/99        14,923
        7/31/99        14,984
        8/31/99        15,047
        9/30/99        15,109
       10/31/99        15,176
       11/30/99        15,242
       12/31/99        15,315
        1/31/00        15,388
        2/29/00        15,457
        3/31/00        15,531
        4/30/00        15,604
        5/31/00        15,684
        6/30/00        15,766
        7/31/00        15,851
        8/31/00        15,937
        9/30/00        16,020
       10/31/00        16,105
       11/30/00        16,190
       12/31/00        16,278

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Monte Rosa Capital Corp.                    4.2%               1.0%
Falcon Asset Securitization Corp.           3.7%               2.1%
Sigma Finance, Inc.                         3.6%               4.2%
Centric Capital Corp.                       3.6%               3.2%
Sheffield Receivables Corp.                 3.3%               4.1%
Merrill Lynch & Co., Inc.                   3.3%               0.5%
DOVER Corp. YRS 3+4                         3.2%               N/A
Lehman Brothers Holdings                    2.9%               N/A
Enterprise Funding Corp.                    2.7%               N/A
K2 USA LLC                                  2.6%               2.9%

Average Annual Total Returns*
---------------------------------------------------------------------------
                                    Money Market
                                       Fund(1)
                                    ------------
                      1 Year            6.29%
                      3 Years           5.58%
                      5 Years           5.50%
                     10 Years           4.99%

---------------------------------------------------------------------------
Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Financial              83.9%        Consumer Staple        2.3%
Capital Equipment       5.7%        Technologyyclical      1.3%
Consumer Cyclical       3.5%        Basic Material         0.4%
Utility                 2.9%

---------------------------------------------------------------------------

    The Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $10.00/share.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

(1) Returns reflect extra-ordinary capital contribution of $284,471 in October 2000

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                       John Hancock V.A. Money Market Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Money Market Fund and the Money Market Fund series of the John Hancock Variable Series Trust I ("Money Market Fund"). Under this Agreement, V.A. Money Market Fund would transfer all of its assets to Money Market Fund in exchange for shares of Money Market Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Money Market Fund. Money Market Fund will also assume V.A. Money Market Fund's liabilities.

       FOR      |_|                AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. MONEY MARKET FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Money Market Fund ("V.A. Money Market Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Money Market Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                PLEASE SIGN, DATE AND RETURN
                                PROMPTLY IN ENCLOSED ENVELOPE

                                Date ------------------ , 2001
                                NOTE: Signature(s) should agree with the
                                name(s) printed herein. When signing as
                                attorney, executor, administrator, trustee
                                or guardian, please give your full name as
                                such. If a corporation, please sign in full
                                corporate name by president or other
                                authorized officer. If a partnership, please
                                sign in partnership name by authorized
                                person.
                                ---------------------------------------

                                ---------------------------------------
                                             Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                           John Hancock V.A. Bond Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Bond Fund and the Active Bond Fund series of the John Hancock Variable Series Trust I ("Active Bond Fund"). Under this Agreement, V.A. Bond Fund. would transfer all of its assets to Active Bond Fund in exchange for shares of Active Bond Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Bond Fund. Active Bond Fund will also assume V.A. Bond Fund's liabilities.


      FOR      |_|                 AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. BOND FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Bond Fund ("V.A. Bond Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Bond Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                 PLEASE SIGN, DATE AND RETURN
                                 PROMPTLY IN ENCLOSED ENVELOPE

                                Date ----------------, 2001
                                NOTE: Signature(s) should agree with the
                                name(s) printed herein. When signing as
                                attorney, executor, administrator, trustee
                                or guardian, please give your full name as
                                such. If a corporation, please sign in full
                                corporate name by president or other
                                authorized officer. If a partnership, please
                                sign in partnership name by authorized
                                person.
                                --------------------------------------------

                                --------------------------------------------
                                              Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                        John Hancock V.A. 500 Index Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. 500 Index Fund and the Equity Index Fund series of the John Hancock Variable Series Trust I ("Equity Index Fund"). Under this Agreement, V.A. 500 Index Fund. would transfer all of its assets to Equity Index Fund in exchange for shares of Equity Index Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. 500 Index Fund. Equity Index Fund will also assume V.A. 500 Index Fund's liabilities.

        FOR      |_|                 AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. 500 INDEX FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. 500 Index Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date ----------------- , 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                 Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                      John Hancock V.A. International Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. International Fund and the International Equity Fund series of the John Hancock Variable Series Trust I ("International Equity Fund"). Under this Agreement, V.A. International Fund would transfer all of its assets to International Equity Fund in exchange for shares of International Equity Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. International Fund. International Equity Fund will also assume V.A. International Fund's liabilities.

       FOR      |_|                 AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. INTERNATIONAL FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. International Fund ("V.A. International Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. International Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                   Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                     John Hancock V.A. Large Cap Growth Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Large Cap Growth Fund and the Growth & Income Fund series of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Large Cap Growth Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Large Cap Growth Fund. Growth & Income Fund will also assume V.A. Large Cap Growth Fund's liabilities.

        FOR      |_|                AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. LARGE CAP GROWTH FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Large Cap Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                 Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                       John Hancock V.A. Core Equity Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal 1. To approve an Agreement and Plan of Reorganization between V.A. Core Equity Fund and the Growth & Income Fund series of the John Hancock Variable Series Trust I ("Growth & Income Fund"). Under this Agreement, V.A. Core Equity Fund would transfer all of its assets to Growth & Income Fund in exchange for shares of Growth & Income Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Core Equity Fund. Growth & Income Fund will also assume V.A. Core Equity Fund's liabilities.

        FOR      |_|                AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. CORE EQUITY FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Core Equity Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -----------------------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                  Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                      John Hancock V.A. Mid Cap Growth Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Mid Cap Growth Fund and the Fundamental Growth Fund series of the John Hancock Variable Series Trust I ("Fundamental Growth Fund"). Under this Agreement, V.A. Mid Cap Growth Fund would transfer all of its assets to Fundamental Growth Fund in exchange for shares of Fundamental Growth Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Mid Cap Growth Fund. Fundamental Growth Fund will also assume V.A. Mid Cap Growth Fund's liabilities.

        FOR      |_|             AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V.A. MID CAP GROWTH FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V.A. Mid Cap Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -----------------------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                  Signature(s)

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                      John Hancock V. A. Small Cap Growth Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filling in the appropriate boxes using blue or black ink or dark pencil.

This voting instruction card, if properly executed, will be voted in the manner directed by the contract owner. If this voting instruction is executed and no direction is made, this voting instruction will be voted for all proposals and in the discretion of the insurance company upon such other business as may properly come before the meeting.

Proposal: To approve an Agreement and Plan of Reorganization between V.A. Small Cap Growth Fund and the Small Cap Growth Fund series of the John Hancock Variable Series Trust I ("Small Cap Growth Fund"). Under this Agreement, V. A. Small Cap Growth Fund would transfer all of its assets to Small Cap Growth
Fund in exchange for shares of Small Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of V.A. Small Cap Growth Fund. Small Cap Growth Fund will also assume V. A. Small Cap Growth Fund's liabilities.

        FOR      |_|             AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

JOHN HANCOCK V. A. SMALL CAP GROWTH FUND
A Series of John Hancock Declaration Trust

These voting instructions will be used by the insurance companies in connection with a solicitation of proxies by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of John Hancock V. A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund") attributable to the undersigned's variable annuity contract at the Special Meeting of Shareholders (the "Meeting") of V. A. Small Cap Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on Wednesday, December 5, 2001 at 9:00 a.m., Eastern time, and at any adjournment (s) of the Meeting. Receipt of the Proxy Statement dated November 1, 2001 is hereby acknowledged. If not revoked, this card shall be voted for the proposal.

Kathleen F. Driscoll and Michele G. Van Leer, and each of them, with power of substitution in each, are hereby instructed to vote the shares held in the fund portfolio attributable to the undersigned at the special meeting of shareholders and at any adjournment thereof, as specified on the reverse side.

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN ENCLOSED ENVELOPE

                                    Date -----------------------------, 2001
                                    NOTE: Signature(s) should agree with the
                                    name(s) printed herein. When signing as
                                    attorney, executor, administrator, trustee
                                    or guardian, please give your full name as
                                    such. If a corporation, please sign in full
                                    corporate name by president or other
                                    authorized officer. If a partnership, please
                                    sign in partnership name by authorized
                                    person.
                                    --------------------------------------------

                                    --------------------------------------------
                                                  Signature(s)